VARIABLE ANNUITY PROSPECTUS

March 31, 2004

THE GUARDIAN INVESTOR
INCOME ACCESS

THIS PROSPECTUS describes an Individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

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The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC)
through its Separate Account Q (the Separate Account). The contract is designed to provide tax-deferred annuity benefits under retirement programs. It will also pay a death benefit if the annuitant or the owner dies before annuity payments begin.

The minimum initial premium payment is $2,000. Your premiums may be invested in up to 20 variable investment options or 19 variable investment options and the fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds accompany this prospectus.

o The Guardian Variable Contract Funds, Inc.
  - The Guardian Stock Fund
  - The Guardian VC 500 Index Fund
  - The Guardian VC Asset Allocation Fund
  - The Guardian VC High Yield Bond Fund
  - The Guardian VC Low Duration Bond Fund
  - The Guardian UBS VC Large Cap Value Fund
  - The Guardian UBS VC Small Cap Value Fund
o The Guardian Bond Fund, Inc.
o The Guardian Cash Fund, Inc.
o GIAC Funds, Inc.
  - Baillie Gifford International Fund
  - Baillie Gifford Emerging Markets Fund
  - The Guardian Small Cap Stock Fund
o AIM Variable Insurance Funds (Series II Shares)
  - AIM V.I. Aggressive Growth Fund
  - AIM V.I. Basic Value Fund
  - AIM V.I. Government Securities Fund
  - AIM V.I. Growth Fund
  - AIM V.I. Mid Cap Core Equity Fund
  - AIM V.I. Premier Equity Fund
o The Alger American Fund
  - Alger American Leveraged AllCap Portfolio
    (Class S Shares)
o AllianceBernstein (Class B)
  - AllianceBernstein Real Estate Investment Portfolio
  - AllianceBernstein Value Portfolio
  - AllianceBernstein Growth & Income Portfolio
  - AllianceBernstein Premier Growth Portfolio
  - AllianceBernstein Technology Portfolio
o Fidelity Variable Insurance Products Funds
    (Service Class 2)
  - Fidelity VIP Balanced Portfolio
  - Fidelity VIP Contrafund(R) Portfolio
  - Fidelity VIP Equity-Income Portfolio
  - Fidelity VIP Growth Portfolio
  - Fidelity VIP Investment Grade Bond Portfolio
  - Fidelity VIP Mid Cap Portfolio
o Franklin Templeton Variable Insurance Products
    Trust (Class 2 Shares)
  - Franklin Rising Dividends Securities Fund
  - Franklin Small Cap Value Securities Fund
  - Templeton Growth Securities Fund
o Gabelli Capital Series Funds, Inc.
  - Gabelli Capital Asset Fund
o MFS(R) Variable Insurance Trust(SM) (Service Class)
- MFS Bond Series
  - MFS Capital Opportunities Series
  - MFS Emerging Growth Series
  - MFS Investors Trust Series
  - MFS New Discovery Series
  - MFS Strategic Income Series
  - MFS Total Return Series
o Value Line Centurion Fund
o Value Line Strategic Asset Management Trust
o Van Kampen Life Investment Trust (Class II Shares)
  - Van Kampen Life Investment Trust Government
    Portfolio
  - Van Kampen Life Investment Trust Growth and
    Income Portfolio

A Statement of Additional Information about the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on page 58 of this prospectus.

The Statement of Additional Information, which is also dated March 31, 2004, is incorporated by reference into this prospectus.

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The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.


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

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CONTENTS
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This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

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SUMMARY

What is a variable annuity contract?                                           1
- How a variable annuity works                                                 1
- The annuity period                                                           1
- Other contract features                                                      1
- Expenses                                                                     2
- Deciding to purchase a contract                                              2

Expense tables                                                                 4

The Guardian Insurance & Annuity Company, Inc.                                 7

Buying a contract                                                              8
- The purchase process                                                         8
- Payments                                                                     8

The accumulation period                                                        9
- How we allocate your premium payments                                        9
- Automated Purchase Payments                                                  9
- The Separate Account                                                         9
- Variable investment options                                                 10
- Fixed-rate option                                                           16
- Transfers                                                                   17
- Surrenders and partial withdrawals                                          18
- Managing your annuity                                                       20

The annuity period                                                            22
- When annuity payments begin                                                 22
- How your annuity payments are calculated                                    22
- Variable annuity payout options                                             23
- Fixed-rate annuity payout options                                           26

Other contract features                                                       29
- Death benefits                                                              29
- Spousal continuation                                                        31
- Enhanced death benefits                                                     31
- Earnings Benefit Rider                                                      34
- Living Benefit Rider (referred to as "Decade")                              36
- Guaranteed Minimum Income Benefit (GMIB) Rider                              38

Financial information                                                         42
- How we calculate unit values                                                42
- Contract costs and expenses                                                 43
- Federal tax matters                                                         45
- Performance results                                                         52

Your rights and responsibilities                                              54
-  Telephonic and electronic services                                         54
-  Voting rights                                                              55
-  Your right to cancel the contract                                          55
-  Inactive contract                                                          55
-  Distribution of the contract                                               56

Special terms used in this prospectus                                         57

Other information                                                             58
-  Legal proceedings                                                          58
-  Where to get more information                                              58

Appendix A - Summary Financial Information                                    59

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SUMMARY
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WHAT IS A VARIABLE ANNUITY CONTRACT?
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A variable annuity contract allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That's why this product is called a variable annuity.

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HOW A VARIABLE ANNUITY WORKS

During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 20 variable investment options, or 19 variable investment options and the fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 45 investment divisions, corresponding to 45 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract's investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

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Payout options

Annuity payout options are available on either a variable or fixed-rate basis.

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THE ANNUITY PERIOD

Annuity payments under this contract must begin no later than the annuitant's 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select one or a combination of five annuity payout options under the contract:

o     Life annuity without a guaranteed period

o     Life annuity with a guaranteed period

o     Joint and survivor annuity

o     Payments to age 100

o     Variable annuity payments to age 100.

The first three payout options are available on either a variable or fixed-rate basis. Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the variable investment options at any time. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If you, or another person named as the annuitant, should die before annuity payments begin, then we pay a death benefit to the beneficiary. You also have the option of purchasing one of two enhanced death benefit riders that may provide a greater death benefit. Please see Other contract features: Death benefits.

Optional riders

You also have the option to purchase three other riders to provide additional benefits. Decade(SM), the living benefit rider, provides that your contract value on the tenth anniversary is at least equal to your initial premium payment (adjusted for any partial withdrawals), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the annuitant's death if your contract earnings exceed your adjusted premium payments. The guaranteed minimum income


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SUMMARY                                                           PROSPECTUS   1
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

benefit rider establishes a guaranteed income base that can be used to provide a guaranteed minimum income annuity benefit regardless of the investment performance of the contract. Please refer to Other contract features.

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. Once annuity payments begin, surrenders and partial withdrawals are only available with the Payments to age 100 annuity payout options. Please see The accumulation period: Surrenders and partial withdrawals.

EXPENSES

The following are expenses that you will incur as a contract owner:

o Operating expenses for mutual funds comprising the variable investment options


      Management fees, 12b-1 fees, and other expenses associated with the Funds you may pay while owning the contract range from 0.40% to 1.82%. Actual charges will depend on the variable investment options you select.


o     Mortality and expense risk charges

      1.55% annually of the net asset value of your variable investment options during each of the first seven contract years; 1.00% thereafter.

o     Administrative expenses

      0.20% annually of the net asset value of your variable investment options.

o     Contract fee

      An annual fee of $35, if the accumulation value in your contract is less than $100,000 on your contract's anniversary date.

The following are expenses that you may incur as a contract owner:

o     Contingent deferred sales charges

      A charge of up to 4% against any amount that you withdraw during the first four contract years that is attributable to premium payments made during the first three contract years.

o     Enhanced death benefit expense

      If you choose this benefit, the annual expense is either 0.20% or 0.50% of the net asset value of your variable investment options, depending on the rider chosen.

o     Living benefit rider expense

      If you choose this rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

o     Earnings benefit rider expense

      If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

o     Guaranteed minimum income benefit rider expense

      If you choose this rider, you will pay an annual charge of 0.50% of the guaranteed income base at the time the charge is deducted on each rider anniversary and upon termination of the rider.

o     Annuity taxes

      A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.

o     Partial withdrawal charge

      During the annuity period, if you choose Payments to 100 or Variable Annuity Payments to age 100 as an annuity payout option and you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

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Free-look period

You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period.

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DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. If you exercise this free-look privilege, and you live in a state that does not require us to return premiums paid, you will bear the risk of any decline in your contract's value during the free-


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2   PROSPECTUS                                                           SUMMARY
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

look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract's terms will vary depending on where you live.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

For information about the compensation we pay for sales of the contracts, see Distribution of the contract.

Please see Special terms used in this prospectus for definitions of key terms.


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SUMMARY                                                           PROSPECTUS   3
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

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EXPENSE TABLES
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.

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Expenses
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The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial Information - Contract costs and expenses and the accompanying Fund prospectuses for a more complete description of the various costs and expenses. Premium taxes may apply.

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CONTRACT OWNER TRANSACTION EXPENSES

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Sales Charge Imposed on Purchases:                                          None
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Contingent Deferred Sales Charge:                          4% declining annually
                                                                    see Note (1)
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Transfer Fee:                                                    Currently, none
                                              (may charge $25 for each transfer)
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Partial Withdrawal Charge:                        Lesser of $25 or 2% of partial
                                                withdrawal amount - see Note (2)
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Notes:

(1) The contingent deferred sales charge is assessed on premiums withdrawn that were paid into your contract during the first three contract years. During the first four contract years, you may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments that have not been previously withdrawn, or (ii) 10% of the total premium payments made during the first three contract years, minus the aggregate amount of all prior partial withdrawals made during the current contract year.

                                                                      Contingent
                                                           deferred sales charge
Number of contract years completed                                    percentage
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0                                                                             4%
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1                                                                             4%
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2                                                                             3%
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3                                                                             2%
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4                                                                             0%
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(2) The partial withdrawal charge applies to partial withdrawals during the annuity period in excess of one per quarter. Partial withdrawals are only available during the annuity period if you choose one of the two payments to 100 annuity payout options.


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4   PROSPECTUS                                                     EXPENSE TABLE
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

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

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Annual Contract Fee:                                                     $35.00*
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*The annual contract fee may be lower where required by state law.

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
Annual Guaranteed Minimum Income Benefit Rider Fee:      0.50% of guaranteed income base+
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

+Please see the Guaranteed Minimum Income Benefit (GMIB) Rider section of this prospectus for a definition of "guaranteed income base."

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES
(as a percentage of daily net asset value)
7yrEDB = Seven Year Enhanced Death Benefit
CAEDB  = Contract Anniversary Enhanced Death Benefit (for contracts issued in conjunction         LB = Living Benefit
         with applications postmarked after April 23, 2004)                                       EB = Earnings Benefit

                                                                    Contracts                               Contracts
                                          Contracts                      with    Contracts                       with    Contracts
                                            with no    Contracts       7yrEDB         with    Contracts         CAEDB         with
                                              rider         with       and LB      7yrEDB,         with           and       CAEDB,
                                           benefits       7yrEDB        or EB    LB and EB        CAEDB      LB or EB    LB and EB
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
Mortality & Expense Risk Charge
  o years 0-7                                 1.55%        1.55%        1.55%        1.55%        1.55%         1.55%        1.55%
  o years 8 and beyond                        1.00%        1.00%        1.00%        1.00%        1.00%         1.00%        1.00%
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Other Separate Account Fees
Administrative Charge                         0.20%        0.20%        0.20%        0.20%        0.20%         0.20%        0.20%
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Charges for Additional Riders
7 year Enhanced Death
  Benefit (7yrEDB)                            0.00%        0.20%        0.20%        0.20%        0.00%         0.00%        0.00%
Contract anniversary enhanced
  death benefit (CAEDB)                       0.00%        0.00%        0.00%        0.00%        0.50%         0.50%        0.50%
Living Benefit (LB)
Earnings Benefit (EB)                         0.00%        0.00%        0.25%        0.50%        0.00%         0.25%        0.50%
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Subtotal Other Separate Account Fees          0.20%        0.40%        0.65%        0.90%        0.70%         0.95%        1.20%
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Total Separate Account
Level Annual Expenses
  o years 0-7                                 1.75%        1.95%        2.20%        2.45%        2.25%         2.50%        2.75%
  o years 8 and beyond                        1.20%        1.40%        1.65%        1.90%        1.70%         1.95%        2.20%
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

The next item shows the minimum and maximum total operating expenses charged by the mutual fund companies that you may pay periodically during the time that you own the contract. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution [and/or service] (12b-1) fees, and other expenses)

                                                             Minimum     Maximum

  Total Annual Underlying Mutual Fund Operating Expenses
    (before applicable waivers and reimbursements)**          0.40%       1.82%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds.

**"Total Annual Underlying Mutual Fund Operating Expenses" are expenses for the fiscal year ended December 31, 2003.


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EXPENSE TABLE                                                     PROSPECTUS   5
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

                                Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) maximum and (b) minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit, Earnings Benefit and Guaranteed Minimum Income Benefit Riders, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

                                  Time Periods

      1 year             3 years                5 years            10 years
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     (a) $967          (a) $1,991             (a) $2,801          (a) $5,357
     (b) $818          (b) $1,564             (b) $2,123          (b) $4,149

Chart 2. Chart 2 assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit, Earnings Benefit and Guaranteed Minimum Income Benefit Riders, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

                                  Time Periods

      1 year             3 years                5 years            10 years
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     (a) $567          (a) $1,691             (a) $2,801          (a) $5,357
     (b) $418          (b) $1,264             (b) $2,123          (b) $4,149

Chart 3. Chart 3 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

                                  Time Periods

      1 year             3 years                5 years            10 years
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     (a) $810          (a) $1,540             (a) $2,083          (a) $4,075
     (b) $661          (b) $1,099             (b) $1,359          (b) $2,663

Chart 4. Chart 4 assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

                                  Time Periods

      1 year             3 years                5 years            10 years
--------------------------------------------------------------------------------
     (a) $410          (a) $1,240             (a) $2,083          (a) $4,075
     (b) $261          (b) $  799             (b) $1,359          (b) $2,663


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6  PROSPECTUS                                                      EXPENSE TABLE
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

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THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $10 billion as of December 31, 2003. Its financial statements appear in the Statement of Additional Information.

GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2003, Guardian Life had total assets (GAAP basis) in excess of $37 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

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EXPENSE TABLE                                                     PROSPECTUS   7
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BUYING A CONTRACT
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THE PURCHASE PROCESS

If you would like to buy a contract, you must complete, sign, and forward the application form to us at the address set forth below. Alternatively, if permitted in your state, you may also initiate the purchase by using such other form or in such other manner as we find acceptable. You or your agent then must send any applicable paperwork, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
P.O. Box 26210
Lehigh Valley, Pennsylvania 18002

If you wish to send your application or other paperwork and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
3900 Burgess Place
Bethlehem, Pennsylvania 18017

Our decision to accept or reject your proposed purchase is based on administrative rules such as whether you have completed the form completely and accurately or otherwise supplied us with sufficient information for us to accept the proposed purchase. We have the right to reject any application, proposed purchase or initial premium payment for any reason.

If we accept your purchase as received, we will credit your net premium payment to your new contract within two business days. If your purchase is not complete within five business days of our receiving your application or other applicable paperwork, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $2,000. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. However, if you purchase the GMIB rider, the initial premium payment and any subsequent premium payments made in the first contract year cannot exceed $500,000 in the aggregate without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.


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8   PROSPECTUS                                                 BUYING A CONTRACT
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

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THE ACCUMULATION PERIOD
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Accumulation units
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The value of accumulation units will vary as the value of investments rises and falls in the variable investment options and also due to expenses and the deduction of certain charges.

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use net premium payments to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 variable investment options at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account or savings account to make monthly purchase payments. We will debit your account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account Q, to receive and invest your premium payments in the variable investment options. The Separate Account has 45 investment divisions, corresponding to the 45 Funds available to you. The performance of each division is based on the Fund in which it invests.

The Separate Account was established by GIAC on March 14, 2002. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940
Act) and meets the definition of a separate account


                                                                  --------------
ACCUMULATION PERIOD                                               PROSPECTUS   9
                                                                  --------------
under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

o     deregistering the Separate Account under the 1940 Act,

o operating the Separate Account as a management investment company, or in another permissible form,

o     combining two or more Separate Accounts or investment divisions,

o transferring assets between investment divisions, or into another Separate Account, or into GIAC's general account,

o modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code,

o eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

o adding to or suspending your ability to make allocations or transfers into any variable investment option or the fixed-rate option.

Variable investment options
--------------------------------------------------------------------------------
You may choose to invest in a maximum of 20 of the variable investment options at any time.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 20 of the 45 of the variable investment options at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.


--------------
10  PROSPECTUS                                               ACCUMULATION PERIOD
--------------

Variable investment options

Fund                                      Investment objectives                           Typical investments
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                   Long-term growth of capital                     U.S. common stocks
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund            Seeks to match the investment                   Common stocks of companies in the S&P
                                          performance of the Standard & Poor's            Index, which emphasizes large U.S.
                                          500 Composite Stock Price Index                 companies
                                          (the "S&P Index")
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation          Long-term total investment return               Shares of The Guardian VC 500 Index
Fund                                      consistent with moderate investment risk        Fund, The Guardian Stock Fund, The
                                                                                          Guardian Bond Fund and The Guardian Cash
                                                                                          Fund
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond           Current income; capital appreciation is         Corporate bonds and other debt
Fund                                      a secondary objective                           securities rated below investment grade
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Low Duration              Seeks a high level of current income            Investment grade debt obligations, such as
Bond Fund                                 consistent with preservation of capital         corporate bonds, mortgage-backed and
                                                                                          asset-backed securities and obligations of
                                                                                          the U.S. government and its agencies.
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap             Seeks to maximize total return, consisting      Normally, at least 80% of the value of the
Fund                                      of capital appreciation and current             Fund's net assets is invested in equity
                                          income                                          securities issued by companies with large
                                                                                          market capitalization at the time of
                                                                                          purchase
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap             Seeks to maximize total return, consisting      Normally, at least 80% of the value of the
Value Fund                                of capital appreciation and current             Fund's net assets is invested in equity
                                          income                                          securities issued by companies with small
                                                                                          market capitalization at the time of
                                                                                          purchase
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                    Maximum income without undue risk of            Investment grade debt obligations
                                          principal; capital appreciation as a
                                          secondary objective
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                    High level of current income consistent         Money market instruments
                                          with liquidity and preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund        Long-term capital appreciation                  Common stocks and convertible
                                                                                          securities issued by foreign companies
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund     Long-term capital appreciation                  Common stocks and convertible securities
                                                                                          of emerging market companies
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund         Long-term growth of capital                     U.S. common stocks of companies with
                                                                                          small market capitalization
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund           Long-term growth of capital                     Common stocks, convertible bonds,
                                                                                          convertible preferred stocks and warrants
                                                                                          of small and medium sized companies
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                 Long-term growth of capital                     Equity securities of U.S. issuers that
                                                                                          have market capitalizations of greater
                                                                                          than $500 million and are believed to be
                                                                                          undervalued in relation long-term earning
                                                                                          power or other factors
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                      Growth of capital                               Seasoned and better capitalized companies
                                                                                          considered to have strong earnings
                                                                                          momentum. May also invest in foreign
                                                                                          securities
------------------------------------------------------------------------------------------------------------------------------------


                                                                  --------------
ACCUMULATION PERIOD                                               PROSPECTUS  11
                                                                  --------------

Variable investment options

Fund                                      Investment objectives                           Typical investments
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund       Achieve a high level of current income          Debt securities issued, guaranteed or
                                          consistent with reasonable concern for          otherwise backed by the U.S. government
                                          safety of principal
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund         Long-term growth of capital                     Equity securities, including convertible
                                                                                          securities, of mid-cap companies
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund              Long-term growth of capital; income is a        Equity securities judged to be undervalued
                                          secondary objective                             by the investment adviser
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap           Long-term capital appreciation                  Equity securities of companies of any
Portfolio                                                                                 size which demonstrate promising growth
                                                                                          potential
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Real Estate             Total return from long-term growth of           Equity securities of real estate
Investment Portfolio                      capital and from income principally             investment trusts or "REITS" and other
                                          through investing in equity securities of       real estate industry companies
                                          companies that are primarily engaged in
                                          or related to the real estate industry
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio         Long-term growth of capital                     Diversified portfolio of equity securities
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth &                Reasonable current income and                   Dividend-paying common stocks of good
Income Portfolio                          reasonable opportunity for appreciation         quality
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier                 Growth of capital by pursuing aggressive        Equity securities of a limited number of
Growth Portfolio                          investment policies                             large, carefully selected, high-quality
                                                                                          U.S. companies that are judged likely to
                                                                                          achieve superior earnings growth
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology              Growth of capital, and only incidentally        Securities of companies that use
Portfolio                                 for current income                              technology extensively in the development
                                                                                          of new or improved products or processes
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio           Income and growth of capital                    Balance between stocks, bonds and other
                                                                                          debt securities
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio         Long-term capital appreciation                  U.S. and foreign common stocks of
                                                                                          companies believed to be undervalued
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio      Reasonable income; also considers               Income-producing equity securities
                                          potential for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio             Capital appreciation                            Common stocks of companies believed to
                                                                                          have above-average growth potential
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond        As high level of current income as is           U.S. dollar-denominated investment grade
Portfolio                                 consistent with the preservation of capital     bonds
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio            Long-term growth of capital                     Common stocks with medium market
                                                                                          capitalization, both U.S. and foreign
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities      Long-term capital appreciation                  Equity securities of companies that have
Fund                                                                                      paid consistently rising dividends over
                                                                                          the past 10 years
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities       Long-term total return                          Equity securities of small-cap U.S.
Fund                                                                                      companies believed to be undervalued
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                Growth of capital; current income as            U.S. common stocks and convertible
                                          a secondary objective                           securities
------------------------------------------------------------------------------------------------------------------------------------


--------------
12  PROSPECTUS                                               ACCUMULATION PERIOD
--------------

Variable investment options

Fund                                      Investment objectives                           Typical investments
------------------------------------------------------------------------------------------------------------------------------------
MFS Bond Series                           Provide as high a level of current income       Fixed income securities such as corporate
                                          as is believed to be consistent with            bonds, U.S. government securities and
                                          prudent risk. Protect shareholders'             mortgage-backed and asset-backed
                                          capital as a secondary objective                securities
------------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series          Capital appreciation                            Common stocks and related securities such
                                                                                          as preferred stocks, convertible
                                                                                          securities and depositary receipts for
                                                                                          these securities
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                Long-term growth of capital                     Common stocks of emerging growth
                                                                                          companies of any size
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                Long-term growth of capital with a              Equity securities issued by U.S. and
                                          secondary objective to seek reasonable          foreign companies
                                          current income
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                  Capital appreciation                            Equity securities of companies that offer
                                                                                          superior prospects for growth, both U.S.
                                                                                          and foreign
------------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series               High income and secondary objective             U.S. and foreign government securities,
                                          is significant capital appreciation             corporate bonds and mortgage-backed
                                                                                          and asset-backed securities
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                   Above average income consistent with            Broad list of securities, including a
                                          prudent employment of capital; as a             combination of equity and fixed-income,
                                          secondary objective, to provide reasonable      both U.S. and foreign
                                          opportunity for growth of capital and
                                          income
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund          Long-term capital growth                        Equity securities of companies that are
                                                                                          located anywhere in the world, including
                                                                                          those in the U.S. and emerging markets
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                 Long-term growth of capital                     U.S. common stocks with selections based
                                                                                          on the Value Line Timeliness(TM) Ranking
                                                                                          System
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset                High total investment return                    U.S. common stocks with selections based
Management Trust                          consistent with reasonable risk                 on the Value Line Ranking Systems, bonds
                                                                                          and money market instruments
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust          High current return consistent with             Debt securities issued by or guaranteed
Government Portfolio                      preservation of capital                         by the U.S. government, its agencies or
(Class II shares)                                                                         its instrumentalities
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust          Long-term growth of capital and                 Income-producing equity securities,
Growth and Income Portfolio               income                                          including common stocks and convertible
(Class II shares)                                                                         securities, although investments are also
                                                                                          made in non-convertible preferred stocks
                                                                                          and debt securities
------------------------------------------------------------------------------------------------------------------------------------

Some of these Funds may not be available in your state.

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same funds as the publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies.


                                                                  --------------
ACCUMULATION PERIOD                                               PROSPECTUS  13
                                                                  --------------

While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Some investment advisers (or their affiliates) may pay us compensation for administration, distribution or other expenses. Currently, these advisers include MFS Investment Management, A I M Advisors, Inc., Fred Alger Management, Inc., Fidelity Management & Research Company, Gabelli Funds, LLC, Prudential Investments Fund Management LLC, Alliance Capital Management LLC, Value Line, Inc., Van Kampen Asset Management Inc., and Templeton Global Advisers Limited. We may also receive 12b-1 fees from a Fund. The amount of compensation is usually based on assets of the relevant variable investment options from contracts that we issue. Some advisers and Funds may pay us more than others.

The Funds' investment advisers and their principal business addresses are shown in the table below.

Before investing
--------------------------------------------------------------------------------
Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

Investment advisers

                                                     Investment adviser
Fund                                                 and principal business address
----------------------------------------------------------------------------------------------------
The Guardian Stock Fund                              Guardian Investor Services LLC
The Guardian Small Cap Stock Fund                    7 Hanover Square
The Guardian Bond Fund                               New York, New York  10004
The Guardian Cash Fund
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
The Guardian VC Low Duration Bond Fund
----------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap                        Guardian Investor Services LLC (Adviser)
  Value Fund                                         7 Hanover Square
The Guardian UBS VC Small Cap Value                  New York, New York 10004
  Fund
                                                     UBS Global Asset Management
                                                     (Americas) Inc. (Sub-adviser)
                                                     One North Wacker Drive
                                                     Chicago, Illinois 60606
----------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                   Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging                             Baillie Gifford Overseas Limited (Sub-adviser)
  Markets Fund                                       1 Rutland Court
                                                     Edinburgh, Scotland  EH3 8EY
----------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                      A I M Advisors, Inc.
AIM V.I. Basic Value Fund                            11 Greenway Plaza -- Suite 100
AIM V.I. Government Securities Fund                  Houston, Texas  77046-1173
AIM V.I. Growth Fund
AIM V.I. Mid Cap Core Equity Fund
AIM V.I. Premier Equity Fund
----------------------------------------------------------------------------------------------------
Alger American Leveraged                             Fred Alger Management, Inc.
  AllCap Portfolio                                   111 Fifth Avenue
                                                     New York, New York 10003
----------------------------------------------------------------------------------------------------
AllianceBernstein Real Estate Investment             Alliance Capital Management LP
  Portfolio                                          1345 Avenue of the Americas
AllianceBernstein Value Portfolio                    New York, New York 10105
AllianceBernstein Growth & Income Portfolio
AllianceBernstein Premier Growth Portfolio
AllianceBernstein Technology Portfolio
----------------------------------------------------------------------------------------------------


--------------
14  PROSPECTUS                                               ACCUMULATION PERIOD
--------------

Investment advisers

                                                     Investment adviser
Fund                                                 and principal business address
----------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                      Fidelity Management & Research Company
Fidelity VIP Contrafund Portfolio                    82 Devonshire Street
Fidelity VIP Equity-Income Portfolio                 Boston, Massachusetts 02109
Fidelity VIP Growth Portfolio
Fidelity VIP Investment Grade Bond
  Portfolio
Fidelity VIP Mid Cap Portfolio
----------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund            Franklin Advisory Services, LLC
Franklin Small Cap Value Securities Fund             One Parker Plaza
                                                     Ninth Floor
                                                     Fort Lee, New Jersey 07024
----------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                           Gabelli Funds, LLC
                                                     One Corporate Center
                                                     Rye, New York 10580-1422
----------------------------------------------------------------------------------------------------
MFS Bond Series                                      MFS Investment Management
MFS Capital Opportunities Series                     500 Boylston Street
MFS Emerging Growth Series                           Boston, Massachusetts 02116
MFS Investors Trust Series
MFS New Discovery Series
MFS Strategic Income Series
MFS Total Return Series
----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                     Templeton Global Advisers Limited (Adviser)
                                                     Lyford Cay
                                                     Nassau, Bahamas

                                                     Templeton Asset Management Limited
                                                       (Sub-adviser)
                                                     #7 Temasek Boulevard
                                                     #38-3 Suntec Tower One
                                                     Singapore 038987
----------------------------------------------------------------------------------------------------
Value Line Centurion Fund                            Value Line Inc.
Value Line Strategic Asset Management                220 East 42nd Street
  Trust                                              New York, New York 10017
----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust                     Van Kampen Asset Management Inc.
  Government Portfolio                               1221 Avenue of the Americas
Van Kampen Life Investment Trust                     New York, New York
  Growth and Income Portfolio
----------------------------------------------------------------------------------------------------


                                                                  --------------
ACCUMULATION PERIOD                                               PROSPECTUS  15
                                                                  --------------

FIXED-RATE OPTION

For a period of time in early 2003, contract owners who purchased a new contract were eligible to allocate money to the fixed-rate option. Effective May 1, 2003, the fixed-rate option was no longer available for new contracts. Those contract owners who currently own a contract with the fixed-rate option endorsement may make additional deposits and may also make transfers from the variable investment options to the fixed-rate option. These additional deposits and transfers are limited to a maximum of $10,000 per contract year. We reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional payments and/or transfers under existing contracts. If you own a contract with the fixed-rate option endorsement, the following information applies to your contract.

--------------------------------------------------------------------------------

When you buy a contract, please note:

o     You can choose up to 20 investment options at any one time.

o There are no initial sales charges on the premium payments that you allocate to the variable investment options.

o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

o You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transaction privileges.

o     You can change beneficiaries as long as the annuitant is living.

--------------------------------------------------------------------------------

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate which is disclosed in your contract. (This minimum annual rate will be either 3% or 1.5% depending on the insurance laws in your state.) You can allocate all of your net premium payments to this option, subject to the conditions stated above, or you may choose it as one of your investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC's general assets.

At certain times we may choose to pay interest at a rate higher than the minimum annual rate specified in your contract, but we aren't obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don't use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn't been limited by our Board of Directors.

      Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

      o The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

      o This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).


--------------
16  PROSPECTUS                                               ACCUMULATION PERIOD
--------------

--------------------------------------------------------------------------------

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephonic or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephonic or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and Electronic Services.

--------------------------------------------------------------------------------

      o At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

      o The renewal rate will be guaranteed until the next contract anniversary date.

If your state's insurance department permits, your contract may have what's known as a bailout rate. If the renewal rate set on any contract anniversary date is less than the bailout rate, you can withdraw all or part of the money you have invested for at least one year in the fixed-rate option from the contract without incurring a deferred sales charge. We must receive your written request in good order for such a withdrawal at our customer service office within 60 days after the contract anniversary.

Transfers
--------------------------------------------------------------------------------
You can transfer money among variable investment options both before and after the date annuity payments begin.

TRANSFERS

You can transfer money among variable investment options or change your future percentage allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

o We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature; amounts that have been in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

      -- 50% of the amount in the fixed-rate option on the applicable contract anniversary date, or

      -- the amount equal to the largest previous transfer out of the fixed-rate option for your contract.

o Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If we receive your transfer request on a business day before 4:00 p.m. New York City time, you will receive that day's unit values. Your telephone transfer instructions will be considered received before 4:00 p.m. if the telephone call is completed no later than 4:00 p.m.

Currently, we do not limit the number of transfers you may make. However, the contract is not designed for market timing activity such as frequent


                                                                  --------------
ACCUMULATION PERIOD                                               PROSPECTUS  17
                                                                  --------------
transfers or rebalancing activity. We may limit your right to make transfers or allocation changes if we determine that your transfers would have an adverse effect on other contract owners. We make this determination by monitoring trading activity among the variable investment options based upon established parameters that are applied consistently. If your trading activity violates these parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other contract owners. We will not grant waivers to any contract owners who violate these parameters. Restrictions may be imposed without prior notice and may include without limitation:

o     limiting the frequency of transfers to not more than once every 30 days;

o     imposing a fee of up to $25 per transfer;

o requiring you to make your transfer requests through the U.S. Postal Service or otherwise restricting electronic or telephonic transaction privileges;

      o refusing to act on instructions of an agent acting under a power of attorney on your behalf;

      o refusing or otherwise restricting any transaction request we believe alone or with a group of transaction requests may have a detrimental effect on the Separate Account or the underlying Funds, or we are informed by any of the Funds that the purchase or redemption of shares would have a detrimental effect on the applicable Funds.

      After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. No fixed-rate option transfers are permitted.

Surrenders and partial withdrawals
--------------------------------------------------------------------------------
Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. During the annuity period, unless you selected either annuity payout Option V-4, Variable Annuity Payments to age 100, or annuity payout option F-4, Annuity Payments to age 100, we will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. See Variable Annuity Payout Options.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

--------------------------------------------------------------------------------

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

--------------------------------------------------------------------------------

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. See Contract Costs and Expenses:
Contingent Deferred Sales Charge. To effect your request, we will cash variable accumulation units from the variable investment divisions on a pro rata basis, unless you instruct us differently.


--------------
18  PROSPECTUS                                               ACCUMULATION PERIOD
--------------

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

In the first four contract years, you are allowed to make an annual withdrawal from the contract, without paying a deferred sales charge, of an amount equal to the greater of:

o On the date of withdrawal, the excess of the accumulation value over the total of the net premium payments that you have made (and not withdrawn), in the first three contract years; or

o 10% of the total premium payments made during the first three contract years, minus the total of all the withdrawals you already made during the current contract year.

You may request a schedule of systematic partial withdrawals. Under such a program, you may elect to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial
Information: Federal tax matters.

For the purpose of calculating the deferred sales charge and in order to minimize the applicable deferred sales charge, all amounts withdrawn are deemed to be withdrawn on a last-in first-out basis. In other words, we withdraw all available monies before we withdraw premium payments made during the first three contract years, which are subject to a deferred sales charge. Premium payments made in the fourth contract year and later will not be subject to a deferred sales charge upon withdrawal. Also, in spousal continuation situations, we withdraw all premium payments made prior to spousal continuation, which are not subject to a deferred sales charge, before we withdraw any premium payments made after spousal continuation.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

o all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

o     all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see the margin note Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.


                                                                  --------------
ACCUMULATION PERIOD                                               PROSPECTUS  19
                                                                  --------------

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Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

--------------------------------------------------------------------------------

Involuntary Surrenders When Contract Value is Less than $2,000

If you have less than $2,000 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, deferred sales charges and annuity taxes. Please see Financial information: Federal tax matters.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

Programs to build your annuity
--------------------------------------------------------------------------------
You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

There is no fee for dollar cost averaging or portfolio rebalancing. We also have the right to modify or discontinue either program. We'll give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract. You may terminate either program at any time. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option. See Transfers for limitations on such transfers.

Dollar Cost Averaging Programs

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either The Guardian Cash Fund investment division or the fixed-rate option, but not from both. You can designate the fixed-rate option for dollar cost averaging if you currently own a contract with the fixed-rate option endorsement. After May 1, 2003, dollar cost averaging into or out of the fixed-rate option will no longer be available for new contracts. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required Guardian Cash Fund or fixed-rate option).

--------------------------------------------------------------------------------

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.

If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise.

You may receive additional copies by calling or writing our Customer Service Office.

--------------------------------------------------------------------------------

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.


--------------
20  PROSPECTUS                                               ACCUMULATION PERIOD
--------------

You may select dollar cost averaging from The Guardian Cash Fund investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 24 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

Additionally, if you currently own a contract with the fixed-rate option endorsement, we offered programs that provided special rates of interest if you elected dollar cost averaging for specific periods for the amount contributed to the fixed-rate option at the time your contract was issued. However, because your balance will be decreasing as money is transferred out of the fixed-rate option, the actual interest rate paid through these programs will be less than the stated rate of interest. The first transfer occured on the issue date of the contract. The remaining transfers occur on each monthly contract anniversary until the program's conclusion. The last transfer consists only of the accumulated interest. If you terminate a special interest rate program, the money remaining in the fixed-rate option will revert to earning the standard interest rate. These programs are not available for new contracts issued after May 1, 2003.

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

Payments

For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

o the New York Stock Exchange is closed for trading or trading has been suspended, or

o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.


                                                                  --------------
ACCUMULATION PERIOD                                               PROSPECTUS  21
                                                                  --------------

--------------------------------------------------------------------------------
THE ANNUITY PERIOD
--------------------------------------------------------------------------------

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 90th birthday. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

You can choose an annuitization option and select either variable or fixed payments or a combination of variable and fixed payments, if available, under that specific option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

o the table in your contract reflecting the gender and nearest age of the annuitant,

o     the annuity payout option you choose, and

o if you choose a variable payout option, the assumed investment return you choose, and the investment returns of the variable investment options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4, or switch from Option V-4 to Option V-1. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, or another periodic schedule acceptable to us, except as follows:

o Proceeds of less than $2,000 will be paid to you in a single payment and the contract will be cancelled.

o     We may change the schedule of payments to avoid payments of less than $20.


--------------
22  PROSPECTUS                                                    ANNUITY PERIOD
--------------

If you choose a variable annuity payment, or a combination of variable and fixed payments, you may choose an assumed investment return on the variable annuity payments of 0%, 3 1/2% or 5%, if allowed by applicable law or regulation, before we start making payments to you. If no choice is made, an effective annual interest rate of 3 1/2% will be used as the assumed investment return.

The assumed investment return is a critical assumption for calculating variable annuity payments. The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in annuity payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future annuity payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

o If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payments will not change.

o If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

o If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Variable annuity payout options
--------------------------------------------------------------------------------
o     OPTION V-1
      Life Annuity without Guaranteed Period

o     OPTION V-2
      Life Annuity with Guaranteed Period

o     OPTION V-3
      Joint and Survivor Annuity

o     OPTION V-4
      Variable Annuity Payments To Age 100

VARIABLE ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

All variable annuity payout options are designated with the letter "V." After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select Option V-2 with a 120-month guarantee period. You may change options if you wish, provided you do so before we begin processing your first annuity payment.


                                                                  --------------
ANNUITY PERIOD                                                    PROSPECTUS  23
                                                                  --------------

OPTION V-1 - Life Annuity without Guaranteed Period

We make payments during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION V-2 - Life Annuity with Guaranteed Period

We make payments during the annuitant's lifetime, but if the annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the beneficiary. Available guaranteed periods are for 60, 120, 180 or 240 months. Upon the annuitant's death, the beneficiary can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If the beneficiary dies while receiving the payments, the present value of the remaining number of variable annuity payments will be paid in one lump sum to the beneficiary's estate.

OPTION V-3 - Joint and Survivor Annuity

We make payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime. There are two versions available. One version provides that if both the annuitant and joint annuitant die before the end of a guaranteed period of 60, 120, 180 or 240 months, as selected by you, any remaining payments will be made to the beneficiary. The beneficiary can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the current dollar amount of the remaining payments to the beneficiary's estate. The second version provides that after the death of the annuitant or joint annuitant, payments will continue during the survivor's lifetime based on a percentage chosen by you of the amount that would have been payable if both annuitants were living. Under this version, it is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION V-4 - Variable Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the annuitant's age when annuity payments begin. If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary's estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer


--------------
24  PROSPECTUS                                                    ANNUITY PERIOD
--------------
remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease. The following conditions apply to partial withdrawals.

o     The payee may not withdraw less than $500.

o One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

o After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don't receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at the time (i.e., on an income first basis).In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

If you make a surrender or partial withdrawal during the annuity period under Option V-4 and if we waived the deferred sales charge when the contract proceeds were applied to the Option V-4, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by
(c) multiplied by (d) where:

a) is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b) is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c) is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and


                                                                  --------------
ANNUITY PERIOD                                                    PROSPECTUS  25
                                                                  --------------

d) is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

                                 (a) x (b) x (d)
                                        -
                                       (c)

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Fixed-rate annuity payout options
--------------------------------------------------------------------------------
o     OPTION F-1
      Life Annuity without Guaranteed Period

o     OPTION F-2
      Life Annuity with 10-Year Guaranteed Period

o     OPTION F-3
      Joint and Survivor Annuity

o     OPTION F-4
      Annuity Payments to Age 100

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter "F."

OPTION F-1 - Life Annuity without Guaranteed Period

We make fixed payments during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION F-2 - Life Annuity with Guaranteed Period

We make fixed payments during the annuitant's lifetime, but if the annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the beneficiary. Available guaranteed periods are for 60, 120, 180 or 240 months. Upon the annuitant's death, the beneficiary can choose to take all or part of the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the present value of the remaining number of annuity payments will be paid to the beneficiary's estate.

OPTION F-3 - Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime. There are two versions available. One version provides that if both the annuitant and joint annuitant die before the end of a guaranteed period of 60, 120, 180 or 240 months, as selected by you, any remaining payments will be made to the beneficiary. The beneficiary can choose to take all or part of the remaining payments in a lump sum at the present value of the remaining payments. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary's estate. The second version provides that after the death of the annuitant or joint annuitant, payments will continue during the survivor's lifetime based on a percentage chosen by you of the amount that would have been payable if both annuitants were living. Under this version, it is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.


--------------
26  PROSPECTUS                                                    ANNUITY PERIOD
--------------

OPTION F-4 - Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the annuitant's age when annuity payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary's estate. Under this option, the payee has the right to change to Option F-1, the Life Annuity without Guaranteed Period.

Under Option F-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in future payments. The following conditions apply to partial withdrawals.

o     The payee may not withdraw less than $500.

o One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

o After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don't receive revised instructions that comply with the third condition within five business days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at the time (i.e., on an income first basis).In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS's most recent ruling. Given the uncertainty


                                                                  --------------
ANNUITY PERIOD                                                    PROSPECTUS  27
                                                                  --------------
in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option F-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option F-4.

If you make a surrender or partial withdrawal during the annuity period under Option F-4, and, if we waived the deferred sales charge when the contract proceeds were applied to the Option F-4, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by
(c) multiplied by (d) where:

a) is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b) is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c) is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d) is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

                                 (a) x (b) x (d)
                                        -
                                       (c)

The interest rate we use to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.


--------------
28  PROSPECTUS                                                    ANNUITY PERIOD
--------------

--------------------------------------------------------------------------------
OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

Death benefits
--------------------------------------------------------------------------------
If you or the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit upon the death of the annuitant.

DEATH BENEFITS

If you or the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits upon the death of the annuitant.

If your contract is issued in conjunction with an annuity application postmarked on or before April 23, 2004 and the annuitant was age 79 or younger on the contract's issue date, the benefit is the greater of:

o the accumulation value of the contract at the end of the valuation period during which we receive proof of death, minus any annuity taxes; or

o the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes.

If your contract is issued in conjunction with an annuity application postmarked after April 23, 2004 and if the annuitant was age 79 or younger on the contract's issue date, the benefit is the greater of:

o the accumulation value of the contract at the end of the valuation period during which we receive proof of death and all required documents in good order, minus any annuity taxes; or

o the total of all premiums paid, minus an adjusted amount for each partial withdrawal.

The adjusted amount for each partial withdrawal is determined by:

(a) dividing the amount of each partial withdrawal, including any applicable deferred sales charges and annuity taxes, by the accumulation value of the contract immediately before that withdrawal; and

(b) multiplying the result of (a) by the death benefit immediately prior to the withdrawal.

For annuitants aged 80 or older on the contract's issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death, minus any annuity taxes.

If you and the annuitant are not the same person, and you (or any owner) die before the date that annuity payments begin, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death, minus any annuity taxes.

If the annuitant is not the contract owner and dies on or before the date that annuity payments begin, we will pay the death benefit to the beneficiary. If the beneficiary has also died, we will pay the benefit to the contingent beneficiary. If no contingent beneficiary has been named, then we will pay the benefit to you, the contract owner. However, if you are no longer living, we will pay the benefit to your estate.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 29
                                                                   -------------

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract.

We will pay the death benefit in a lump sum unless:

o You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

o You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary's request at least three business days before we pay out the proceeds, and within a year of the annuitant's death.

If the death benefit proceeds will not be paid in one lump sum and the death benefit proceeds exceed the accumulation value of the contract as of the end of the valuation period during which we received proof of death in good order, GIAC will credit to the contract an amount equal to the difference between the death benefit proceeds and the accumulation value of the contract. Such amount will be credited to The Guardian Cash Funds, Inc. investment option.

--------------------------------------------------------------------------------

Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

--------------------------------------------------------------------------------

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new owner of the contract. If you haven't named a joint contract owner, then your beneficiary will become the new owner of the contract. In the event of any contract owner's death, we must distribute all of the owner's interest in the contract according to the Special requirements outlined below.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

If a contract owner dies, the following rules apply.

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner's interest:

o     is payable to, or for the benefit of, any new contract owner, and

o will be distributed over the new contract owner's life, or over a period not extending beyond the life expectancy of any new contract owner.


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Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner. See Spousal continuation below.

If an owner of the contract is not an individual, then the primary annuitant will be treated as the owner of the contract. In this situation, any change in the annuitant will be treated as the death of the contract owner.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation if:

o you die and your spouse is the only named beneficiary on the date of your death; or

o     your contract has two joint owners; and

      o     one but not both joint owners dies before annuity payments begin;

      o the two joint owners were married to each other on the date of the deceased owner's death; and

      o both joint owners were the only named concurrent beneficiaries on the date of the deceased owner's death.

We must receive notice of election of spousal continuation by the 90th day after we receive proof in good order of the owner's death. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by such 90th day, spousal continuation will be deemed to have been elected on that day.

Upon spousal continuation, if the death benefit proceeds that would have been paid upon the owner's death exceed the accumulation value on the date used to calculate the death benefit, then we will credit The Guardian Cash Fund variable investment option with an amount equal to the difference between the death benefit proceeds and the accumulation value. If applicable, the surviving spouse will replace the deceased owner as annuitant or contingent annuitant. The death benefit payable under the continued contract is the accumulation value at the end of the valuation period during which we receive proof of death of the surviving spouse, minus any annuity taxes.

All premium payments made prior to spousal continuation will not be subject to a deferred sales charge. Deferred sales charges will apply to any premium payments made after spousal continuation in the first three contract years, measured from the contract's original issue date.

ENHANCED DEATH BENEFITS

When you buy your contract, you can choose to buy an enhanced death benefit rider. The enhanced death benefit riders are only available if the annuitants are under age 75 on your contract's issue date. If a death benefit is payable and one of these options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater. You should consult your tax adviser prior to selecting any rider.


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Two riders are offered:

o the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options, and

o the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options if your contract is issued in conjunction with an annuity application postmarked on or before April 23, 2004 and an annual rate of 0.50% of the net assets of your variable investment options if your contract is issued in conjunction with an annuity application postmarked after April 23, 2004.

These riders are available only in states where they have been approved.

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows depending on when your contract was issued:

o If your contract is issued in conjunction with an annuity application postmarked on or before April 23, 2004 the enhanced death benefit is the accumulation value of the contract at the end of the reset date immediately preceding the annuitant's death:

      -     plus any premiums paid after the reset date

      -     minus any partial withdrawals after the reset date

      - minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

If your contract is issued in conjunction with an annuity application postmarked after April 23, 2004, the enhanced death benefit under this rider equals the adjusted accumulation value for the reset date immediately preceding the annuitant's date of death. The adjusted accumulation value is the accumulation value of the basic contract on the applicable reset date:

      -     plus any net premiums paid after the reset date

      - minus an adjusted amount for each partial withdrawal made after the reset date.

The adjusted amount for each partial withdrawal is determined by:

      (i) dividing the amount for each partial withdrawal, including any applicable deferred sales charges and any annuity taxes, by the accumulation value immediately prior to that withdrawal; and

      (ii) multiplying the result of (i) by the enhanced death benefit immediately prior to the withdrawal.

The first reset date is on the seventh contract anniversary date. After this, each reset date will be each seventh contract anniversary date after that (i.e., the 14th, 21st and 28th contract anniversaries, and so on).


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32  PROSPECTUS                                           OTHER CONTRACT FEATURES
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Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows depending on when your contract was issued:

o If your contract is issued in conjunction with an annuity application postmarked on or before April 23, 2004, the enhanced death benefit is the highest accumulation value of the contract on any contract anniversary before the annuitant's 85th birthday:

      -     plus any premiums paid after that contract anniversary

      -     minus any partial withdrawals after that contract anniversary

      - minus any deferred sales charges and annuity taxes applicable to such withdrawals.

If your contract is issued in conjunction with an annuity application postmarked after April 23, 2004, the enhanced death benefit under this rider equals the highest adjusted accumulation value on any contract anniversary before the death of the annuitant and before the annuitant's 85th birthday. The adjusted accumulation value is the accumulation value of the basic contract on any contract anniversary:

      - plus any net premium payments received after that contract anniversary

      - minus an adjusted amount for each partial withdrawal made after that contract anniversary

The adjusted amount for each partial withdrawal is determined by:

      (i) dividing the amount of each partial withdrawal, including any deferred sales charges and annuity taxes, by the accumulation value immediately prior to that withdrawal; and

      (ii) multiplying the result of (i) by the contract anniversary enhanced death benefit immediately prior to the withdrawal.

Owners who select this rider at the time their contract is issued may be eligible for waivers of deferred sales charges. See Contract costs and expenses:
Contingent deferred sales charge.

We will terminate either enhanced death benefit rider on the earliest of the following dates:

o     the date the enhanced death benefit is paid out

o     the date the contract terminates

o     the date of the annuitant's 85th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you.

Once a death benefit rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death Benefits.


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EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

The earnings benefit rider may in certain circumstances increase the death benefit payable, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.

You should evaluate the following when considering this rider:

o You will only receive the earnings benefit if there is investment growth (or "earnings") in your contract value at the time of the annuitant's death; otherwise we will not pay any earnings benefit under the rider.

o Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the annuitant's death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

o If any change is made to the owner or annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

o There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. The earnings benefit rider is not available to current contract owners.

If the annuitant is 69 or younger when we issue the contract, the earnings benefit will be 40% of earnings at the time of the annuitant's death (the accumulation value minus the adjusted premiums) with a maximum payment of 40% of adjusted premiums.

If the annuitant is between the age of 70 and 79 when we issue the contract, the percentage will be reduced to 25% of earnings upon the annuitant's death (the accumulation value minus the adjusted premiums), with a maximum payment of 25% of adjusted premiums.

Your spouse may continue a contract with the earnings benefit rider upon your death only if you are the annuitant and sole owner and your spouse is the sole beneficiary when the contract is issued. Any later changes in the annuitant or owner will prevent your spouse from continuing the rider. If your spouse is 80 or older upon your death, your spouse may not continue this rider.


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34  PROSPECTUS                                           OTHER CONTRACT FEATURES
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If your spouse elects to continue this rider upon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death benefit, if applicable)plus any earnings benefit payable exceeds the accumulation value of the contract on the date of death. This amount will be credited to The Guardian Cash Fund variable investment option. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

Upon the death of your surviving spouse before the date annuity payments begin, the earnings benefit proceeds must be distributed to the beneficiaries named by your spouse or allocated to the contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the rider. To determine the amount of any earnings benefit on the date of your spouse's death, we begin by calculating two different numbers:

o The first number is the amount of adjusted premiums as of your spouse's death. This amount is the accumulation value at the time your spouse continued the contract (the sum of the contract death benefit, including any enhanced death benefit plus any earnings benefit), adjusted by:

      o     Adding any net premiums contributed to the contract after your death

      o Proportional reductions for partial withdrawals (as explained below) taken from the contract after your death.

o The second number is the accumulation value as of your spouse's death minus the first number calculated immediately above.

If your spouse is age 69 or younger upon your death, the beneficiaries will receive 40% of the lesser of these two amounts.

If your spouse is between ages 70 and 79 upon your death, the percentage will be reduced to 25% of the lesser of these two amounts.

In summary, upon your surviving spouse's death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse's death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).

As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will reduce the premium amount by an amount


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calculated as follows: we multiply the premium payment amount (or, if the amount has been previously adjusted, the adjusted premium payment amount) by:

                    your partial withdrawal amount
       (including any deferred sales charges and annuity taxes)
-----------------------------------------------------------------------
the accumulation value of your contract immediately prior to withdrawal

The result is the new adjusted premium amount.

We will terminate the earnings benefit rider on the earliest of the following dates:

o     the date the contract terminates

o     on the annuitant's 90th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you

o the date of the annuitant's death unless you are the annuitant and your spouse elects to continue the contract and rider

o     the date of your spouse's death, if your spouse continued the rider

o the date the owner, joint owner or annuitant is changed unless the change is the result of a surviving spouse's decision to continue the contract.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

LIVING BENEFIT RIDER (REFERRED TO AS "DECADE")

When you buy your contract, you can choose to buy a living benefit rider. In order to purchase this rider, the annuitant must be 74 years old or younger at the time we issue your contract. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

This rider provides for a living benefit on the tenth contract anniversary \if the accumulation value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you've made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your accumulation value on the tenth contract anniversary.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

      o We will not accept any additional premium payments into your contract. However, for contracts issued in connection with premium payments directed to us from other insurance companies, we may consider all such amounts when received as part of the initial premium payment for purposes of this rider.


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36  PROSPECTUS                                           OTHER CONTRACT FEATURES
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o     You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.

      10% - The Guardian Cash Fund, The Guardian VC Low Duration Bond Fund or
            The Fixed-Rate Option (if The Fixed-Rate Option was available at the time your contract was issued).

      40% - The Guardian Bond Fund, The Guardian VC Low Duration Bond Fund
            (available May 1, 2004), AIM V.I. Government Securities Fund, Fidelity VIP Investment Grade Bond Portfolio, MFS Bond Series, Van Kampen Life Investment Trust Government Portfolio or The Fixed-Rate Option (if The Fixed-Rate Option was available at the time your contract was issued).

      40% - The Guardian Stock Fund, The Guardian VC 500 Index Fund, The
            Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian UBS VC Large Cap Value Fund, The Guardian UBS VC Small Cap Value Fund, Baillie Gifford International Fund, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, AIM V.I. Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein Value Portfolio, AllianceBernstein Real Estate Investment Portfolio, AllianceBernstein Growth & Income Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Gabelli Capital Asset Fund, MFS Strategic Income Series, MFS Investors Trust Series, MFS Total Return Series or Van Kampen Life Investment Trust Growth and Income Portfolio.

      10% - The Guardian Small Cap Stock Fund, Baillie Gifford Emerging
            Markets Fund, AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Mid Cap Core Equity Fund, Alger American Leveraged AllCap Portfolio, AllianceBernstein Premier Growth Portfolio, AllianceBernstein Technology Portfolio, Franklin Rising Dividends Securities Fund, Franklin Small Cap Value Securities Fund, Fidelity VIP Mid Cap Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series, or Templeton Growth Securities Fund.

o On each quarterly anniversary, your accumulation value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed-rate option transfer restrictions to perform the rebalancing. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.

o You may only make transfers to allocation options within the same Asset Allocation Class.

o We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.

If you are eligible to receive the living benefit at the tenth contract anniversary, the living benefit amount will be credited to The Guardian Cash Fund variable investment option.


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OTHER CONTRACT FEATURES                                           PROSPECTUS  37
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As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:

                             your withdrawal amount
                     ---------------------------------------
                     the accumulation value of your contract

We will terminate the living benefit rider on the earliest of the following dates:

o the date we process any transaction requested by you that is inconsistent with the special rules outlined above

o     the date the annuitant dies

o     the tenth contract anniversary

o     the date the contract terminates

o     the date annuity payments begin

o     the date we receive a written termination request from you.

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and the rider after your death, provided the annuitant is still living.

This rider is only available if it is approved in your state. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER

When you buy your contract, you can choose to buy a GMIB rider. This rider establishes a guaranteed income base that will provide a GMIB regardless of the investment performance of the contract. If you elect to annuitize under this rider, the guaranteed income base will be applied to purchase annuity benefits. In order to purchase this rider, the annuitant and the contingent annuitant must be younger than 75 years old at the time we issue the contract. If you choose this rider, the annuitant may not be changed except as follows. If an annuitant who is not you dies prior to the annuity commencement date, and if a contingent annuitant had been named by you on the date that the contract and this rider were issued, then the contingent annuitant will become the annuitant. The guaranteed income base is not affected and continues to accumulate.

You will pay a rider fee on each rider anniversary and upon the termination of this rider. The rider anniversary is the same month and day as the issue date of this rider in each calendar year after the calendar year that the rider was issued. The rider fee is 0.50% of


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38  PROSPECTUS                                           OTHER CONTRACT FEATURES
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

the guaranteed income base at the time the fee is deducted. We will deduct this fee from each variable investment option and the fixed-rate option in proportion to the amount of accumulation value in each option. If the date this fee is deducted for termination of this rider is a date other than a rider anniversary, then the fee will be prorated for the portion of the contract year that has passed. This fee will not be deducted after the election date.

The election date is the date that we receive, at our customer service office, all necessary information in good order to enable the GMIB payments to begin. The election date must be within 30 days following the tenth rider anniversary or must be within 30 days following any subsequent rider anniversary. Also, the GMIB must be elected no later than 30 days following the rider anniversary prior to the 85th birthday of the annuitant.

The GMIB rider will be issued only on the date that the basic contract is issued. The initial premium payment and any subsequent premium payments made in the first contract year cannot exceed $500,000 in the aggregate without prior permission from an authorized officer of GIAC. On the issue date, the guaranteed income base is equal to the accumulation value of the contract. Thereafter, on any current date, the guaranteed income base will equal the greater of (1) or
(2):

(1) The accumulation value on the issue date, plus any subsequent net premium payments, minus any subsequent adjusted partial withdrawals, accumulated at the annual effective growth rate of 5% up to the current date, until the earlier of:

      (i)   the 85th birthday of the annuitant; or

      (ii) the first date the net premium payments, less any adjusted partial withdrawals, have grown to 2.5 times the cumulative net premium payments received, less adjusted partial withdrawals as a result of being accumulated at an annual effective growth rate of 5%.

(2) The largest accumulation value, on the issue date or on any rider anniversary prior to the 81st birthday of the annuitant, plus any net premium payments received after this date, with a reduction for any adjusted partial withdrawals taken after this date. If, immediately prior to the withdrawal, the accumulation value is greater than or equal to the guaranteed income base, the reduction will be by the dollar amount of the partial withdrawal and any applicable contingent deferred sales charges and annuity taxes.

On the election date, if the accumulation value is greater than the guaranteed income base, we will increase the guaranteed income base to be equal to the accumulation value as of that date.

An adjusted partial withdrawal is calculated for each partial withdrawal, and is equal to (a) divided by (b) multiplied by (c), where:

      (a) is the amount of the partial withdrawal, including any applicable contingent deferred sales charges and annuity taxes;

      (b)   is the accumulation value immediately prior to the withdrawal; and

      (c)   is the guaranteed income base immediately prior to the withdrawal.


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On the election date, you may use the guaranteed income base and the applicable annuity factors specified in the GMIB rider to provide fixed annuity payments from the following annuity payout options:

      o Life Income - An election may be made for a fixed income payout for the life of the annuitant.

      o Life Income with a 10 year Period Certain - An election may be made for a fixed income payout with a 10-year period certain. In the event of the death of the annuitant prior to the end of the period certain, the remaining period certain payments will be continued to the beneficiary. If the life expectancy of the annuitant is less than 10 years according to the life expectancy table specified by the Internal Revenue Service, then the settlement option available will be a Life Annuity with a Period Certain for which the period certain is the life expectancy of the annuitant.

      o Joint and 100% Survivor - An election may be made for a fixed income option if both the annuitant and the joint annuitant are under age
            85. Payments will be made as long as either the annuitant or joint annuitant is living.

If you exercise a rider payment option, the payout received will be the greater of:

(i) the GMIB at the time of election, which is calculated by multiplying each $1,000 of guaranteed income base by the applicable annuity factor specified in the GMIB rider for the rider payment option elected; or

(ii) the income calculated by multiplying each $1,000 of accumulation value by our current settlement option rates of the basic contract for the applicable corresponding contract annuity payout option, at the time of election.

The guaranteed income base may only be used with the rider payment options and annuity factors specified in the GMIB rider. The guaranteed income base may not be used with the annuity payout options and settlement option rates of the basic contract. Annuity factors translate your guaranteed income base or your accumulation value into an annuity benefit. The annuity factors show the dollar amount of the monthly annuity payment purchased with each $1,000 of the guaranteed income benefit or accumulation value applied. The annuity factors for the GMIB are more conservative than the annuity factors for the basic contract. Because the GMIB is based on conservative actuarial factors, the level of income that it guarantees may be less than the level that would be provided by annuitization of the accumulation value using the annuity factors of the basic contract. We use more conservative annuity factors for the GMIB because the guaranteed income base to which these factors are applied increases automatically at an annual guaranteed growth rate of 5%, regardless of the investment performance of the basic contract.


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40  PROSPECTUS                                           OTHER CONTRACT FEATURES
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The rider terminates on the earliest of the following:

      o     the date the basic contract terminates; or

      o the date you elect to apply the accumulation value of the contract to annuitize the contract using the annuity payout options in the basic contract; or

      o     the 31st day following the date of the annuitant's 85th birthday; or

      o the date the contingent annuitant becomes the annuitant, if the contingent annuitant is age 85 or older; or

      o the date spousal continuation is elected, if you were the annuitant and you die.

This rider cannot be terminated prior to the earliest of the above dates. Also, this rider may not be available in your state.


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OTHER CONTRACT FEATURES                                           PROSPECTUS  41
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

--------------------------------------------------------------------------------
FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The value of your account
--------------------------------------------------------------------------------
To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

HOW WE CALCULATE UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading and GIAC is open for business.

To determine the accumulation value of your account, we multiply the number of accumulation units in each option by the current unit value for the option. The current unit value is determined by multiplying the unit value for the applicable variable investment option for the prior valuation period by the net investment factor for the current valuation period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

o Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the enhanced death benefit, living benefit and/or earnings benefit rider(s) where applicable) and subtract them from the above total.


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42  PROSPECTUS                                             FINANCIAL INFORMATION
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

Costs and expenses
--------------------------------------------------------------------------------
No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

o     expenses of the Funds

o     mortality and expense risk charge

o     administrative expenses

o     contract fee;

      and the following charges may apply:

o     enhanced death benefit expenses

o     living benefit expenses

o     earnings benefit expenses

o     deferred sales charge

o     partial withdrawal charge

See accompanying text for details.

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.

Mortality and expense risk charge

To cover our mortality and expense risks, during the first seven contract years, you will pay a daily charge based on an annual rate of 1.55% of the net assets of your variable investment options. Thereafter, the charge will be based on an annual rate of 1.00%. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options for our administrative expenses.

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a partial withdrawal from your account or surrender your contract during the first four contract years, you may pay a deferred sales charge on any amount that was paid into your contract during the first three contract years. This charge compensates us for expenses related to the sale of contracts.


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Deferred sales charges
--------------------------------------------------------------------------------
                                                                      Contingent
                                                                        deferred
                                                                           sales
Number of contract                                                        charge
years completed                                                              (%)
--------------------------------------------------------------------------------
0                                                                              4
--------------------------------------------------------------------------------
1                                                                              4
--------------------------------------------------------------------------------
2                                                                              3
--------------------------------------------------------------------------------
3                                                                              2
--------------------------------------------------------------------------------
4+                                                                             0
--------------------------------------------------------------------------------

For partial withdrawals, you may instruct us to deduct any applicable deferred sales charges from the amount requested. Otherwise, we will deduct the sales charge from the remaining value of your contract. We do not impose a deferred sales charge on the amount deducted from the remaining value.

When we calculate the deferred sales charge, all amounts taken out are deemed to be withdrawn on a last-in, first-out basis. We do this to minimize the amount you owe. Deferred sales charges are listed in the table.

The maximum contingent deferred sales charge that you will pay is equal to 4% of the lesser of: (i) the total of all premium payments made during the first three contract years; or (ii) the amount withdrawn or surrendered. However, during the first four contract years, you may make a partial withdrawal without a deferred sales charge, of an amount equal to the greater of: (i) the excess of the accumulation value on the date of withdrawal over the total of the net premium payments that you have made (and not withdrawn) in the first three contract years; or (ii) 10% of the total premium payments made during the first three contract years minus the total of all the withdrawals you already made during the current contract year.

Also, all premium payments made prior to spousal continuation will not be subject to a deferred sales charge. See Spousal continuation.

We don't impose deferred sales charges on contracts bought by:

o     Guardian Life, its subsidiaries or any of their separate accounts

o present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

o     present or retired directors or officers of any of the Funds

o present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Guardian Investor Services LLC

o immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:

      -     spouses

      -     children and grandchildren

      -     parents and grandparents

            -     brothers and sisters

o trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

o clients of broker-dealers, financial institutions and registered investment advisers that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts

o Contract owners who elect the Contract Anniversary Enhanced Death Benefit Option at the time the contract is issued may have surrender charges waived if the contract owner is confined to a long term care facility or hospital for a continuous 90 day period commencing on or after the third contract anniversary or if the contract owner is diagnosed to have a terminal illness at any time while the contract is in force.


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Enhanced death benefit expenses

If you choose one of the enhanced death benefit options and it is in effect, you will pay a daily charge based on an annual rate of either 0.20% or 0.50% of the net assets of your variable investment options, depending on the option chosen.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

Earnings benefit expense

If you choose the earnings benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options (whether or not you have earnings).

Guaranteed minimum income benefit charge

If you choose the guaranteed minimum income benefit rider and it is in effect, you will pay an annual charge of 0.50% of the guaranteed income base at the time the charge is deducted on each rider anniversary and upon termination of the rider. This charge is deducted from each variable investment option and the fixed-rate option in proportion to the amount of accumulation value in each option.

Partial Withdrawal Charge

During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).


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Tax advice
--------------------------------------------------------------------------------
Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

Deferring tax
--------------------------------------------------------------------------------
When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract's accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Employer-sponsored or independent?
--------------------------------------------------------------------------------
If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person - If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date - When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner's investment in the contract. Generally, the owner's investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to


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46  PROSPECTUS                                             FINANCIAL INFORMATION
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

tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract (e.g., living benefit rider, earnings benefit rider) to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the annuity commencement date - After annuity payments begin, under Options V-4 and F-4, the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Options V-4 or F-4. Other rules may apply to partial withdrawals from qualified contracts that elect Options V-4 or F-4.

Penalty tax on certain withdrawals - In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled, or

o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4 or F-4 will be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.


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Annuity payments - Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits - Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

o if distributed under a payout option, they are taxed in the same way as annuity payments.

Taxation of annuity payments
--------------------------------------------------------------------------------
Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Transfers, assignments and contract exchanges - Transferring or assigning ownership of a contract, designating an annuitant, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax - Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges - It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts - All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner's income when a taxable distribution occurs.


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Taxation of qualified contracts

Qualified arrangements receive tax-deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax-deferred benefit of funding such qualified arrangements with tax-deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) - As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person's income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the 10% penalty which generally applies to distributions of earnings made before age 59 1/2, a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


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Corporate pension and profit-sharing plans - Under Section 401(a) of the
Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities - Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Penalty tax on certain withdrawals - Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled

o     made to pay deductible medical expenses

o     made to pay medical insurance premiums if you are unemployed

o     made to pay for qualified higher education expenses

o     made for a qualified first time home purchase up to $10,000

o     for IRS levies, or

o made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4 or F-4 will be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above, and certain exceptions


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50  PROSPECTUS                                             FINANCIAL INFORMATION
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

may not be applicable to all types of plans. You should consult a tax adviser with regard to exceptions from the tax penalty.

Other tax issues - You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a qualified contract can be zero.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. In any event, you should note that distributions made under Option V-4 or F-4 may not satisfy these minimum distribution rules. Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable "eligible rollover distributions" from section 401(a), 403(a), 403(b) and eligible governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or the employee's surviving spouse in the case of the employee's death or to the employee's former spouse as alternate payee under a qualified domestic relations order) from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to another tax-qualified plan, 403(b) plan, or IRA or section 457(b) plan that separately accounts for rollover contributions.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes - other than the charge for state and local premium taxes that we incur - that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future


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

to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine are attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

--------------------------------------------------------------------------------

Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

--------------------------------------------------------------------------------

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account's investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we'll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value - all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of The Guardian Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for The Guardian Cash Fund investment division,


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

and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by The Guardian Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account's investment divisions may compare a Fund's performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

o     the types and characteristics of certain securities

o     features of a Fund's portfolio

o     financial markets

o     historical, current or perceived economic trends, and

o     topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

o     Moody's Investors Service, Inc.

o     Standard & Poor's Ratings Group

o     A.M. Best & Co.

o     Duff & Phelps.

These ratings relate only to GIAC's ability to meet its obligations under the contract's fixed-rate option and to pay death benefits provided under the contract, not to the performance of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GIS free of charge.


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

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YOUR RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and 3:30 p.m. Eastern time on any day we are open for business.

In addition to telephone services, in the future, we anticipate offering you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. We will notify you as these electronic services become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our website for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contract owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.


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

VOTING RIGHTS

We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

Free-look period
--------------------------------------------------------------------------------
During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in good order. You can forward these documents to GIAC's customer service office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we'll refund to you:

o the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

o the accumulation value of the contract on the date we receive your cancellation.

If state law requires, you will receive the total premium you paid for the contract instead.

INACTIVE CONTRACT

We have the right to cancel the contract and pay you the accumulation value in a lump sum if, prior to the date annuity payments begin, all of the following conditions exist:

o     you have not made any premium payments for two consecutive contract years;

o the total amount of any premium payments made, less any partial withdrawals, is less than $2,000; and

o the accumulation value at the end of the second contract year is less than $2,000


                                                                  --------------
YOUR RIGHTS AND RESPONSIBILITIES                                  PROSPECTUS  55
                                                                  --------------

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Guardian Investor Services LLC (GIS) or of broker-dealer firms which have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. A commission of 4%, 3% and 2% will be paid on all premium payments received in the first, second and third contract years, respectively. A commission of 1% per annum of the accumulation value of the contract will be paid quarterly beginning in the second contract year. If the annuitant is age 80 or older on the contract's issue date, the commissions paid on premium payments made in the first, second and third contract years will be 1.5% in each year and the trail commission will be .60% per annum. Trail commissions of up to .50% per annum will continue after the annuity commencement date.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including, for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract.

The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.


--------------
56  PROSPECTUS                                  YOUR RIGHTS AND RESPONSIBILITIES
--------------

--------------------------------------------------------------------------------
SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contract owner's interest under the contract before annuity payments begin.

Accumulation value

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contract begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly or other periodic intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Contingent annuitant

A contingent annuitant is the person you name at issue to become the annuitant if the annuitant dies before the annuity commencement date. A contingent annuitant may be named only if the owner and the annuitant are not the same person. Only the owner may change a contingent annuitant.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contract owner

You (or your); the person(s) or entity designated as the owner in the contract.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction. For telephone transfer instructions, good order also means that the telephone call must be received on a business day and completed no later than 4:00 p.m. New York City time on that day in order to receive that day's unit values.

Valuation date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading. Valuations for any date other than a valuation date will be determined on the next valuation date.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options -- as distinguished from the fixed-rate option -- available for allocations of net premium payments and allocation values.


                                                                  --------------
SPECIAL TERMS USED IN THIS PROSPECTUS                             PROSPECTUS  57
                                                                  --------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
Box 26210
Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

o     Services to the Separate Account

o     Annuity payments

o     Tax status of the contracts

o     Calculation of Yield Quotations for The Guardian Cash Fund Investment
      Division

o     Valuation of assets of the Separate Account

o     Transferability restrictions

o     Experts

o     Financial statements.


--------------
58  PROSPECTUS                                                 OTHER INFORMATION
--------------

--------------------------------------------------------------------------------
APPENDIX A -- SUMMARY FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account Q, which were audited by PricewaterhouseCoopers LLP, independent accountants, for the year ending December 31, 2003. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account Q which are included in the Statement of Additional Information.

The Separate Account commenced operations on July 15, 2002. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular unit value or rider, then that funding option or rider was not available at that time or there were no outstanding accumulation units.

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

7yrEDB  = Seven Year Enhanced Death Benefit
 CAEDB  = Contract Anniversary Enhanced Death Benefit
    LB  = Living Benefit
    EB  = Earnings Benefit

                                                                                                         ANY 2 OF THE
                                                                                                            FOLLOWING
                                                                       7yrEDB    7yrEDB,       CAEDB,          RIDERS
INVESTMENT                               YEAR                          and LB     LB and        LB or           CAEDB,       CAEDB,
OPTION                                    END      BASIC    7yrEDB      or EB         EB           EB    LB and/or EB     LB and EB
-----------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                  2003    $ 11.58    $11.55    $11.50      $   --       $11.54          $11.50        $   --

                                         2002       9.71      9.70        --          --         9.69            9.68            --

The Guardian VC 500 Index Fund           2003      12.07     12.03     11.99          --        12.02           11.98         11.93

                                         2002       9.58      9.57        --          --         9.56            9.56            --

The Guardian VC Asset Allocation Fund    2003      11.95        --     11.87          --        11.91           11.86            --

                                         2002       9.53        --        --          --         9.51            9.50            --

The Guardian VC High Yield Bond Fund     2003      11.79     11.75        --          --        11.75           11.70            --

                                         2002      10.17        --        --          --        10.16           10.18            --

The Guardian VC Low Duration             2003      10.06        --     10.04          --        10.05           10.04            --

  Bond Fund                              2002         --        --        --          --           --              --            --

The Guardian UBS VC Large Cap            2003      13.00        --        --       12.92        12.97              --            --

  Value Fund                             2002         --        --        --          --           --              --            --

The Guardian UBS VC Small Cap            2003      13.32        --        --       13.24        13.29           13.26            --

  Value Fund                             2002         --        --        --          --           --              --            --

The Guardian Bond Fund, Inc.             2003      10.71     10.68     10.64          --        10.67           10.63         10.59

                                         2002      10.41     10.36        --          --        10.39           10.39            --

The Guardian Cash Fund, Inc.             2003       9.86      9.83      9.80        9.76         9.83            9.79          9.76

                                         2002       9.97      9.96        --          --         9.96            9.95          9.93

Gabelli Capital Asset Fund               2003      12.71     12.69        --          --        12.69           12.66         12.64
                                         2002         --        --        --          --           --              --            --

Baillie Gifford International Fund       2003      11.59     11.55        --          --        11.54           11.50            --
                                         2002       9.07      9.05        --          --         9.06            8.94            --

Baillie Gifford Emerging Markets Fund    2003      12.94     12.90        --          --        12.89           12.84            --
                                         2002       8.55        --        --          --         8.54            8.89            --

The Guardian Small Cap Stock Fund        2003      13.63     13.59     13.54          --        13.58           13.53            --
                                         2002       9.67      9.65        --          --         9.66            9.64            --

Value Line Centurion                     2003      11.43        --        --          --        11.41              --            --
                                         2002         --        --        --          --           --              --            --

Value Line Strategic Asset Management    2003      11.14     11.13     11.11          --        11.12           11.11            --
                                         2002         --        --        --          --           --              --            --


                                                                  --------------
APPENDIX                                                          PROSPECTUS  59
                                                                  --------------

APPENDIX A

                                                                                                         ANY 2 OF THE
                                                                                                            FOLLOWING
                                                                       7yrEDB    7yrEDB,       CAEDB,          RIDERS
INVESTMENT                               YEAR                          and LB     LB and        LB or           CAEDB,       CAEDB,
OPTION                                    END      BASIC    7yrEDB      or EB         EB           EB    LB and/or EB     LB and EB
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund          2003    $ 11.71    $   --    $   --      $   --       $11.67          $11.62        $11.58
  Series II                              2002       9.43        --        --          --         9.40              --            --

AIM V.I. Basic Value Fund Series II      2003      12.05     12.02        --          --        12.01           11.96         11.92
                                         2002       9.20      9.16        --          --         9.19            9.18            --

AIM V.I. Government Securities Fund      2003      10.30     10.27     10.23          --        10.26           10.22            --
  Series II                              2002      10.39     10.38        --          --        10.37           10.37            --

AIM V.I. Growth Fund Series II           2003      11.88     11.85        --          --        11.84           11.79         11.75
                                         2002       9.24        --        --          --         9.23            9.20            --

AIM V.I. Mid Cap Core Equity Fund        2003      12.19     12.15        --          --        12.15           12.10         12.06
  Series II                              2002       9.77        --        --          --         9.76              --            --

AIM V.I. Premier Equity Series II        2003      11.36        --     11.28          --        11.32           11.27         11.23
                                         2002       9.26        --        --          --         9.25            9.27          9.22

Alger American Leveraged Allcap          2003      11.57     11.54        --          --        11.53              --            --
  Portfolio                              2002       8.77      8.77        --          --         8.76              --            --

AllianceBernstein Growth & Income        2003      12.19     12.15        --          --        12.14           12.10         12.05
  Portfolio                              2002       9.39      9.37        --          --         9.37            9.36          9.35

AllianceBernstein Premier Growth         2003      11.12     11.09        --          --        11.08           11.04         10.99
  Portfolio                              2002       9.17        --        --          --         9.16            9.15          9.14

AllianceBernstein Technology Portfolio   2003      11.88     11.85        --          --        11.84           11.80            --
                                         2002       8.41        --        --          --         8.40            8.39            --

AllianceBernstein Real Estate            2003      13.41     13.36     13.34          --        13.36           13.31            --
  Investment Portfolio                   2002       9.82        --        --          --         9.80            9.79            --

AllianceBernstein Value Portfolio        2003      12.25     12.22     12.17          --        12.21           12.16         12.12
                                         2002       9.71      9.70        --          --         9.70            9.68            --

Fidelity VIP Balanced Portfolio          2003      11.68     11.65        --          --        11.64           11.60         11.56
  Service Class 2                        2002      10.13        --        --          --        10.12           10.11            --

Fidelity VIP Contrafund Portfolio        2003      12.33     12.29     12.25       12.20        12.28           12.24         12.19
  Service Class 2                        2002       9.79      9.78        --          --         9.78            9.78            --

Fidelity VIP Equity-Income Portfolio     2003      12.15     12.11        --          --        12.10           12.06         12.01
  Service Class 2                        2002       9.51      9.51        --          --         9.50            9.48            --

Fidelity VIP Growth Portfolio            2003      12.07     12.03        --          --        12.03           11.98         11.94
  Service Class 2                        2002       9.27        --        --          --         9.26              --            --

Fidelity VIP Investment Grade Bond       2003      10.84     10.81     10.77       10.73        10.80           10.76         10.72
  Service Class 2                        2002      10.52     10.50        --          --        10.50           10.49         10.48

Fidelity VIP Mid Cap Portfolio           2003      13.37     13.33     13.28       13.23        13.32           13.27            --
  Service Class 2                        2002       9.84      9.83        --          --         9.83            9.81            --

Templeton Growth                         2003      11.42     11.38        --          --        11.38           11.33            --
  Securities Fund Class 2                2002       8.79        --        --          --         8.78            8.78            --

Franklin Rising Dividends                2003      12.03     11.99     11.95          --        11.98           11.94         11.89
  Securities Class 2                     2002       9.82      9.81        --          --         9.81            9.81            --

Franklin Small Cap Value                 2003      12.22     12.18        --          --        12.17           12.13            --
  Securities Class 2                     2002       9.41      9.40        --          --         9.40            9.40            --


--------------
60  PROSPECTUS                                                          APPENDIX
--------------

APPENDIX A

                                                                                                         ANY 2 OF THE
                                                                                                            FOLLOWING
                                                                       7yrEDB    7yrEDB,       CAEDB,          RIDERS
INVESTMENT                               YEAR                          and LB     LB and        LB or           CAEDB,       CAEDB,
OPTION                                    END      BASIC    7yrEDB      or EB         EB           EB    LB and/or EB     LB and EB
-----------------------------------------------------------------------------------------------------------------------------------
MFS Bond Series Service Class            2003    $ 11.33    $11.29    $11.25      $11.21       $11.29          $11.24        $11.20
                                         2002      10.56        --        --          --        10.55           10.54         10.52

MFS Capital Opportunities Series         2003      11.71        --        --          --        11.67           11.62         11.58
  Service Class                          2002       9.37        --        --          --         9.36              --          9.35

MFS Emerging Growth Series               2003      11.93     11.89        --          --        11.88           11.84            --
  Service Class                          2002       9.34      9.33        --          --           --              --            --

MFS Investors Trust Series               2003      11.49     11.45     11.41          --        11.45           11.40         11.36
  Service Class                          2002       9.60      9.59        --          --         9.58            9.56          9.56

MFS New Discovery Series                 2003      12.45     12.42     12.37          --        12.41           12.36         12.32
  Service Class                          2002       9.51        --        --          --         9.48            9.47            --

MFS Strategic Income Series              2003      11.30     11.27        --          --        11.26           11.22            --
  Service Class                          2002      10.45     10.45        --          --        10.44              --            --

MFS Total Return Series                  2003      11.22     11.20        --          --        11.20           11.18            --
  Service Class                          2002         --        --        --          --           --              --            --

Van Kampen Life Investment Trust         2003      10.30     10.27     10.23          --        10.26           10.22            --
  Government Portfolio Class II          2002      10.33     10.32        --          --        10.32           10.31            --

Van Kampen Life Investment Trust         2003      11.95     11.91        --          --        11.90           11.86         11.81
  Growth & Income Portfolio Class II     2002       9.52      9.52        --          --         9.51            9.50            --


                                                                  --------------
APPENDIX                                                          PROSPECTUS  61
                                                                  --------------

APPENDIX A

Number of accumulation units outstanding at the end of the indicated period:

--------------------------------------------------------------------------------

                                                                                                         ANY 2 OF THE
                                                                                                            FOLLOWING
                                                                       7yrEDB    7yrEDB,       CAEDB,          RIDERS
INVESTMENT                               YEAR                          and LB     LB and        LB or           CAEDB,       CAEDB,
OPTION                                    END      BASIC    7yrEDB      or EB         EB           EB    LB and/or EB     LB and EB
-----------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                  2003     49,162     4,393     2,240          --       57,236           8,722            --
                                         2002     43,953       141        --          --       11,414           6,003            --

The Guardian VC 500 Index Fund           2003    108,564    15,302    14,626          --       72,250           3,822         2,946
                                         2002     29,136     2,978        --          --       10,671           1,074            --

The Guardian VC Asset Allocation Fund    2003     78,519        --    43,697          --       34,778           6,085            --
                                         2002     12,211        --        --          --        7,949           5,051            --

The Guardian VC High Yield Bond Fund     2003    131,501     1,464        --          --       34,941           3,788            --
                                         2002      7,393        --        --          --        7,193           1,288            --

The Guardian VC Low Duration             2003     18,600        --    15,360          --        4,557           1,288            --
  Bond Fund                              2002         --        --        --          --           --              --            --

The Guardian UBS VC Large Cap            2003      4,616        --        --         934        5,977              --            --
  Value Fund                             2002         --        --        --          --           --              --            --

The Guardian UBS VC Small Cap            2003     15,431        --        --         880        5,781             396            --
  Value Fund                             2002         --        --        --          --           --              --            --

The Guardian Bond Fund, Inc.             2003    336,041    17,660     1,154          --      180,872          29,789         8,599
                                         2002     40,778       140        --          --       36,014          10,779            --

The Guardian Cash Fund, Inc.             2003    757,705    39,910     5,619       1,159      251,714          21,088         4,817
                                         2002     74,632    37,952        --          --       65,233          12,063           940

Gabelli Capital Asset Fund               2003     33,674     3,216        --          --       15,922             108         1,096
                                         2002         --        --        --          --           --              --            --

Baillie Gifford International Fund       2003     54,005     6,467        --          --       40,909           4,836            --
                                         2002     22,098       209        --          --        8,583           3,907            --

Baillie Gifford Emerging Markets Fund    2003     36,290     3,046        --          --       20,540           1,866            --
                                         2002      4,475        --        --          --          781           1,408            --

The Guardian Small Cap Stock Fund        2003     83,363     4,132     7,786          --       36,189           4,659            --
                                         2002     12,740     2,465        --          --        6,617           1,453            --

Value Line Centurion                     2003        758        --        --          --          261              --            --
                                         2002         --        --        --          --           --              --            --

Value Line Strategic Asset Management    2003     66,028        87    14,074          --       13,197           1,180            --
                                         2002         --        --        --          --           --              --            --

AIM V.I. Aggressive Growth Fund          2003     18,677        --        --          --        4,938           1,204           443
  Series II                              2002      1,952        --        --          --           67              --            --

AIM V.I. Basic Value Fund Series II      2003     52,030     1,893        --          --       18,482           3,815           441
                                         2002     11,581       153        --          --          574              65            --

AIM V.I. Government Securities Fund      2003    134,333     3,389    12,856          --       95,725           4,180            --
  Series II                              2002     32,510       417        --          --       30,040             543            --

AIM V.I. Growth Fund Series II           2003     26,977       237        --          --       22,060           2,362           892
                                         2002      1,073        --        --          --        3,072             163            --

AIM V.I. Mid Cap Core Equity Fund        2003     28,638     1,125        --          --       19,518             684           548
  Series II                              2002      3,554        --        --          --          784              --            --

AIM V.I. Premier Equity Series II        2003     12,427        --     1,190          --        7,043             105         2,727
                                         2002      4,843        --        --          --        1,349             115         1,002

Alger American Leveraged Allcap          2003     27,601     4,296        --          --       14,554              --            --
  Portfolio                              2002        868     1,217        --          --          709              --            --

AllianceBernstein Growth & Income        2003     51,692     9,090        --          --       88,314           4,432         2,039
  Portfolio                              2002      2,206       542        --          --       12,687           3,969         1,016

AllianceBernstein Premier Growth         2003     22,952     2,583        --          --       27,011           1,249           113
  Portfolio                              2002      8,231        --        --          --        7,145           1,710           487


--------------
62  PROSPECTUS                                                          APPENDIX
--------------

                                                                                                         ANY 2 OF THE
                                                                                                            FOLLOWING
                                                                       7yrEDB    7yrEDB,       CAEDB,          RIDERS
INVESTMENT                               YEAR                          and LB     LB and        LB or           CAEDB,       CAEDB,
OPTION                                    END      BASIC    7yrEDB      or EB         EB           EB    LB and/or EB     LB and EB
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology Portfolio   2003     27,964     1,491        --          --       17,465           1,434            --
                                         2002      4,490        --        --          --        2,051           1,874            --

AllianceBernstein Real Estate            2003     46,606       775       268          --       27,471           2,176            --
  Investment Portfolio                   2002      4,505        --        --          --       11,309           1,659            --

AllianceBernstein Value Portfolio        2003     21,333     7,149       902          --       47,571          10,784         1,241
                                         2002      4,308     2,032        --          --        7,228             737            --

Fidelity VIP Balanced Portfolio          2003    225,877     1,637        --          --      142,474           5,687         2,942
  Service Class 2                        2002      6,956        --        --          --        5,797           5,110            --

Fidelity VIP Contrafund Portfolio        2003    124,562    11,870     9,470       2,037       95,140          19,925         2,821
  Service Class 2                        2002      9,543     2,575        --          --       19,210           3,845            --

Fidelity VIP Equity-Income Portfolio     2003    165,514    10,368        --          --      109,410          10,473         3,112
  Service Class 2                        2002     20,027       540        --          --        9,479           2,479            --

Fidelity VIP Growth Portfolio            2003     53,639     5,390        --          --       26,200           2,051         2,578
  Service Class 2                        2002      6,089        --        --          --        4,043              --            --

Fidelity VIP Investment Grade Bond       2003    146,457    17,422    39,631       2,134      137,634          28,525        11,435
  Service Class 2                        2002     23,916     3,085        --          --       26,621           7,761         1,816

Fidelity VIP Mid Cap Portfolio           2003    113,017     8,149     7,035         937       70,985           3,638            --
  Service Class 2                        2002      6,789     2,452        --          --        7,456             957            --

Templeton Growth Securities              2003     59,504     5,016        --          --       53,208           3,614            --
  Fund Class 2                           2002     13,459        --        --          --        7,390             323            --

Franklin Rising Dividends                2003    186,926     3,823     4,280          --      136,714           7,686         8,062
  Securities Fund Class 2                2002     26,594     1,118        --          --        3,927             820            --

Franklin Small Cap Value                 2003     38,384     5,592        --          --       32,330           3,857            --
  Securities Fund Class 2                2002      8,698       793        --          --        7,793           3,122            --

MFS Bond Series Service Class            2003     87,622     4,495     8,969       2,053       87,116          19,677         3,531
                                         2002      8,869        --        --          --       19,244           9,553         1,820

MFS Capital Opportunities Series         2003     11,734        --        --          --        2,413             876         1,701
  Service Class                          2002     11,522        --        --          --        2,941              --           503

MFS Emerging Growth Series               2003     55,294        72        --          --        7,805              83            --
  Service Class                          2002      2,176       753        --          --           --              --            --

MFS Investors Trust Series               2003     27,245     1,772     1,177          --       22,588           3,653         3,574
  Service Class                          2002     14,557     2,230        --          --          316             507         1,929

MFS New Discovery Series                 2003     18,599     6,231       542          --       10,194             884         1,230
  Service Class                          2002        472        --        --          --        1,562             388            --

MFS Strategic Income Series              2003     61,520     1,942        --          --       37,078           1,749            --
  Service Class                          2002      6,260       139        --          --        5,858              --            --

MFS Total Return Series                  2003    104,386        45        --          --        7,274           3,268            --
  Service Class                          2002         --        --        --          --           --              --            --

Van Kampen Life Investment Trust         2003    244,277     5,423    24,711          --       83,143          12,021            --
  Government Portfolio Class II          2002     42,307       507        --          --       24,364           1,579            --

Van Kampen Life Investment Trust         2003     72,132     7,694        --          --       54,502          13,225         1,127
  Growth & Income Portfolio Class II     2002      9,810       887        --          --        8,265           4,951            --


                                                                  --------------
APPENDIX                                                          PROSPECTUS  63
                                                                  --------------

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

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE
ANNUITY CONTRACT

Issued Through The Guardian Separate Account Q of
The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated March 31, 2004

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account Q (marketed under the name "The Guardian Investor Income Access(SM)") dated March 31, 2004.

A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                                 P.O. Box 26210
                        Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

                 TABLE OF CONTENTS
                                                                          Page
                                                                          ----
                 Services to the Separate Account                         B-2

                 Annuity Payments                                         B-2

                 Tax Status of the Contracts                              B-3

                 Calculation of Yield Quotations for The
                 Guardian Cash Fund Investment Division                   B-4

                 Valuation of Assets of the Separate Account              B-4

                 Transferability Restrictions                             B-4

                 Experts                                                  B-4


EB-014206   5/03


                                                                           -----
STATEMENT OF ADDITIONAL INFORMATION                                         B-1
                                                                           -----

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian Separate Account Q (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.

Guardian Investor Services LLC ("GIS"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC ("PAS") or of other broker-dealers which have selling agreements with GIS and GIAC. In the years 2003, 2002 and 2001, GIAC paid commissions through GIS and PAS with respect to the sales of variable annuity contracts in the amount of $43,478,315, $39,993,217 and $33,476,514, respectively.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current Valuation Period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any payment due after the first payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the payment is due.

Determination of the First Annuity Payment: At the time annuity payments begin, the value of the contract owner's account is determined by multiplying the appropriate variable or fixed accumulation unit value on the valuation period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed accumulation units credited to the contract owner's account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

Determination of the Second and Subsequent Variable Annuity Payments: The amount of the second and subsequent variable annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation period ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first variable annuity payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of annuity units will be adjusted accordingly.


-----
 B-2                                         STATEMENT OF ADDITIONAL INFORMATION
-----

The assumed investment return under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return, the variable annuity payments will remain constant in amount. If the actual net investment return exceeds the assumed investment return selected, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return selected, variable annuity payments will decrease.

We may provide a contract owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the contract owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended ("Code") requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder's death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder's death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.


                                                                           -----
STATEMENT OF ADDITIONAL INFORMATION                                         B-3
                                                                           -----

CALCULATION OF YIELD QUOTATIONS FOR THE GUARDIAN CASH FUND INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in The Guardian Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or The Guardian Cash Fund and unrealized appreciation and depreciation with respect to The Guardian Cash Fund's portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing
(1) the net change in the value of the contract for the base period (see "Accumulation Period" in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division's average contract size. The current annualized yield of the Cash Fund Investment Division for the 7-day period ended December 31, 2003 was 0.56%.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2003 was 0.56%.

The current and effective yields of The Guardian Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in The Guardian Cash Fund's portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC's Board of Directors.

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS

The consolidated financial statements of GIAC as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 and the financial statements of the Separate Account as of and for the year ended December 31, 2003 and for the two years in the period then ended, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


-----
 B-4                                         STATEMENT OF ADDITIONAL INFORMATION
-----

                      (This page intentionally left blank.)

                                                                           -----
STATEMENT OF ADDITIONAL INFORMATION                                         B-5
                                                                           -----

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF
THE GUARDIAN SEPARATE ACCOUNT Q
--------------------------------------------------------------------------------

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

                                                                                         Investment Divisions
                                                                 -------------------------------------------------------------------
                                                                                                                            Guardian
                                                                                  Guardian      Guardian      Guardian        VC Low
                                                                    Guardian        VC 500      VC Asset       VC High      Duration
                                                                       Stock         Index    Allocation    Yield Bond          Bond
                                                                 -----------   -----------   -----------   -----------   -----------
Assets:
   Shares owned in underlying fund ...........................        51,685       326,360       233,530       242,231        64,184
   Net asset value per share (NAV) ...........................         27.30          8.14          8.40          8.43         10.06
                                                                 -----------   -----------   -----------   -----------   -----------
     Total Assets (Shares x NAV) .............................   $ 1,410,999   $ 2,656,568   $ 1,961,653   $ 2,042,010   $   645,692

Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. .....         3,469         5,229         6,403         9,476         2,692
                                                                 -----------   -----------   -----------   -----------   -----------
Net Assets ...................................................   $ 1,407,530   $ 2,651,339   $ 1,955,250   $ 2,032,534   $   643,000
                                                                 ===========   ===========   ===========   ===========   ===========

Net Assets: Regular Contract
   Contract Value in accumulation period .....................   $   569,324   $ 1,309,916   $   938,412   $ 1,550,167   $   187,100
                                                                 -----------   -----------   -----------   -----------   -----------
     Net Assets ..............................................   $   569,324   $ 1,309,916   $   938,412   $ 1,550,167   $   187,100
     Units Outstanding .......................................        49,162       108,564        78,519       131,501        18,600
     Unit Value (accumulation) ...............................   $     11.58   $     12.07   $     11.95   $     11.79   $     10.06

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
   Contract Value in accumulation period .....................   $    50,727   $   184,086   $        --   $    17,204   $        --
                                                                 -----------   -----------   -----------   -----------   -----------
     Net Assets ..............................................   $    50,727   $   184,086   $        --   $    17,204   $        --
     Units Outstanding .......................................         4,393        15,302            --         1,464            --
     Unit Value (accumulation) ...............................   $     11.55   $     12.03   $        --   $     11.75   $        --

Net Assets: 7 Year EDBR with Living Benefit Rider (LBR)
   or Earnings Benefit Rider (EBR)
   Contract Value in accumulation period .....................   $    25,771   $   175,314   $   518,812   $        --   $   154,280
                                                                 -----------   -----------   -----------   -----------   -----------
     Net Assets ..............................................   $    25,771   $   175,314   $   518,812   $        --   $   154,280
     Units Outstanding .......................................         2,240        14,626        43,697            --        15,360
     Unit Value (accumulation) ...............................   $     11.50   $     11.99   $     11.87   $        --   $     10.04

Net Assets: 7 Year EDBR with LBR and EBR

   Contract Value in accumulation period .....................   $        --   $        --   $        --   $        --   $        --
                                                                 -----------   -----------   -----------   -----------   -----------
     Net Assets ..............................................   $        --   $        --   $        --   $        --   $        --
     Units Outstanding .......................................            --            --            --            --            --
     Unit Value (accumulation) ...............................   $        --   $        --   $        --   $        --   $        --

Net Assets: Contracts with any One Rider, Contract Anniversary
   Enhanced Death Benefit (CAEDB), LBR or EBR
   Contract Value in accumulation period .....................   $   661,444   $   868,575   $   414,124   $   410,386   $    45,797
                                                                 -----------   -----------   -----------   -----------   -----------
     Net Assets ..............................................   $   661,444   $   868,575   $   414,124   $   410,386   $    45,797
     Units Outstanding .......................................        57,326        72,250        34,778        34,941         4,557
     Unit Value (accumulation) ...............................   $     11.54   $     12.02   $     11.91   $     11.75   $     10.05

Net Assets: Contracts with any Two Riders CAEDB, LBR or EBR
   Contract Value in accumulation period .....................   $   100,264   $    45,779   $    72,197   $    44,324   $    12,938
                                                                 -----------   -----------   -----------   -----------   -----------
     Net Assets ..............................................   $   100,264   $    45,779   $    72,197   $    44,324   $    12,938
     Units Outstanding .......................................         8,722         3,822         6,085         3,788         1,288
     Unit Value (accumulation) ...............................   $     11.50   $     11.98   $     11.86   $     11.70   $     10.04

                                                                                   Investment Divisions
                                                                 -----------------------------------------------------
                                                                    Guardian      Guardian
                                                                      UBS VC        UBS VC
                                                                   Large Cap     Small Cap      Guardian      Guardian
                                                                       Value         Value          Bond          Cash
                                                                 -----------   -----------   -----------   -----------
Assets:
   Shares owned in underlying fund ...........................        11,747        23,311       507,226     1,098,646
   Net asset value per share (NAV) ...........................         12.82         12.94         12.25         10.00
                                                                 -----------   -----------   -----------   -----------
     Total Assets (Shares x NAV) .............................   $   150,592   $   301,645   $ 6,213,519   $10,986,456

Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. .....         1,026         2,259        11,815       193,340
                                                                 -----------   -----------   -----------   -----------
Net Assets ...................................................   $   149,566   $   299,386   $ 6,201,704   $10,793,116
                                                                 ===========   ===========   ===========   ===========

Net Assets: Regular Contract
   Contract Value in accumulation period .....................   $    59,997   $   205,612   $ 3,598,517   $ 7,473,481
                                                                 -----------   -----------   -----------   -----------
     Net Assets ..............................................   $    59,997   $   205,612   $ 3,598,517   $ 7,473,481
     Units Outstanding .......................................         4,616        15,431       336,041       757,705
     Unit Value (accumulation) ...............................   $     13.00   $     13.32   $     10.71   $      9.86

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
   Contract Value in accumulation period .....................   $        --   $        --   $   188,565   $   392,497
                                                                 -----------   -----------   -----------   -----------
     Net Assets ..............................................   $        --   $        --   $   188,565   $   392,497
     Units Outstanding .......................................            --            --        17,660        39,910
     Unit Value (accumulation) ...............................   $        --   $        --   $     10.68   $      9.83

Net Assets: 7 Year EDBR with Living Benefit Rider (LBR)
   or Earnings Benefit Rider (EBR)
   Contract Value in accumulation period .....................   $        --   $        --   $    12,279   $    55,059
                                                                 -----------   -----------   -----------   -----------
     Net Assets ..............................................   $        --   $        --   $    12,279   $    55,059
     Units Outstanding .......................................            --            --         1,154         5,619
     Unit Value (accumulation) ...............................   $        --   $        --   $     10.64   $      9.80

Net Assets: 7 Year EDBR with LBR and EBR

   Contract Value in accumulation period .....................   $    12,060   $    11,657   $        --   $    11,319
                                                                 -----------   -----------   -----------   -----------
     Net Assets ..............................................   $    12,060   $    11,657   $        --   $    11,319
     Units Outstanding .......................................           934           880            --         1,159
     Unit Value (accumulation) ...............................   $     12.92   $     13.24   $        --   $      9.76

Net Assets: Contracts with any One Rider, Contract Anniversary
   Enhanced Death Benefit (CAEDB), LBR or EBR
   Contract Value in accumulation period .....................   $    77,509   $    76,861   $ 1,929,809   $ 2,473,658
                                                                 -----------   -----------   -----------   -----------
     Net Assets ..............................................   $    77,509   $    76,861   $ 1,929,809   $ 2,473,658
     Units Outstanding .......................................         5,977         5,781       180,872       251,714
     Unit Value (accumulation) ...............................   $     12.97   $     13.29   $     10.67   $      9.83

Net Assets: Contracts with any Two Riders CAEDB, LBR or EBR
   Contract Value in accumulation period .....................   $        --   $     5,256   $   316,672   $   206,484
                                                                 -----------   -----------   -----------   -----------
     Net Assets ..............................................   $        --   $     5,256   $   316,672   $   206,484
     Units Outstanding .......................................            --           396        29,789        21,088
     Unit Value (accumulation) ...............................   $        --   $     13.26   $     10.63   $      9.79

See notes to financial statements.


                                   B-6 & B-7

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                               Investment Divisions
                                                                 ---------------------------------------------------

                                                                                           Baillie   Baillie Gifford
                                                                         Gabelli           Gifford          Emerging
                                                                   Capital Asset     International           Markets
                                                                 ---------------   ---------------   ---------------
Assets:
   Shares owned in underlying fund ...........................            41,906            91,934            59,092
   Net asset value per share (NAV) ...........................             16.44             13.40             13.60
                                                                 ---------------   ---------------   ---------------
     Total Assets (Shares x NAV) .............................   $       688,935   $     1,231,917   $       803,657

Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. .....             3,016             3,603             6,250
                                                                 ---------------   ---------------   ---------------
Net Assets ...................................................   $       685,919   $     1,228,314   $       797,407
                                                                 ===============   ===============   ===============

Net Assets: Regular Contract
   Contract Value in accumulation period .....................   $       427,899   $       625,721   $       469,432
                                                                 ---------------   ---------------   ---------------
     Net Assets ..............................................   $       427,899   $       625,721   $       469,432
     Units Outstanding .......................................            33,674            54,005            36,290
     Unit Value (accumulation) ...............................   $         12.71   $         11.59   $         12.94

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)

   Contract Value in accumulation period .....................   $        40,815   $        74,716   $        39,283
                                                                 ---------------   ---------------   ---------------
     Net Assets ..............................................   $        40,815   $        74,716   $        39,283
     Units Outstanding .......................................             3,216             6,467             3,046
     Unit Value (accumulation) ...............................   $         12.69   $         11.55   $         12.90

Net Assets: 7 Year EDBR with Living Benefit Rider (LBR)
   or Earnings Benefit Rider (EBR)
   Contract Value in accumulation period .....................   $            --   $            --   $            --
                                                                 ---------------   ---------------   ---------------
     Net Assets ..............................................   $            --   $            --   $            --
     Units Outstanding .......................................                --                --                --
     Unit Value (accumulation) ...............................   $            --   $            --   $            --

Net Assets: 7 Year EDBR with LBR and EBR
   Contract Value in accumulation period .....................   $            --   $            --   $            --
                                                                 ---------------   ---------------   ---------------
     Net Assets ..............................................   $            --   $            --   $            --
     Units Outstanding .......................................                --                --                --
     Unit Value (accumulation) ...............................   $            --   $            --   $            --

Net Assets: Contracts with any One Rider, Contract Anniversary
   Enhanced Death Benefit (CAEDB), LBR or EBR
   Contract Value in accumulation period .....................   $       201,979   $       472,257   $       264,734
                                                                 ---------------   ---------------   ---------------
     Net Assets ..............................................   $       201,979   $       472,257   $       264,734
     Units Outstanding .......................................            15,922            40,909            20,540
     Unit Value (accumulation) ...............................   $         12.69   $         11.54   $         12.89

Net Assets: Contracts with any Two Riders CAEDB, LBR or EBR
   Contract Value in accumulation period .....................   $         1,365   $        55,620   $        23,958
                                                                 ---------------   ---------------   ---------------
     Net Assets ..............................................   $         1,365   $        55,620   $        23,958
     Units Outstanding .......................................               108             4,836             1,866
     Unit Value (accumulation) ...............................   $         12.66   $         11.50   $         12.84

                                                                               Investment Divisions
                                                                 ---------------------------------------------------
                                                                                                          Value Line
                                                                        Guardian                           Strategic
                                                                       Small Cap        Value Line             Asset
                                                                           Stock         Centurion        Management
                                                                 ---------------   ---------------   ---------------
Assets:
   Shares owned in underlying fund ...........................           106,969               645            57,704
   Net asset value per share (NAV) ...........................             17.83             18.15             18.30
                                                                 ---------------   ---------------   ---------------
     Total Assets (Shares x NAV) .............................   $     1,907,262   $        11,702   $     1,055,984

Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. .....             8,412                59             3,041
                                                                 ---------------   ---------------   ---------------
Net Assets ...................................................   $     1,898,850   $        11,643   $     1,052,943
                                                                 ===============   ===============   ===============

Net Assets: Regular Contract
   Contract Value in accumulation period .....................   $     1,136,112   $         8,661   $       735,714
                                                                 ---------------   ---------------   ---------------
     Net Assets ..............................................   $     1,136,112   $         8,661   $       735,714
     Units Outstanding .......................................            83,363               758            66,028
     Unit Value (accumulation) ...............................   $         13.63   $         11.43   $         11.14

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)

   Contract Value in accumulation period .....................   $        56,151   $            --   $           971
                                                                 ---------------   ---------------   ---------------
     Net Assets ..............................................   $        56,151   $            --   $           971
     Units Outstanding .......................................             4,132                --                87
     Unit Value (accumulation) ...............................   $         13.59   $            --   $         11.13

Net Assets: 7 Year EDBR with Living Benefit Rider (LBR)
   or Earnings Benefit Rider (EBR)
   Contract Value in accumulation period .....................   $       105,415   $            --   $       156,347
                                                                 ---------------   ---------------   ---------------
     Net Assets ..............................................   $       105,415   $            --   $       156,347
     Units Outstanding .......................................             7,786                --            14,074
     Unit Value (accumulation) ...............................   $         13.54   $            --   $         11.11

Net Assets: 7 Year EDBR with LBR and EBR
   Contract Value in accumulation period .....................   $            --   $            --   $            --
                                                                 ---------------   ---------------   ---------------
     Net Assets ..............................................   $            --   $            --   $            --
     Units Outstanding .......................................                --                --                --
     Unit Value (accumulation) ...............................   $            --   $            --   $            --

Net Assets: Contracts with any One Rider, Contract Anniversary
   Enhanced Death Benefit (CAEDB), LBR or EBR
   Contract Value in accumulation period .....................   $       491,402   $         2,982   $       146,805
                                                                 ---------------   ---------------   ---------------
     Net Assets ..............................................   $       491,402   $         2,982   $       146,805
     Units Outstanding .......................................            36,189               261            13,197
     Unit Value (accumulation) ...............................   $         13.58   $         11.41   $         11.12

Net Assets: Contracts with any Two Riders CAEDB, LBR or EBR
   Contract Value in accumulation period .....................   $        63,031   $            --   $        13,106
                                                                 ---------------   ---------------   ---------------
     Net Assets ..............................................   $        63,031   $            --   $        13,106
     Units Outstanding .......................................             4,659                --             1,180
     Unit Value (accumulation) ...............................   $         13.53   $            --   $         11.11

                                                                               Investment Divisions
                                                                 ---------------------------------------------------
                                                                        AIM V.I.                            AIM V.I.
                                                                      Aggressive          AIM V.I.        Government
                                                                          Growth       Basic Value        Securities
                                                                       Series II         Series II         Series II
                                                                 ---------------   ---------------   ---------------
Assets:
   Shares owned in underlying fund ...........................            28,273            87,870           212,722
   Net asset value per share (NAV) ...........................             10.55             10.61             12.17
                                                                 ---------------   ---------------   ---------------
     Total Assets (Shares x NAV) .............................   $       298,282   $       932,298   $     2,588,829

Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. .....             2,822             9,698            14,062
                                                                 ---------------   ---------------   ---------------
Net Assets ...................................................   $       295,460   $       922,600   $     2,574,767
                                                                 ===============   ===============   ===============

Net Assets: Regular Contract
   Contract Value in accumulation period .....................   $       218,710   $       627,038   $     1,383,455
                                                                 ---------------   ---------------   ---------------
     Net Assets ..............................................   $       218,710   $       627,038   $     1,383,455
     Units Outstanding .......................................            18,677            52,030           134,333
     Unit Value (accumulation) ...............................   $         11.71   $         12.05   $         10.30

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)

   Contract Value in accumulation period .....................   $            --   $        22,748   $        34,801
                                                                 ---------------   ---------------   ---------------
     Net Assets ..............................................   $            --   $        22,748   $        34,801
     Units Outstanding .......................................                --             1,893             3,389
     Unit Value (accumulation) ...............................   $            --   $         12.02   $         10.27

Net Assets: 7 Year EDBR with Living Benefit Rider (LBR)
   or Earnings Benefit Rider (EBR)
   Contract Value in accumulation period .....................   $            --   $            --   $       131,533
                                                                 ---------------   ---------------   ---------------
     Net Assets ..............................................   $            --   $            --   $       131,533
     Units Outstanding .......................................                --                --            12,856
     Unit Value (accumulation) ...............................   $            --   $            --   $         10.23

Net Assets: 7 Year EDBR with LBR and EBR
   Contract Value in accumulation period .....................   $            --   $            --   $            --
                                                                 ---------------   ---------------   ---------------
     Net Assets ..............................................   $            --   $            --   $            --
     Units Outstanding .......................................                --                --                --
     Unit Value (accumulation) ...............................   $            --   $            --   $            --

Net Assets: Contracts with any One Rider, Contract Anniversary
   Enhanced Death Benefit (CAEDB), LBR or EBR
   Contract Value in accumulation period .....................   $        57,616   $       221,919   $       982,241
                                                                 ---------------   ---------------   ---------------
     Net Assets ..............................................   $        57,616   $       221,919   $       982,241
     Units Outstanding .......................................             4,938            18,482            95,725
     Unit Value (accumulation) ...............................   $         11.67   $         12.01   $         10.26

Net Assets: Contracts with any Two Riders CAEDB, LBR or EBR
   Contract Value in accumulation period .....................   $        14,002   $        45,643   $        42,737
                                                                 ---------------   ---------------   ---------------
     Net Assets ..............................................   $        14,002   $        45,643   $        42,737
     Units Outstanding .......................................             1,204             3,815             4,180
     Unit Value (accumulation) ...............................   $         11.62   $         11.96   $         10.22

See notes to financial statements.


                                   B-8 & B-9

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                                       Investment Divisions
                                                                 -------------------------------------------------------------------
                                                                                                                 Alger      Alliance
                                                                                  AIM V.I.      AIM V.I.      American     Bernstein
                                                                    AIM V.I.       Mid Cap       Premier     Leveraged      Growth &
                                                                      Growth   Core Equity        Equity        Allcap        Income
                                                                   Series II     Series II     Series II       Class S       Class B
                                                                 -----------   -----------   -----------   -----------   -----------
Assets:
   Shares owned in underlying fund ...........................        42,613        52,662        13,399        19,774        88,543
   Net asset value per share (NAV) ...........................         14.75         12.01         20.14         27.96         21.62
                                                                 -----------   -----------   -----------   -----------   -----------
     Total Assets (Shares x NAV) .............................   $   628,547   $   632,474   $   269,853   $   552,874   $ 1,914,306

Liabilities:

   Due to the Guardian Insurance & Annuity Company, Inc. .....         5,804         5,701         3,773         4,661        11,343
                                                                 -----------   -----------   -----------   -----------   -----------
Net Assets ...................................................   $   622,743   $   626,773   $   266,080   $   548,213   $ 1,902,963
                                                                 ===========   ===========   ===========   ===========   ===========

Net Assets: Regular Contract
   Contract Value in accumulation period .....................   $   320,489   $   349,096   $   141,138   $   319,352   $   629,985
                                                                 -----------   -----------   -----------   -----------   -----------
     Net Assets ..............................................   $   320,489   $   349,096   $   141,138   $   319,352   $   629,985
     Units Outstanding .......................................        26,977        28,638        12,427        27,601        51,692
     Unit Value (accumulation) ...............................   $     11.88   $     12.19   $     11.36   $     11.57   $     12.19

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
   Contract Value in accumulation period .....................   $     2,805   $    13,679   $        --   $    49,564   $   110,459
                                                                 -----------   -----------   -----------   -----------   -----------
     Net Assets ..............................................   $     2,805   $    13,679   $        --   $    49,564   $   110,459
     Units Outstanding .......................................           237         1,125            --         4,296         9,090
     Unit Value (accumulation) ...............................   $     11.85   $     12.15   $        --   $     11.54   $     12.15

Net Assets: 7 Year EDBR with Living Benefit Rider (LBR)
   or Earnings Benefit Rider (EBR)
   Contract Value in accumulation period .....................   $        --   $        --   $    13,430   $        --   $        --
                                                                 -----------   -----------   -----------   -----------   -----------
     Net Assets ..............................................   $        --   $        --   $    13,430   $        --   $        --
     Units Outstanding .......................................            --            --         1,190            --            --
     Unit Value (accumulation) ...............................   $        --   $        --   $     11.28   $        --   $        --

Net Assets: 7 Year EDBR with LBR and EBR
   Contract Value in accumulation period .....................   $        --   $        --   $        --   $        --   $        --
                                                                 -----------   -----------   -----------   -----------   -----------
     Net Assets ..............................................   $        --   $        --   $        --   $        --   $        --
     Units Outstanding .......................................            --            --            --            --            --
     Unit Value (accumulation) ...............................   $        --   $        --   $        --   $        --   $        --

Net Assets: Contracts with any One Rider, Contract Anniversary
   Enhanced Death Benefit (CAEDB), LBR or EBR
   Contract Value in accumulation period .....................   $   261,113   $   237,060   $    79,695   $   167,786   $ 1,072,370
                                                                 -----------   -----------   -----------   -----------   -----------
     Net Assets ..............................................   $   261,113   $   237,060   $    79,695   $   167,786   $ 1,072,370
     Units Outstanding .......................................        22,060        19,518         7,043        14,554        88,314
     Unit Value (accumulation) ...............................   $     11.84   $     12.15   $     11.32   $     11.53   $     12.14

Net Assets: Contracts with any Two Riders CAEDB, LBR or EBR
   Contract Value in accumulation period .....................   $    27,858   $     8,272   $     1,185   $        --   $    53,622
                                                                 -----------   -----------   -----------   -----------   -----------
     Net Assets ..............................................   $    27,858   $     8,272   $     1,185   $        --   $    53,622
     Units Outstanding .......................................         2,362           684           105            --         4,432
     Unit Value (accumulation) ...............................   $     11.79   $     12.10   $     11.27   $        --   $     12.10

                                                                                  Investment Divisions
                                                                 -----------------------------------------------------
                                                                    Alliance                    Alliance
                                                                   Bernstein      Alliance     Bernstein      Alliance
                                                                     Premier     Bernstein   Real Estate     Bernstein
                                                                      Growth    Technology    Investment         Value
                                                                     Class B       Class B       Class B       Class B
                                                                 -----------   -----------   -----------   -----------
Assets:
   Shares owned in underlying fund ...........................        28,989        40,365        68,990        97,648
   Net asset value per share (NAV) ...........................         21.33         14.35         15.55         11.16
                                                                 -----------   -----------   -----------   -----------
     Total Assets (Shares x NAV) .............................   $   618,328   $   579,239   $ 1,072,800   $ 1,089,748

Liabilities:

   Due to the Guardian Insurance & Annuity Company, Inc. .....         9,303         5,655        11,148         3,082
                                                                 -----------   -----------   -----------   -----------
Net Assets ...................................................   $   609,025   $   573,584   $ 1,061,652   $ 1,086,666
                                                                 ===========   ===========   ===========   ===========

Net Assets: Regular Contract
   Contract Value in accumulation period .....................   $   255,137   $   332,257   $   624,917   $   261,396
                                                                 -----------   -----------   -----------   -----------
     Net Assets ..............................................   $   255,137   $   332,257   $   624,917   $   261,396
     Units Outstanding .......................................        22,952        27,964        46,606        21,333
     Unit Value (accumulation) ...............................   $     11.12   $     11.88   $     13.41   $     12.25

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
   Contract Value in accumulation period .....................   $    28,633   $    17,661   $    10,357   $    87,336
                                                                 -----------   -----------   -----------   -----------
     Net Assets ..............................................   $    28,633   $    17,661   $    10,357   $    87,336
     Units Outstanding .......................................         2,583         1,491           775         7,149
     Unit Value (accumulation) ...............................   $     11.09   $     11.85   $     13.36   $     12.22

Net Assets: 7 Year EDBR with Living Benefit Rider (LBR)
   or Earnings Benefit Rider (EBR)
   Contract Value in accumulation period .....................   $        --   $        --   $     3,576   $    10,977
                                                                 -----------   -----------   -----------   -----------
     Net Assets ..............................................   $        --   $        --   $     3,576   $    10,977
     Units Outstanding .......................................            --            --           268           902
     Unit Value (accumulation) ...............................   $        --   $        --   $     13.34   $     12.17

Net Assets: 7 Year EDBR with LBR and EBR
   Contract Value in accumulation period .....................   $        --   $        --   $        --   $        --
                                                                 -----------   -----------   -----------   -----------
     Net Assets ..............................................   $        --   $        --   $        --   $        --
     Units Outstanding .......................................            --            --            --            --
     Unit Value (accumulation) ...............................   $        --   $        --   $        --   $        --

Net Assets: Contracts with any One Rider, Contract Anniversary
   Enhanced Death Benefit (CAEDB), LBR or EBR
   Contract Value in accumulation period .....................   $   299,155   $   206,751   $   367,003   $   580,753
                                                                 -----------   -----------   -----------   -----------
     Net Assets ..............................................   $   299,155   $   206,751   $   367,003   $   580,753
     Units Outstanding .......................................        27,011        17,465        27,471        47,571
     Unit Value (accumulation) ...............................   $     11.08   $     11.84   $     13.36   $     12.21

Net Assets: Contracts with any Two Riders CAEDB, LBR or EBR
   Contract Value in accumulation period .....................   $    13,785   $    16,915   $    28,966   $   131,166
                                                                 -----------   -----------   -----------   -----------
     Net Assets ..............................................   $    13,785   $    16,915   $    28,966   $   131,166
     Units Outstanding .......................................         1,249         1,434         2,176        10,784
     Unit Value (accumulation) ...............................   $     11.04   $     11.80   $     13.31   $     12.16

See notes to financial statements.


                                  B-10 & B-11

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                             Investment Divisions
                                                                 ---------------------------------------------

                                                                  Fidelity VIP    Fidelity VIP    Fidelity VIP
                                                                      Balanced      Contrafund   Equity-Income
                                                                       Service         Service         Service
                                                                       Class 2         Class 2         Class 2
                                                                 -------------   -------------   -------------
Assets:
   Shares owned in underlying fund ...........................         322,142         146,046         159,044
   Net asset value per share (NAV) ...........................           13.75           22.93           22.96
                                                                 -------------   -------------   -------------
     Total Assets (Shares x NAV) .............................   $   4,429,455   $   3,348,845   $   3,651,652

Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. .....          12,397          14,673          12,926
                                                                 -------------   -------------   -------------
Net Assets ...................................................   $   4,417,058   $   3,334,172   $   3,638,726
                                                                 =============   =============   =============

Net Assets: Regular Contract
   Contract Value in accumulation period .....................   $   2,639,322   $   1,535,667   $   2,010,265
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $   2,639,322   $   1,535,667   $   2,010,265
     Units Outstanding .......................................         225,877         124,562         165,514
     Unit Value (accumulation) ...............................   $       11.68   $       12.33   $       12.15

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
   Contract Value in accumulation period .....................   $      19,072   $     145,916   $     125,561
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $      19,072   $     145,916   $     125,561
     Units Outstanding .......................................           1,637          11,870          10,368
     Unit Value (accumulation) ...............................   $       11.65   $       12.29   $       12.11

Net Assets: 7 Year EDBR with Living Benefit Rider (LBR)
   or Earnings Benefit Rider (EBR)
   Contract Value in accumulation period .....................   $          --   $     115,985   $          --
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $          --   $     115,985   $          --
     Units Outstanding .......................................              --           9,470              --
     Unit Value (accumulation) ...............................   $          --   $       12.25   $          --

Net Assets: 7 Year EDBR with LBR and EBR
   Contract Value in accumulation period .....................   $          --   $      24,860   $          --
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $          --   $      24,860   $          --
     Units Outstanding .......................................              --           2,037              --
     Unit Value (accumulation) ...............................   $          --   $       12.20   $          --

Net Assets: Contracts with any One Rider, Contract Anniversary
   Enhanced Death Benefit (CAEDB), LBR or EBR

   Contract Value in accumulation period .....................   $   1,658,687   $   1,168,647   $   1,323,991
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $   1,658,687   $   1,168,647   $   1,323,991
     Units Outstanding .......................................         142,474          95,140         109,410
     Unit Value (accumulation) ...............................   $       11.64   $       12.28   $       12.10

Net Assets: Contracts with any Two Riders CAEDB, LBR or EBR
   Contract Value in accumulation period .....................   $      65,970   $     243,853   $     126,278
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $      65,970   $     243,853   $     126,278
     Units Outstanding .......................................           5,687          19,925          10,473
     Unit Value (accumulation) ...............................   $       11.60   $       12.24   $       12.06

                                                                             Investment Divisions
                                                                 ---------------------------------------------
                                                                                  Fidelity VIP
                                                                  Fidelity VIP      Investment    Fidelity VIP
                                                                        Growth      Grade Bond         Mid Cap
                                                                       Service         Service         Service
                                                                       Class 2         Class 2         Class 2
                                                                 -------------   -------------   -------------
Assets:
   Shares owned in underlying fund ...........................          35,751         308,077         116,453
   Net asset value per share (NAV) ...........................           30.72           13.50           23.97
                                                                 -------------   -------------   -------------
     Total Assets (Shares x NAV) .............................   $   1,098,269   $   4,159,043   $   2,791,368

Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. .....           9,524          16,488          11,771
                                                                 -------------   -------------   -------------
Net Assets ...................................................   $   1,088,745   $   4,142,555   $   2,779,597
                                                                 =============   =============   =============

Net Assets: Regular Contract
   Contract Value in accumulation period .....................   $     647,383   $   1,587,949   $   1,510,564
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $     647,383   $   1,587,949   $   1,510,564
     Units Outstanding .......................................          53,639         146,457         113,017
     Unit Value (accumulation) ...............................   $       12.07   $       10.84   $       13.37

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
   Contract Value in accumulation period .....................   $      64,857   $     188,340   $     108,597
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $      64,857   $     188,340   $     108,597
     Units Outstanding .......................................           5,390          17,422           8,149
     Unit Value (accumulation) ...............................   $       12.03   $       10.81   $       13.33

Net Assets: 7 Year EDBR with Living Benefit Rider (LBR)
   or Earnings Benefit Rider (EBR)
   Contract Value in accumulation period .....................   $          --   $     426,877   $      93,414
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $          --   $     426,877   $      93,414
     Units Outstanding .......................................              --          39,631           7,035
     Unit Value (accumulation) ...............................   $          --   $       10.77   $       13.28

Net Assets: 7 Year EDBR with LBR and EBR
   Contract Value in accumulation period .....................   $          --   $      22,907   $      12,394
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $          --   $      22,907   $      12,394
     Units Outstanding .......................................              --           2,134             937
     Unit Value (accumulation) ...............................   $          --   $       10.73   $       13.23

Net Assets: Contracts with any One Rider, Contract Anniversary
   Enhanced Death Benefit (CAEDB), LBR or EBR

   Contract Value in accumulation period .....................   $     315,059   $   1,486,830   $     945,302
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $     315,059   $   1,486,830   $     945,302
     Units Outstanding .......................................          26,200         137,634          70,985
     Unit Value (accumulation) ...............................   $       12.03   $       10.80   $       13.32

Net Assets: Contracts with any Two Riders CAEDB, LBR or EBR
   Contract Value in accumulation period .....................   $      24,576   $     307,024   $      48,275
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $      24,576   $     307,024   $      48,275
     Units Outstanding .......................................           2,051          28,525           3,638
     Unit Value (accumulation) ...............................   $       11.98   $       10.76   $       13.27

                                                                             Investment Divisions
                                                                 ---------------------------------------------
                                                                                      Franklin        Franklin
                                                                     Templeton          Rising           Small
                                                                        Growth       Dividends       Cap Value
                                                                    Securities      Securities      Securities
                                                                       Class 2         Class 2         Class 2
                                                                 -------------   -------------   -------------
Assets:
   Shares owned in underlying fund ...........................         125,072         263,275          78,576
   Net asset value per share (NAV) ...........................           11.19           16.09           12.67
                                                                 -------------   -------------   -------------
     Total Assets (Shares x NAV) .............................   $   1,399,551   $   4,236,098   $     995,561

Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. .....           4,127          13,615          11,809
                                                                 -------------   -------------   -------------
Net Assets ...................................................   $   1,395,424   $   4,222,483   $     983,752
                                                                 =============   =============   =============

Net Assets: Regular Contract
   Contract Value in accumulation period .....................   $     679,355   $   2,247,831   $     468,874
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $     679,355   $   2,247,831   $     468,874
     Units Outstanding .......................................          59,504         186,926          38,384
     Unit Value (accumulation) ...............................   $       11.42   $       12.03   $       12.22

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
   Contract Value in accumulation period .....................   $      57,099   $      45,842   $      68,110
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $      57,099   $      45,842   $      68,110
     Units Outstanding .......................................           5,016           3,823           5,592
     Unit Value (accumulation) ...............................   $       11.38   $       11.99   $       12.18

Net Assets: 7 Year EDBR with Living Benefit Rider (LBR)
   or Earnings Benefit Rider (EBR)
   Contract Value in accumulation period .....................   $          --   $      51,126   $          --
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $          --   $      51,126   $          --
     Units Outstanding .......................................              --           4,280              --
     Unit Value (accumulation) ...............................   $          --   $       11.95   $          --

Net Assets: 7 Year EDBR with LBR and EBR
   Contract Value in accumulation period .....................   $          --   $          --   $          --
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $          --   $          --   $          --
     Units Outstanding .......................................              --              --              --
     Unit Value (accumulation) ...............................   $          --   $          --   $          --

Net Assets: Contracts with any One Rider, Contract Anniversary
   Enhanced Death Benefit (CAEDB), LBR or EBR

   Contract Value in accumulation period .....................   $     605,257   $   1,638,009   $     393,472
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $     605,257   $   1,638,009   $     393,472
     Units Outstanding .......................................          53,208         136,714          32,330
     Unit Value (accumulation) ...............................   $       11.38   $       11.98   $       12.17

Net Assets: Contracts with any Two Riders CAEDB, LBR or EBR
   Contract Value in accumulation period .....................   $      40,964   $      91,750   $      46,775
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $      40,964   $      91,750   $      46,775
     Units Outstanding .......................................           3,614           7,686           3,857
     Unit Value (accumulation) ...............................   $       11.33   $       11.94   $       12.13

See notes to financial statements.


                                  B-12 & B-13

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                             Investment Divisions
                                                                 ---------------------------------------------
                                                                                                           MFS
                                                                                   MFS Capital        Emerging
                                                                      MFS Bond   Opportunities          Growth
                                                                 Service Class   Service Class   Service Class
                                                                 -------------   -------------   -------------
Assets:
   Shares owned in underlying fund ...........................         198,935          16,593          49,358
   Net asset value per share (NAV) ...........................           12.16           12.05           15.41
                                                                 -------------   -------------   -------------
     Total Assets (Shares x NAV) .............................   $   2,419,047   $     199,940   $     760,602

Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. .....           7,978           4,527           6,444
                                                                 -------------   -------------   -------------
Net Assets ...................................................   $   2,411,069   $     195,413   $     754,158
                                                                 =============   =============   =============

Net Assets: Regular Contract
   Contract Value in accumulation period .....................   $     992,454   $     137,380   $     659,566
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $     992,454   $     137,380   $     659,566
     Units Outstanding .......................................          87,622          11,734          55,294
     Unit Value (accumulation) ...............................   $       11.33   $       11.71   $       11.93

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
   Contract Value in accumulation period .....................   $      50,759   $          --   $         850
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $      50,759   $          --   $         850
     Units Outstanding .......................................           4,495              --              72
     Unit Value (accumulation) ...............................   $       11.29   $          --   $       11.89

Net Assets: 7 Year EDBR with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR)

   Contract Value in accumulation period .....................   $     100,915   $          --   $          --
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $     100,915   $          --   $          --
     Units Outstanding .......................................           8,969              --              --
     Unit Value (accumulation) ...............................   $       11.25   $          --   $          --

Net Assets: 7 Year EDBR with LBR and EBR
   Contract Value in accumulation period .....................   $      23,016   $          --   $          --
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $      23,016   $          --   $          --
     Units Outstanding .......................................           2,053              --              --
     Unit Value (accumulation) ...............................   $       11.21   $          --   $          --

Net Assets: Contracts with any One Rider, Contract Anniversary
   Enhanced Death Benefit (CAEDB), LBR or EBR
   Contract Value in accumulation period .....................   $     983,118   $      28,148   $      92,758
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $     983,118   $      28,148   $      92,758
     Units Outstanding .......................................          87,116           2,413           7,805
     Unit Value (accumulation) ...............................   $       11.29   $       11.67   $       11.88

Net Assets: Contracts with any Two Riders CAEDB, LBR or EBR
   Contract Value in accumulation period .....................   $     221,248   $      10,184   $         984
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $     221,248   $      10,184   $         984
     Units Outstanding .......................................          19,677             876              83
     Unit Value (accumulation) ...............................   $       11.24   $       11.62   $       11.84

                                                                             Investment Divisions
                                                                 ---------------------------------------------
                                                                           MFS                             MFS
                                                                     Investors         MFS New       Strategic
                                                                         Trust       Discovery          Income
                                                                 Service Class   Service Class   Service Class
                                                                 -------------   -------------   -------------
Assets:
   Shares owned in underlying fund ...........................          42,934          34,149         106,141
   Net asset value per share (NAV) ...........................           16.26           13.85           10.91
                                                                 -------------   -------------   -------------
     Total Assets (Shares x NAV) .............................   $     698,112   $     472,967   $   1,158,003

Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. .....          10,576           4,768           3,593
                                                                 -------------   -------------   -------------
Net Assets ...................................................   $     687,536   $     468,199   $   1,154,410
                                                                 =============   =============   =============

Net Assets: Regular Contract
   Contract Value in accumulation period .....................   $     312,994   $     231,583   $     695,345
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $     312,994   $     231,583   $     695,345
     Units Outstanding .......................................          27,245          18,599          61,520
     Unit Value (accumulation) ...............................   $       11.49   $       12.45   $       11.30

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
   Contract Value in accumulation period .....................   $      20,294   $      77,361   $      21,891
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $      20,294   $      77,361   $      21,891
     Units Outstanding .......................................           1,772           6,231           1,942
     Unit Value (accumulation) ...............................   $       11.45   $       12.42   $       11.27

Net Assets: 7 Year EDBR with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR)

   Contract Value in accumulation period .....................   $      13,437   $       6,708   $          --
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $      13,437   $       6,708   $          --
     Units Outstanding .......................................           1,177             542              --
     Unit Value (accumulation) ...............................   $       11.41   $       12.37   $          --

Net Assets: 7 Year EDBR with LBR and EBR
   Contract Value in accumulation period .....................   $          --   $          --   $          --
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $          --   $          --   $          --
     Units Outstanding .......................................              --              --              --
     Unit Value (accumulation) ...............................   $          --   $          --   $          --

Net Assets: Contracts with any One Rider, Contract Anniversary
   Enhanced Death Benefit (CAEDB), LBR or EBR
   Contract Value in accumulation period .....................   $     258,539   $     126,468   $     417,551
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $     258,539   $     126,468   $     417,551
     Units Outstanding .......................................          22,588          10,194          37,078
     Unit Value (accumulation) ...............................   $       11.45   $       12.41   $       11.26

Net Assets: Contracts with any Two Riders CAEDB, LBR or EBR
   Contract Value in accumulation period .....................   $      41,658   $      10,931   $      19,623
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $      41,658   $      10,931   $      19,623
     Units Outstanding .......................................           3,653             884           1,749
     Unit Value (accumulation) ...............................   $       11.40   $       12.36   $       11.22

                                                                             Investment Divisions
                                                                 ---------------------------------------------
                                                                                    Van Kampen      Van Kampen
                                                                                          Life            Life
                                                                                    Investment      Investment
                                                                           MFS           Trust    Trust Growth
                                                                  Total Return      Government        & Income
                                                                 Service Class        Class II        Class II
                                                                 -------------   -------------   -------------
Assets:
   Shares owned in underlying fund ...........................          66,587         401,334         104,589
   Net asset value per share (NAV) ...........................           19.44            9.55           17.03
                                                                 -------------   -------------   -------------
     Total Assets (Shares x NAV) .............................   $   1,294,449   $   3,832,736   $   1,781,148

Liabilities:
   Due to the Guardian Insurance & Annuity Company, Inc. .....           5,270          16,422           8,703
                                                                 -------------   -------------   -------------
Net Assets ...................................................   $   1,289,179   $   3,816,314   $   1,772,445
                                                                 =============   =============   =============

Net Assets: Regular Contract
   Contract Value in accumulation period .....................   $   1,170,699   $   2,515,891   $     861,646
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $   1,170,699   $   2,515,891   $     861,646
     Units Outstanding .......................................         104,386         244,277          72,132
     Unit Value (accumulation) ...............................   $       11.22   $       10.30   $       11.95

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
   Contract Value in accumulation period .....................   $         504   $      55,694   $      91,635
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $         504   $      55,694   $      91,635
     Units Outstanding .......................................              45           5,423           7,694
     Unit Value (accumulation) ...............................   $       11.20   $       10.27   $       11.91

Net Assets: 7 Year EDBR with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR)

   Contract Value in accumulation period .....................   $          --   $     252,832   $          --
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $          --   $     252,832   $          --
     Units Outstanding .......................................              --          24,711              --
     Unit Value (accumulation) ...............................   $          --   $       10.23   $          --

Net Assets: 7 Year EDBR with LBR and EBR
   Contract Value in accumulation period .....................   $          --   $          --   $          --
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $          --   $          --   $          --
     Units Outstanding .......................................              --              --              --
     Unit Value (accumulation) ...............................   $          --   $          --   $          --

Net Assets: Contracts with any One Rider, Contract Anniversary
   Enhanced Death Benefit (CAEDB), LBR or EBR
   Contract Value in accumulation period .....................   $      81,442   $     853,181   $     648,665
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $      81,442   $     853,181   $     648,665
     Units Outstanding .......................................           7,274          83,143          54,502
     Unit Value (accumulation) ...............................   $       11.20   $       10.26   $       11.90

Net Assets: Contracts with any Two Riders CAEDB, LBR or EBR
   Contract Value in accumulation period .....................   $      36,534   $     122,902   $     157,183
                                                                 -------------   -------------   -------------
     Net Assets ..............................................   $      36,534   $     122,902   $     157,183
     Units Outstanding .......................................           3,268          12,021          13,255
     Unit Value (accumulation) ...............................   $       11.18   $       10.22   $       11.86

See notes to financial statements.


                                  B-14 & B-15

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

                                                                                            Investment Divisions
                                                                                 ------------------------------------------
                                                                                                    Guardian       Guardian
                                                                                     Guardian         VC 500       VC Asset
                                                                                        Stock          Index     Allocation
                                                                                 ------------   ------------   ------------
Net Assets: CAEDB Plus LBR and EBR
   Contract Value in accumulation period .....................................   $         --   $     35,154   $         --
                                                                                 ------------   ------------   ------------
     Net Assets ..............................................................   $         --   $     35,154   $         --
     Units Outstanding .......................................................             --          2,946             --
     Unit Value (accumulation) ...............................................   $         --   $      11.93   $         --

Net Assets: Total
   Contract Value in accumulation period .....................................   $  1,407,530   $  2,618,824   $  1,943,545
   Contracts in Payout (annuitization) period ................................             --         32,515         11,705
                                                                                 ------------   ------------   ------------
   Net Assets ................................................................   $  1,407,530   $  2,651,339   $  1,955,250
                                                                                 ============   ============   ============

FIFO Cost Of Shares In Underlying Fund .......................................   $  1,235,967   $  2,386,799   $  1,786,161

                                                                                            Investment Divisions
                                                                                 ------------------------------------------
                                                                                                    Guardian       Guardian
                                                                                     Guardian         VC Low         UBS VC
                                                                                      VC High       Duration      Large Cap
                                                                                   Yield Bond           Bond          Value
                                                                                 ------------   ------------   ------------
Net Assets: CAEDB Plus LBR and EBR
   Contract Value in accumulation period .....................................   $         --   $         --   $         --
                                                                                 ------------   ------------   ------------
     Net Assets ..............................................................   $         --   $         --   $         --
     Units Outstanding .......................................................             --             --             --
     Unit Value (accumulation) ...............................................   $         --   $         --   $         --

Net Assets: Total
   Contract Value in accumulation period .....................................   $  2,022,081   $    400,115   $    149,566
   Contracts in Payout (annuitization) period ................................         10,453        242,885             --
                                                                                 ------------   ------------   ------------
   Net Assets ................................................................   $  2,032,534   $    643,000   $    149,566
                                                                                 ============   ============   ============

FIFO Cost Of Shares In Underlying Fund .......................................   $  2,008,344   $    647,082   $    140,776

                                                                                            Investment Divisions
                                                                                 ------------------------------------------
                                                                                     Guardian
                                                                                       UBS VC
                                                                                    Small Cap       Guardian       Guardian
                                                                                        Value           Bond           Cash
                                                                                 ------------   ------------   ------------
Net Assets: CAEDB Plus LBR and EBR
   Contract Value in accumulation period .....................................   $         --   $     91,078   $     46,989
                                                                                 ------------   ------------   ------------
     Net Assets ..............................................................   $         --   $     91,078   $     46,989
     Units Outstanding .......................................................             --          8,599          4,817
     Unit Value (accumulation) ...............................................   $         --   $      10.59   $       9.76

Net Assets: Total
   Contract Value in accumulation period .....................................   $    299,386   $  6,136,920   $ 10,659,487
   Contracts in Payout (annuitization) period ................................             --         64,784        133,629
                                                                                 ------------   ------------   ------------
   Net Assets ................................................................   $    299,386   $  6,201,704   $ 10,793,116
                                                                                 ============   ============   ============

FIFO Cost Of Shares In Underlying Fund .......................................   $    283,267   $  6,468,120   $ 10,986,456

The Guardian Separate Account Q

STATEMENT OF OPERATIONS

Year Ended December 31, 2003

                                                                                            Investment Divisions
                                                                                 -------------------------------------------
                                                                                                     Guardian       Guardian
                                                                                     Guardian          VC 500       VC Asset
                                                                                        Stock           Index     Allocation
                                                                                 ------------    ------------   ------------
2003 Investment Income
   Income:
     Reinvested dividends ....................................................   $     12,419    $     27,369   $     35,637
   Expenses:
     Mortality expense risk and administrative charges .......................         22,381          24,431         15,793
                                                                                 ------------    ------------   ------------
   Net investment income/(expense) ...........................................         (9,962)          2,938         19,844
                                                                                 ------------    ------------   ------------

2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments .......................         48,150          16,924          9,070
     Reinvested realized gain distributions ..................................             --              --             --
                                                                                 ------------    ------------   ------------
   Net realized gain/(loss) on investments ...................................         48,150          16,924          9,070
   Net change in unrealized appreciation/(depreciation) of investments .......        176,160         292,239        179,122
                                                                                 ------------    ------------   ------------
Net realized and unrealized gain/(loss) from investments .....................        224,310         309,163        188,192
                                                                                 ------------    ------------   ------------
2003 Net Increase/(Decrease) in Net Assets Resulting from Operations .........   $    214,348    $    312,101   $    208,036
                                                                                 ============    ============   ============

                                                                                            Investment Divisions
                                                                                 -------------------------------------------
                                                                                                    Guardian        Guardian
                                                                                     Guardian         VC Low          UBS VC
                                                                                      VC High       Duration       Large Cap
                                                                                   Yield Bond           Bond           Value
                                                                                 ------------   ------------    ------------
2003 Investment Income
   Income:
     Reinvested dividends ....................................................   $     97,918   $      2,060    $      1,131
   Expenses:
     Mortality expense risk and administrative charges .......................         18,933          2,692           1,026
                                                                                 ------------   ------------    ------------
   Net investment income/(expense) ...........................................         78,985           (632)            105
                                                                                 ------------   ------------    ------------

2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments .......................         21,228           (441)          3,565
     Reinvested realized gain distributions ..................................             --            825           2,769
                                                                                 ------------   ------------    ------------
   Net realized gain/(loss) on investments ...................................         21,228            384           6,334
   Net change in unrealized appreciation/(depreciation) of investments .......         35,806         (1,390)          9,816
                                                                                 ------------   ------------    ------------
Net realized and unrealized gain/(loss) from investments .....................         57,034         (1,006)         16,150
                                                                                 ------------   ------------    ------------
2003 Net Increase/(Decrease) in Net Assets Resulting from Operations .........   $    136,019   $     (1,638)   $     16,255
                                                                                 ============   ============    ============

                                                                                             Investment Divisions
                                                                                 --------------------------------------------
                                                                                     Guardian
                                                                                       UBS VC
                                                                                    Small Cap        Guardian        Guardian
                                                                                        Value            Bond            Cash
                                                                                 ------------    ------------    ------------
2003 Investment Income
   Income:
     Reinvested dividends ....................................................   $        749    $    196,025    $     51,966
   Expenses:
     Mortality expense risk and administrative charges .......................          2,259          68,520         156,797
                                                                                 ------------    ------------    ------------
   Net investment income/(expense) ...........................................         (1,510)        127,505        (104,831)
                                                                                 ------------    ------------    ------------

2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments .......................          6,693          28,606              --
     Reinvested realized gain distributions ..................................         12,543         176,589              --
                                                                                 ------------    ------------    ------------
   Net realized gain/(loss) on investments ...................................         19,236         205,195              --
   Net change in unrealized appreciation/(depreciation) of investments .......         18,378        (252,288)             --
                                                                                 ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments .....................         37,614         (47,093)             --
                                                                                 ------------    ------------    ------------
2003 Net Increase/(Decrease) in Net Assets Resulting from Operations .........   $     36,104    $     80,412    $   (104,831)
                                                                                 ============    ============    ============

See notes to financial statements.


                                  B-16 & B-17

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                                             Investment Divisions
                                                                             ---------------------------------------------------
                                                                                                       Baillie   Baillie Gifford
                                                                                     Gabelli           Gifford          Emerging
                                                                               Capital Asset     International           Markets
                                                                             ---------------   ---------------   ---------------
Net Assets: CAEDB Plus LBR and EBR
   Contract Value in accumulation period .................................   $        13,861   $            --   $            --
                                                                             ---------------   ---------------   ---------------
     Net Assets ..........................................................   $        13,861   $            --   $            --
     Units Outstanding ...................................................             1,096                --                --
     Unit Value (accumulation) ...........................................   $         12.64   $            --   $            --

Net Assets: Total
   Contract Value in accumulation period .................................   $       685,919   $     1,228,314   $       797,407
   Contracts in Payout (annuitization) period ............................                --                --                --
                                                                             ---------------   ---------------   ---------------
   Net Assets ............................................................   $       685,919   $     1,228,314   $       797,407
                                                                             ===============   ===============   ===============

FIFO Cost Of Shares In Underlying Fund ...................................   $       636,898   $     1,074,523   $       682,523

                                                                                             Investment Divisions
                                                                             ---------------------------------------------------
                                                                                                                      Value Line
                                                                                    Guardian                           Strategic
                                                                                   Small Cap        Value Line             Asset
                                                                                       Stock         Centurion        Management
                                                                             ---------------   ---------------   ---------------
Net Assets: CAEDB Plus LBR and EBR
   Contract Value in accumulation period .................................   $            --   $            --   $            --
                                                                             ---------------   ---------------   ---------------
     Net Assets ..........................................................   $            --   $            --   $            --
     Units Outstanding ...................................................                --                --                --
     Unit Value (accumulation) ...........................................   $            --   $            --   $            --

Net Assets: Total
   Contract Value in accumulation period .................................   $     1,852,111   $        11,643   $     1,052,943
   Contracts in Payout (annuitization) period ............................            46,739                --                --
                                                                             ---------------   ---------------   ---------------
   Net Assets ............................................................   $     1,898,850   $        11,643   $     1,052,943
                                                                             ===============   ===============   ===============

FIFO Cost Of Shares In Underlying Fund ...................................   $     1,606,643   $        11,063   $     1,032,320

                                                                                             Investment Divisions
                                                                             ---------------------------------------------------
                                                                                    AIM V.I.                            AIM V.I.
                                                                                  Aggressive          AIM V.I.        Government
                                                                                      Growth       Basic Value        Securities
                                                                                   Series II         Series II         Series II
                                                                             ---------------   ---------------   ---------------
Net Assets: CAEDB Plus LBR and EBR
   Contract Value in accumulation period .................................   $         5,132   $         5,252   $            --
                                                                             ---------------   ---------------   ---------------
     Net Assets ..........................................................   $         5,132   $         5,252   $            --
     Units Outstanding ...................................................               443               441                --
     Unit Value (accumulation) ...........................................   $         11.58   $         11.92   $            --

Net Assets: Total
   Contract Value in accumulation period .................................   $       295,460   $       922,600   $     2,574,767
   Contracts in Payout (annuitization) period ............................                --                --                --
                                                                             ---------------   ---------------   ---------------
   Net Assets ............................................................   $       295,460   $       922,600   $     2,574,767
                                                                             ===============   ===============   ===============

FIFO Cost Of Shares In Underlying Fund ...................................   $       259,106   $       787,979   $     2,618,698

The Guardian Separate Account Q

STATEMENT OF OPERATIONS

Year Ended December 31, 2003 (continued)

                                                                                             Investment Divisions
                                                                             ----------------------------------------------------
                                                                                                        Baillie   Baillie Gifford
                                                                                     Gabelli            Gifford          Emerging
                                                                               Capital Asset      International           Markets
                                                                             ---------------    ---------------   ---------------
2003 Investment Income
   Income:
     Reinvested dividends ................................................   $           599    $        14,182   $         4,009
   Expenses:
     Mortality expense risk and administrative charges ...................             3,016             12,738             5,919
                                                                             ---------------    ---------------   ---------------
   Net investment income/(expense) .......................................            (2,417)             1,444            (1,910)
                                                                             ---------------    ---------------   ---------------

2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ...................            10,203             24,813             6,776
     Reinvested realized gain distributions ..............................               527                 --                --
                                                                             ---------------    ---------------   ---------------
   Net realized gain/(loss) on investments ...............................            10,730             24,813             6,776
   Net change in unrealized appreciation/(depreciation) of investments ...            52,037            158,090           119,277
                                                                             ---------------    ---------------   ---------------
Net realized and unrealized gain/(loss) from investments .................            62,767            182,903           126,053
                                                                             ---------------    ---------------   ---------------
2003 Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $        60,350    $       184,347   $       124,143
                                                                             ===============    ===============   ===============

                                                                                               Investment Divisions
                                                                             -----------------------------------------------------
                                                                                                                        Value Line
                                                                                    Guardian                             Strategic
                                                                                   Small Cap         Value Line              Asset
                                                                                       Stock          Centurion         Management
                                                                             ---------------    ---------------    ---------------
2003 Investment Income
   Income:
     Reinvested dividends ................................................   $            --    $            --    $           168
   Expenses:
     Mortality expense risk and administrative charges ...................            17,754                 59              3,041
                                                                             ---------------    ---------------    ---------------
   Net investment income/(expense) .......................................           (17,754)               (59)            (2,873)
                                                                             ---------------    ---------------    ---------------

2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ...................            28,171                 33                416
     Reinvested realized gain distributions ..............................                --                 --                 --
                                                                             ---------------    ---------------    ---------------
   Net realized gain/(loss) on investments ...............................            28,171                 33                416
   Net change in unrealized appreciation/(depreciation) of investments ...           296,419                639             23,664
                                                                             ---------------    ---------------    ---------------
Net realized and unrealized gain/(loss) from investments .................           324,590                672             24,080
                                                                             ---------------    ---------------    ---------------
2003 Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $       306,836    $           613    $        21,207
                                                                             ===============    ===============    ===============

                                                                                               Investment Divisions
                                                                             -----------------------------------------------------
                                                                                    AIM V.I.                             AIM V.I.
                                                                                  Aggressive           AIM V.I.         Government
                                                                                      Growth        Basic Value         Securities
                                                                                   Series II          Series II          Series II
                                                                             ---------------    ---------------    ---------------
2003 Investment Income
   Income:
     Reinvested dividends ................................................   $            --    $            --    $        57,041
   Expenses:
     Mortality expense risk and administrative charges ...................             2,793              9,480             32,137
                                                                             ---------------    ---------------    ---------------
   Net investment income/(expense) .......................................            (2,793)            (9,480)            24,904
                                                                             ---------------    ---------------    ---------------

2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ...................               788             13,317             (7,423)
     Reinvested realized gain distributions ..............................                --                 --                887
                                                                             ---------------    ---------------    ---------------
   Net realized gain/(loss) on investments ...............................               788             13,317             (6,536)
   Net change in unrealized appreciation/(depreciation) of investments ...            39,140            144,243            (28,944)
                                                                             ---------------    ---------------    ---------------
Net realized and unrealized gain/(loss) from investments .................            39,928            157,560            (35,480)
                                                                             ---------------    ---------------    ---------------
2003 Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $        37,135    $       148,080    $       (10,576)
                                                                             ===============    ===============    ===============

See notes to financial statements.


                                  B-18 & B-19

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                                        Investment Divisions
                                                                            -------------------------------------------
                                                                                                AIM V.I.       AIM V.I.
                                                                                 AIM V.I.        Mid Cap        Premier
                                                                                   Growth    Core Equity         Equity
                                                                                Series II      Series II      Series II
                                                                             ------------   ------------   ------------
Net Assets: CAEDB Plus LBR and EBR
   Contract Value in accumulation period .................................   $     10,478   $      6,608   $     30,632
                                                                             ------------   ------------   ------------
     Net Assets ..........................................................   $     10,478   $      6,608   $     30,632
     Units Outstanding ...................................................            892            548          2,727
     Unit Value (accumulation) ...........................................   $      11.75   $      12.06   $      11.23

Net Assets: Total
   Contract Value in accumulation period .................................   $    622,743   $    614,715   $    266,080
   Contracts in Payout (annuitization) period ............................             --         12,058             --
                                                                             ------------   ------------   ------------
   Net Assets ............................................................   $    622,743   $    626,773   $    266,080
                                                                             ============   ============   ============

FIFO Cost Of Shares In Underlying Fund ...................................   $    554,390   $    567,798   $    233,941

                                                                                        Investment Divisions
                                                                             ------------------------------------------
                                                                                    Alger       Alliance       Alliance
                                                                                 American      Bernstein      Bernstein
                                                                                Leveraged       Growth &        Premier
                                                                                   Allcap         Income         Growth
                                                                                  Class S        Class B        Class B
                                                                             ------------   ------------   ------------
Net Assets: CAEDB Plus LBR and EBR
   Contract Value in accumulation period .................................   $         --   $     24,577   $      1,237
                                                                             ------------   ------------   ------------
     Net Assets ..........................................................   $         --   $     24,577   $      1,237
     Units Outstanding ...................................................             --          2,039            113
     Unit Value (accumulation) ...........................................   $         --   $      12.05   $      10.99

Net Assets: Total
   Contract Value in accumulation period .................................   $    536,702   $  1,891,013   $    597,947
   Contracts in Payout (annuitization) period ............................         11,511         11,950         11,078
                                                                             ------------   ------------   ------------
   Net Assets ............................................................   $    548,213   $  1,902,963   $    609,025
                                                                             ============   ============   ============

FIFO Cost Of Shares In Underlying Fund ...................................   $    501,972   $  1,642,872   $    539,357

                                                                                        Investment Divisions
                                                                             ------------------------------------------
                                                                                                Alliance
                                                                                 Alliance      Bernstein       Alliance
                                                                                Bernstein    Real Estate      Bernstein
                                                                               Technology     Investment          Value
                                                                                  Class B        Class B        Class B
                                                                             ------------   ------------   ------------
Net Assets: CAEDB Plus LBR and EBR
   Contract Value in accumulation period .................................   $         --   $         --   $     15,038
                                                                             ------------   ------------   ------------
     Net Assets ..........................................................   $         --   $         --   $     15,038
     Units Outstanding ...................................................             --             --          1,241
     Unit Value (accumulation) ...........................................   $         --   $         --   $      12.12

Net Assets: Total
   Contract Value in accumulation period .................................   $    573,584   $  1,034,819   $  1,086,666
   Contracts in Payout (annuitization) period ............................             --         26,833             --
                                                                             ------------   ------------   ------------
   Net Assets ............................................................   $    573,584   $  1,061,652   $  1,086,666
                                                                             ============   ============   ============

FIFO Cost Of Shares In Underlying Fund ...................................   $    518,001   $    930,532   $    924,400

The Guardian Separate Account Q

STATEMENT OF OPERATIONS

Year Ended December 31, 2003 (continued)

                                                                                            Investment Divisions
                                                                              --------------------------------------------
                                                                                                  AIM V.I.        AIM V.I.
                                                                                  AIM V.I.         Mid Cap         Premier
                                                                                    Growth     Core Equity          Equity
                                                                                 Series II       Series II       Series II
                                                                              ------------    ------------    ------------
2003 Investment Income
   Income:
     Reinvested dividends .................................................   $         --    $         --    $        582
   Expenses:
     Mortality expense risk and administrative charges ....................          5,723           5,538           3,589
                                                                              ------------    ------------    ------------
   Net investment income/(expense) ........................................         (5,723)         (5,538)         (3,007)
                                                                              ------------    ------------    ------------

2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....................         (1,544)          8,578             455
     Reinvested realized gain distributions ...............................             --           3,671              --
                                                                              ------------    ------------    ------------
   Net realized gain/(loss) on investments ................................         (1,544)         12,249             455
   Net change in unrealized appreciation/(depreciation) of investments ....         75,784          64,254          38,334
                                                                              ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments ..................         74,240          76,503          38,789
                                                                              ------------    ------------    ------------
2003 Net Increase/(Decrease) in Net Assets Resulting from Operations ......   $     68,517    $     70,965    $     35,782
                                                                              ============    ============    ============

                                                                                            Investment Divisions
                                                                              --------------------------------------------
                                                                                     Alger        Alliance        Alliance
                                                                                  American       Bernstein       Bernstein
                                                                                 Leveraged        Growth &         Premier
                                                                                    Allcap          Income          Growth
                                                                                   Class S         Class B         Class B
                                                                              ------------    ------------    ------------
2003 Investment Income
   Income:
     Reinvested dividends .................................................   $         --    $      7,469    $         --
   Expenses:
     Mortality expense risk and administrative charges ....................          4,576          20,629           8,745
                                                                              ------------    ------------    ------------
   Net investment income/(expense) ........................................         (4,576)        (13,160)         (8,745)
                                                                              ------------    ------------    ------------

2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....................          1,217          19,884           3,812
     Reinvested realized gain distributions ...............................             --              --              --
                                                                              ------------    ------------    ------------
   Net realized gain/(loss) on investments ................................          1,217          19,884           3,812
   Net change in unrealized appreciation/(depreciation) of investments ....         52,462         273,869          89,163
                                                                              ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments ..................         53,679         293,753          92,975
                                                                              ------------    ------------    ------------
2003 Net Increase/(Decrease) in Net Assets Resulting from Operations ......   $     49,103    $    280,593    $     84,230
                                                                              ============    ============    ============

                                                                                            Investment Divisions
                                                                              --------------------------------------------
                                                                                                  Alliance
                                                                                  Alliance       Bernstein        Alliance
                                                                                 Bernstein     Real Estate       Bernstein
                                                                                Technology      Investment           Value
                                                                                   Class B         Class B         Class B
                                                                              ------------    ------------    ------------
2003 Investment Income
   Income:
     Reinvested dividends .................................................   $         --    $      9,972    $      3,724
   Expenses:
     Mortality expense risk and administrative charges ....................          5,376          10,512          12,649
                                                                              ------------    ------------    ------------
   Net investment income/(expense) ........................................         (5,376)           (540)         (8,925)
                                                                              ------------    ------------    ------------

2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....................         12,730          20,846          10,672
     Reinvested realized gain distributions ...............................             --              --              --
                                                                              ------------    ------------    ------------
   Net realized gain/(loss) on investments ................................         12,730          20,846          10,672
   Net change in unrealized appreciation/(depreciation) of investments ....         65,478         138,316         163,914
                                                                              ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments ..................         78,208         159,162         174,586
                                                                              ------------    ------------    ------------
2003 Net Increase/(Decrease) in Net Assets Resulting from Operations ......   $     72,832    $    158,622    $    165,661
                                                                              ============    ============    ============

See notes to financial statements.


                                   B-20 & B-21

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                                           Investment Divisions
                                                                             ---------------------------------------------
                                                                              Fidelity VIP    Fidelity VIP    Fidelity VIP
                                                                                  Balanced      Contrafund   Equity-Income
                                                                                   Service         Service         Service
                                                                                   Class 2         Class 2         Class 2
                                                                             -------------   -------------   -------------
Net Assets: CAEDB Plus LBR and EBR
   Contract Value in accumulation period .................................   $      34,007   $      34,402   $      37,389
                                                                             -------------   -------------   -------------
     Net Assets ..........................................................   $      34,007   $      34,402   $      37,389
     Units Outstanding ...................................................           2,942           2,821           3,112
     Unit Value (accumulation) ...........................................   $       11.56   $       12.19   $       12.01

Net Assets: Total
   Contract Value in accumulation period .................................   $   4,417,058   $   3,269,330   $   3,623,484
   Contracts in Payout (annuitization) period ............................              --          64,842          15,242
                                                                             -------------   -------------   -------------
   Net Assets ............................................................   $   4,417,058   $   3,334,172   $   3,638,726
                                                                             =============   =============   =============

FIFO Cost Of Shares In Underlying Fund ...................................   $   4,176,491   $   2,872,490   $   3,145,769

                                                                                           Investment Divisions
                                                                             ---------------------------------------------
                                                                                              Fidelity VIP
                                                                              Fidelity VIP      Investment    Fidelity VIP
                                                                                    Growth      Grade Bond         Mid Cap
                                                                                   Service         Service         Service
                                                                                   Class 2         Class 2         Class 2
                                                                             -------------   -------------   -------------
Net Assets: CAEDB Plus LBR and EBR
   Contract Value in accumulation period .................................   $      30,770   $     122,628   $          --
                                                                             -------------   -------------   -------------
     Net Assets ..........................................................   $      30,770   $     122,628   $          --
     Units Outstanding ...................................................           2,578          11,435              --
     Unit Value (accumulation) ...........................................   $       11.94   $       10.72   $          --

Net Assets: Total
   Contract Value in accumulation period .................................   $   1,082,645   $   4,142,555   $   2,718,546
   Contracts in Payout (annuitization) period ............................           6,100              --          61,051
                                                                             -------------   -------------   -------------
   Net Assets ............................................................   $   1,088,745   $   4,142,555   $   2,779,597
                                                                             =============   =============   =============

FIFO Cost Of Shares In Underlying Fund ...................................   $     976,712   $   4,088,783   $   2,381,797

                                                                                           Investment Divisions
                                                                             ---------------------------------------------
                                                                                                  Franklin        Franklin
                                                                                 Templeton          Rising           Small
                                                                                    Growth       Dividends       Cap Value
                                                                                Securities      Securities      Securities
                                                                                   Class 2         Class 2         Class 2
                                                                             -------------   -------------   -------------
Net Assets: CAEDB Plus LBR and EBR
   Contract Value in accumulation period .................................   $          --   $      95,885   $          --
                                                                             -------------   -------------   -------------
     Net Assets ..........................................................   $          --   $      95,885   $          --
     Units Outstanding ...................................................              --           8,062              --
     Unit Value (accumulation) ...........................................   $          --   $       11.89   $          --

Net Assets: Total
   Contract Value in accumulation period .................................   $   1,382,675   $   4,170,443   $     977,231
   Contracts in Payout (annuitization) period ............................          12,749          52,040           6,521
                                                                             -------------   -------------   -------------
   Net Assets ............................................................   $   1,395,424   $   4,222,483   $     983,752
                                                                             =============   =============   =============

FIFO Cost Of Shares In Underlying Fund ...................................   $   1,181,349   $   3,825,279   $     820,416

The Guardian Separate Account Q

STATEMENT OF OPERATIONS

Year Ended December 31, 2003 (continued)

                                                                                            Investment Divisions
                                                                             -----------------------------------------------
                                                                              Fidelity VIP     Fidelity VIP     Fidelity VIP
                                                                                  Balanced       Contrafund    Equity-Income
                                                                                   Service          Service          Service
                                                                                   Class 2          Class 2          Class 2
                                                                             -------------    -------------    -------------
2003 Investment Income
   Income:
     Reinvested dividends ................................................   $       6,628    $       1,989    $       8,577
   Expenses:
     Mortality expense risk and administrative charges ...................          31,247           33,730           32,162
                                                                             -------------    -------------    -------------
   Net investment income/(expense) .......................................         (24,619)         (31,741)         (23,585)
                                                                             -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ...................           9,165           (2,240)          19,474
     Reinvested realized gain distributions ..............................              --               --               --
                                                                             -------------    -------------    -------------
   Net realized gain/(loss) on investments ...............................           9,165           (2,240)          19,474
   Net change in unrealized appreciation/(depreciation) of investments ...         249,699          479,393          499,841
                                                                             -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments .................         258,864          477,153          519,315
                                                                             -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $     234,245    $     445,412    $     495,730
                                                                             =============    =============    =============

                                                                                            Investment Divisions
                                                                             -----------------------------------------------
                                                                                               Fidelity VIP
                                                                              Fidelity VIP       Investment     Fidelity VIP
                                                                                    Growth       Grade Bond          Mid Cap
                                                                                   Service          Service          Service
                                                                                   Class 2          Class 2          Class 2
                                                                             -------------    -------------    -------------
2003 Investment Income
   Income:
     Reinvested dividends ................................................   $         176    $      35,016    $         895
   Expenses:
     Mortality expense risk and administrative charges ...................           9,316           44,314           21,300
                                                                             -------------    -------------    -------------
   Net investment income/(expense) .......................................          (9,140)          (9,298)         (20,405)
                                                                             -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ...................           2,117            4,050            1,594
     Reinvested realized gain distributions ..............................              --           12,794               --
                                                                             -------------    -------------    -------------
   Net realized gain/(loss) on investments ...............................           2,117           16,844            1,594
   Net change in unrealized appreciation/(depreciation) of investments ...         127,780           51,804          406,895
                                                                             -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments .................         129,897           68,648          408,489
                                                                             -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $     120,757    $      59,350    $     388,084
                                                                             =============    =============    =============

                                                                                           Investment Divisions
                                                                             -----------------------------------------------
                                                                                                   Franklin         Franklin
                                                                                 Templeton           Rising            Small
                                                                                    Growth        Dividends        Cap Value
                                                                                Securities       Securities       Securities
                                                                                   Class 2          Class 2          Class 2
                                                                             -------------    -------------    -------------
2003 Investment Income
   Income:
     Reinvested dividends ................................................   $       7,835    $      12,102    $         979
   Expenses:
     Mortality expense risk and administrative charges ...................          13,558           33,039           11,120
                                                                             -------------    -------------    -------------
   Net investment income/(expense) .......................................          (5,723)         (20,937)         (10,141)
                                                                             -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ...................           2,372           25,569           15,626
     Reinvested realized gain distributions ..............................              --           39,472               --
                                                                             -------------    -------------    -------------
   Net realized gain/(loss) on investments ...............................           2,372           65,041           15,626
   Net change in unrealized appreciation/(depreciation) of investments ...         216,046          408,365          165,970
                                                                             -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments .................         218,418          473,406          181,596
                                                                             -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $     212,695    $     452,469    $     171,455
                                                                             =============    =============    =============

See notes to financial statements.


                                   B-22 & B-23

The Guardian Separate Account Q

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003 (continued)

                                                                                         Investment Divisions
                                                                             ---------------------------------------------
                                                                                                                       MFS
                                                                                               MFS Capital        Emerging
                                                                                  MFS Bond   Opportunities          Growth
                                                                             Service Class   Service Class   Service Class
                                                                             -------------   -------------   -------------
Net Assets: CAEDB Plus LBR and EBR
   Contract Value in accumulation period .................................   $      39,559   $      19,701   $          --
                                                                             -------------   -------------   -------------
     Net Assets ..........................................................   $      39,559   $      19,701   $          --
     Units Outstanding ...................................................           3,531           1,701              --
     Unit Value (accumulation) ...........................................   $       11.20   $       11.58   $          --

Net Assets: Total
   Contract Value in accumulation period .................................   $   2,411,069   $     195,413   $     754,158
   Contracts in Payout (annuitization) period ............................              --              --              --
                                                                             -------------   -------------   -------------
   Net Assets ............................................................   $   2,411,069   $     195,413   $     754,158
                                                                             =============   =============   =============

FIFO Cost Of Shares In Underlying Fund ...................................   $   2,369,958   $     167,351   $     689,620

                                                                                         Investment Divisions
                                                                             ---------------------------------------------
                                                                                       MFS                             MFS
                                                                                 Investors         MFS New       Strategic
                                                                                     Trust       Discovery          Income
                                                                             Service Class   Service Class   Service Class
                                                                             -------------   -------------   -------------
Net Assets: CAEDB Plus LBR and EBR
   Contract Value in accumulation period .................................   $      40,614   $      15,148   $          --
                                                                             -------------   -------------   -------------
     Net Assets ..........................................................   $      40,614   $      15,148   $          --
     Units Outstanding ...................................................           3,574           1,230              --
     Unit Value (accumulation) ...........................................   $       11.36   $       12.32   $          --

Net Assets: Total
   Contract Value in accumulation period .................................   $     687,536   $     468,199   $   1,154,410
   Contracts in Payout (annuitization) period ............................              --              --              --
                                                                             -------------   -------------   -------------
   Net Assets ............................................................   $     687,536   $     468,199   $   1,154,410
                                                                             =============   =============   =============

FIFO Cost Of Shares In Underlying Fund ...................................   $     604,234   $     411,105   $   1,119,176

                                                                                         Investment Divisions
                                                                             ---------------------------------------------
                                                                                                Van Kampen      Van Kampen
                                                                                                      Life            Life
                                                                                                Investment      Investment
                                                                                       MFS           Trust    Trust Growth
                                                                              Total Return      Government        & Income
                                                                             Service Class        Class II        Class II
                                                                             -------------   -------------   -------------
Net Assets: CAEDB Plus LBR and EBR
   Contract Value in accumulation period .................................   $          --   $          --   $      13,316
                                                                             -------------   -------------   -------------
     Net Assets ..........................................................   $          --   $          --   $      13,316
     Units Outstanding ...................................................              --              --           1,127
     Unit Value (accumulation) ...........................................   $          --   $          --   $       11.81

Net Assets: Total
   Contract Value in accumulation period .................................   $   1,289,179   $   3,800,500   $   1,772,445
   Contracts in Payout (annuitization) period ............................              --          15,814              --
                                                                             -------------   -------------   -------------
   Net Assets ............................................................   $   1,289,179   $   3,816,314   $   1,772,445
                                                                             =============   =============   =============

FIFO Cost Of Shares In Underlying Fund ...................................   $   1,236,198   $   3,808,300   $   1,533,182

The Guardian Separate Account Q

STATEMENT OF OPERATIONS

Year Ended December 31, 2003 (continued)

                                                                                          Investment Divisions
                                                                             ----------------------------------------------
                                                                                                                        MFS
                                                                                               MFS Capital         Emerging
                                                                                  MFS Bond   Opportunities           Growth
                                                                             Service Class   Service Class    Service Class
                                                                             -------------   -------------    -------------
2003 Investment Income
   Income:
     Reinvested dividends ................................................   $      44,038   $          --    $          --
   Expenses:
     Mortality expense risk and administrative charges ...................          26,130           4,106            6,370
                                                                             -------------   -------------    -------------
   Net investment income/(expense) .......................................          17,908          (4,106)          (6,370)
                                                                             -------------   -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ...................          12,503          16,253            3,767
     Reinvested realized gain distributions ..............................              --              --               --
                                                                             -------------   -------------    -------------
   Net realized gain/(loss) on investments ...............................          12,503          16,253            3,767
   Net change in unrealized appreciation/(depreciation) of investments ...          31,232          32,574           72,070
                                                                             -------------   -------------    -------------
Net realized and unrealized gain/(loss) from investments .................          43,735          48,827           75,837
                                                                             -------------   -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $      61,643   $      44,721    $      69,467
                                                                             =============   =============    =============

                                                                                          Investment Divisions
                                                                             -----------------------------------------------
                                                                                       MFS                               MFS
                                                                                 Investors          MFS New        Strategic
                                                                                     Trust        Discovery           Income
                                                                             Service Class    Service Class    Service Class
                                                                             -------------    -------------    -------------
2003 Investment Income
   Income:
     Reinvested dividends ................................................   $       1,800    $          --    $      23,579
   Expenses:
     Mortality expense risk and administrative charges ...................          10,117            4,703           13,237
                                                                             -------------    -------------    -------------
   Net investment income/(expense) .......................................          (8,317)          (4,703)          10,342
                                                                             -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ...................          12,213            4,350           11,504
     Reinvested realized gain distributions ..............................              --               --               --
                                                                             -------------    -------------    -------------
   Net realized gain/(loss) on investments ...............................          12,213            4,350           11,504
   Net change in unrealized appreciation/(depreciation) of investments ...          92,191           62,574           35,719
                                                                             -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments .................         104,404           66,924           47,223
                                                                             -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $      96,087    $      62,221    $      57,565
                                                                             =============    =============    =============

                                                                                          Investment Divisions
                                                                             -----------------------------------------------
                                                                                                 Van Kampen       Van Kampen
                                                                                                       Life             Life
                                                                                                 Investment       Investment
                                                                                       MFS            Trust     Trust Growth
                                                                              Total Return       Government         & Income
                                                                             Service Class         Class II         Class II
                                                                             -------------    -------------    -------------
2003 Investment Income
   Income:
     Reinvested dividends ................................................   $          --    $      50,702    $       3,341
   Expenses:
     Mortality expense risk and administrative charges ...................           5,269           44,455           18,060
                                                                             -------------    -------------    -------------
   Net investment income/(expense) .......................................          (5,269)           6,247          (14,719)
                                                                             -------------    -------------    -------------

2003 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ...................           4,229          (39,690)          10,994
     Reinvested realized gain distributions ..............................              --               --               --
                                                                             -------------    -------------    -------------
   Net realized gain/(loss) on investments ...............................           4,229          (39,690)          10,994
   Net change in unrealized appreciation/(depreciation) of investments ...          58,251           17,804          247,441
                                                                             -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments .................          62,480          (21,886)         258,435
                                                                             -------------    -------------    -------------
2003 Net Increase/(Decrease) in Net Assets Resulting from Operations .....   $      57,211    $     (15,639)   $     243,716
                                                                             =============    =============    =============

See notes to financial statements.


                                   B-24 & B-25

The Guardian Separate Account Q

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003

                                                                                        Investment Divisions
                                                                             --------------------------------------------

                                                                                                 Guardian        Guardian
                                                                                 Guardian          VC 500        VC Asset
                                                                                    Stock           Index      Allocation
                                                                             ------------    ------------    ------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $     (1,088)   $      5,209    $       (610)
   Net realized gain/(loss) from sale of investments .....................            (87)          1,738            (436)
   Reinvested realized gain distributions ................................             --              --              --
   Net change in unrealized appreciation/(depreciation) of investments ...         (1,128)        (22,469)         (3,630)
                                                                             ------------    ------------    ------------
   Net increase/(decrease) resulting from operations .....................         (2,303)        (15,522)         (4,676)
                                                                             ------------    ------------    ------------

2002 Contract Transactions
   Net contract purchase payments ........................................        582,056         192,001         229,361
   Transfer between investment divisions .................................         17,982         243,644          16,747
   Transfer of annuity benefits, surrenders and partial withdrawals ......         (1,057)            (62)         (1,281)
   Contract fees .........................................................             --              --              --
   Transfers - other .....................................................             30            (267)           (206)
                                                                             ------------    ------------    ------------
   Net increase/(decrease) from contract transactions ....................        599,011         435,316         244,621
                                                                             ------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .             --              --              --
Total Increase/(Decrease) in Net Assets ..................................        596,708         419,794         239,945
   Net Assets at December 31, 2001 .......................................             --              --              --
                                                                             ------------    ------------    ------------
   Net Assets at December 31, 2002 .......................................   $    596,708    $    419,794    $    239,945
                                                                             ============    ============    ============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $     (9,962)   $      2,938    $     19,844
   Net realized gain/(loss) from sale of investments .....................         48,150          16,924           9,070
   Reinvested realized gain distributions ................................             --              --              --
   Net change in unrealized appreciation/(depreciation) of investments ...        176,160         292,239         179,122
                                                                             ------------    ------------    ------------
   Net increase/(decrease) resulting from operations .....................        214,348         312,101         208,036
                                                                             ------------    ------------    ------------

2003 Contract Transactions
   Net contract purchase payments ........................................        907,853       1,822,747       1,439,729
   Transfer between investment divisions .................................       (247,012)        183,793         117,670
   Transfer on account of death ..........................................             --         (35,843)        (26,907)
   Transfer of annuity benefits, surrenders and partial withdrawals ......        (64,394)        (48,604)        (23,408)
   Contract fees .........................................................           (122)           (175)           (133)
   Transfers - other .....................................................            149            (149)          1,596
                                                                             ------------    ------------    ------------
   Net increase/(decrease) from contract transactions ....................        596,474       1,921,769       1,508,547
                                                                             ------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .             --          (2,325)         (1,278)
                                                                             ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ..................................        810,822       2,231,545       1,715,305
   Net Assets at December 31, 2002 .......................................        596,708         419,794         239,945
                                                                             ------------    ------------    ------------
   Net Assets at December 31, 2003 .......................................   $  1,407,530    $  2,651,339    $  1,955,250
                                                                             ============    ============    ============

                                                                                        Investment Divisions
                                                                             --------------------------------------------
                                                                                                 Guardian        Guardian
                                                                                 Guardian          VC Low          UBS VC
                                                                                  VC High        Duration       Large Cap
                                                                               Yield Bond            Bond           Value
                                                                             ------------    ------------    ------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $      6,829    $         --    $         --
   Net realized gain/(loss) from sale of investments .....................           (313)             --              --
   Reinvested realized gain distributions ................................             --              --              --
   Net change in unrealized appreciation/(depreciation) of investments ...         (2,140)             --              --
                                                                             ------------    ------------    ------------
   Net increase/(decrease) resulting from operations .....................          4,376              --              --
                                                                             ------------    ------------    ------------

2002 Contract Transactions
   Net contract purchase payments ........................................        105,091              --              --
   Transfer between investment divisions .................................         52,373              --              --
   Transfer of annuity benefits, surrenders and partial withdrawals ......           (473)             --              --
   Contract fees .........................................................             --              --              --
   Transfers - other .....................................................             (6)             --              --
                                                                             ------------    ------------    ------------
   Net increase/(decrease) from contract transactions ....................        156,985              --              --
                                                                             ------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .             --              --              --
                                                                             ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ..................................        161,361              --              --
   Net Assets at December 31, 2001 .......................................             --              --              --
                                                                             ------------    ------------    ------------
   Net Assets at December 31, 2002 .......................................   $    161,361    $         --    $         --
                                                                             ============    ==========      ============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $     78,985    $       (632)   $        105
   Net realized gain/(loss) from sale of investments .....................         21,228            (441)          3,565
   Reinvested realized gain distributions ................................             --             825           2,769
   Net change in unrealized appreciation/(depreciation) of investments ...         35,806          (1,390)          9,816
                                                                             ------------    ------------    ------------
   Net increase/(decrease) resulting from operations .....................        136,019          (1,638)         16,255
                                                                             ------------    ------------    ------------

2003 Contract Transactions
   Net contract purchase payments ........................................      1,493,433       2,425,716         157,089
   Transfer between investment divisions .................................        278,408      (1,276,021)        (23,222)
   Transfer on account of death ..........................................             --              --              --
   Transfer of annuity benefits, surrenders and partial withdrawals ......        (37,057)       (505,264)           (566)
   Contract fees .........................................................            (97)             --              (4)
   Transfers - other .....................................................            467             207              14
                                                                             ------------    ------------    ------------
   Net increase/(decrease) from contract transactions ....................      1,735,154         644,638         133,311
                                                                             ------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .             --              --              --
                                                                             ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ..................................      1,871,173         643,000         149,566
   Net Assets at December 31, 2002 .......................................        161,361              --              --
                                                                             ------------    ------------    ------------
   Net Assets at December 31, 2003 .......................................   $  2,032,534    $    643,000    $    149,566
                                                                             ============    ============    ============

                                                                                        Investment Divisions
                                                                             --------------------------------------------
                                                                                 Guardian
                                                                                   UBS VC
                                                                                Small Cap        Guardian        Guardian
                                                                                    Value            Bond            Cash
                                                                             ------------    ------------    ------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $         --    $     15,045    $     (4,106)
   Net realized gain/(loss) from sale of investments .....................             --             833              --
   Reinvested realized gain distributions ................................             --           2,329              --
   Net change in unrealized appreciation/(depreciation) of investments ...             --          (2,313)             --
                                                                             ------------    ------------    ------------
   Net increase/(decrease) resulting from operations .....................             --          15,894          (4,106)
                                                                             ------------    ------------    ------------

2002 Contract Transactions
   Net contract purchase payments ........................................             --         854,478       3,248,347
   Transfer between investment divisions .................................             --          44,253      (1,340,144)
   Transfer of annuity benefits, surrenders and partial withdrawals ......             --          (2,069)         (2,568)
   Contract fees .........................................................             --              --              --
   Transfers - other .....................................................             --            (511)             45
                                                                             ------------    ------------    ------------
   Net increase/(decrease) from contract transactions ....................             --         896,151       1,905,680
                                                                             ------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .             --              --              --
                                                                             ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ..................................             --         912,045       1,901,574
   Net Assets at December 31, 2001 .......................................             --              --              --
                                                                             ------------    ------------    ------------
   Net Assets at December 31, 2002 .......................................   $         --    $    912,045    $  1,901,574
                                                                             ============    ============    ============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $     (1,510)   $    127,505    $   (104,831)
   Net realized gain/(loss) from sale of investments .....................          6,693          28,606              --
   Reinvested realized gain distributions ................................         12,543         176,589              --
   Net change in unrealized appreciation/(depreciation) of investments ...         18,378        (252,288)             --
                                                                             ------------    ------------    ------------
   Net increase/(decrease) resulting from operations .....................         36,104          80,412        (104,831)
                                                                             ------------    ------------    ------------

2003 Contract Transactions
   Net contract purchase payments ........................................        189,269       7,264,721      50,478,422
   Transfer between investment divisions .................................         75,731      (1,829,022)    (40,545,754)
   Transfer on account of death ..........................................             --              --         (43,537)
   Transfer of annuity benefits, surrenders and partial withdrawals ......         (1,564)       (224,503)       (877,643)
   Contract fees .........................................................             (7)           (492)           (326)
   Transfers - other .....................................................           (147)           (372)          2,362
                                                                             ------------    ------------    ------------
   Net increase/(decrease) from contract transactions ....................        263,282       5,210,332       9,013,524
                                                                             ------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .             --          (1,085)        (17,151)
                                                                             ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets ..................................        299,386       5,289,659       8,891,542
   Net Assets at December 31, 2002 .......................................             --         912,045       1,901,574
                                                                             ------------    ------------    ------------
   Net Assets at December 31, 2003 .......................................   $    299,386    $  6,201,704    $ 10,793,116
                                                                             ============    ============    ============

See notes to financial statements.


                                  B-26 & B-27

The Guardian Separate Account Q

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003 (continued)

                                                                                             Investment Divisions
                                                                             -----------------------------------------------------
                                                                                                        Baillie    Baillie Gifford
                                                                                     Gabelli            Gifford           Emerging
                                                                               Capital Asset      International            Markets
                                                                             ---------------    ---------------    ---------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $            --    $          (864)   $            (2)
   Net realized gain/(loss) from sale of investments .....................                --               (685)            (1,405)
   Reinvested realized gain distributions ................................                --                 --                 --
   Net change in unrealized appreciation/(depreciation) of investments ...                --               (695)             1,857
                                                                             ---------------    ---------------    ---------------
   Net increase/(decrease) resulting from operations .....................                --             (2,244)               450
                                                                             ---------------    ---------------    ---------------

2002 Contract Transactions
   Net contract purchase payments ........................................                --            230,894             46,400
   Transfer between investment divisions .................................                --             87,933             10,237
   Transfer of annuity benefits, surrenders and partial withdrawals ......                --             (1,172)              (153)
   Contract fees .........................................................                --                 --                 --
   Transfers - other .....................................................                --                (11)                28
                                                                             ---------------    ---------------    ---------------
   Net increase/(decrease) from contract transactions ....................                --            317,644             56,512
                                                                             ---------------    ---------------    ---------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .                --                 --                 --
                                                                             ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ..................................                --            315,400             56,962
   Net Assets at December 31, 2001 .......................................                --                 --                 --
                                                                             ---------------    ---------------    ---------------
   Net Assets at December 31, 2002 .......................................   $            --    $       315,400    $        56,962
                                                                             ===============    ===============    ===============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $        (2,417)   $         1,444    $        (1,910)
   Net realized gain/(loss) from sale of investments .....................            10,203             24,813              6,776
   Reinvested realized gain distributions ................................               527                 --                 --
   Net change in unrealized appreciation/(depreciation) of investments ...            52,037            158,090            119,277
                                                                             ---------------    ---------------    ---------------
   Net increase/(decrease) resulting from operations .....................            60,350            184,347            124,143
                                                                             ---------------    ---------------    ---------------

2003 Contract Transactions
   Net contract purchase payments ........................................           589,536            899,581            518,875
   Transfer between investment divisions .................................            37,519           (155,386)           107,050
   Transfer on account of death ..........................................                --                 --                 --
   Transfer of annuity benefits, surrenders and partial withdrawals ......            (1,080)           (16,065)            (8,765)
   Contract fees .........................................................                --               (141)               (65)
   Transfers - other .....................................................              (406)               578               (793)
                                                                             ---------------    ---------------    ---------------
   Net increase/(decrease) from contract transactions ....................           625,569            728,567            616,302
                                                                             ---------------    ---------------    ---------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .                --                 --                 --
                                                                             ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ..................................           685,919            912,914            740,445
   Net Assets at December 31, 2002 .......................................                --            315,400             56,962
                                                                             ---------------    ---------------    ---------------
   Net Assets at December 31, 2003 .......................................   $       685,919    $     1,228,314    $       797,407
                                                                             ===============    ===============    ===============

                                                                                             Investment Divisions
                                                                             -----------------------------------------------------
                                                                                                                        Value Line
                                                                                    Guardian                             Strategic
                                                                                   Small Cap         Value Line              Asset
                                                                                       Stock          Centurion         Management
                                                                             ---------------    ---------------    ---------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $          (657)   $            --    $            --
   Net realized gain/(loss) from sale of investments .....................               856                 --                 --
   Reinvested realized gain distributions ................................                --                 --                 --
   Net change in unrealized appreciation/(depreciation) of investments ...             4,199                 --                 --
                                                                             ---------------    ---------------    ---------------
   Net increase/(decrease) resulting from operations .....................             4,398                 --                 --
                                                                             ---------------    ---------------    ---------------

2002 Contract Transactions
   Net contract purchase payments ........................................           227,915                 --                 --
   Transfer between investment divisions .................................            (7,028)                --                 --
   Transfer of annuity benefits, surrenders and partial withdrawals ......              (155)                --                 --
   Contract fees .........................................................                --                 --                 --
   Transfers - other .....................................................              (204)                --                 --
                                                                             ---------------    ---------------    ---------------
   Net increase/(decrease) from contract transactions ....................           220,528                 --                 --
                                                                             ---------------    ---------------    ---------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .                --                 --                 --
                                                                             ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ..................................           224,926                 --                 --
   Net Assets at December 31, 2001 .......................................                --                 --                 --
                                                                             ---------------    ---------------    ---------------
   Net Assets at December 31, 2002 .......................................   $       224,926    $            --    $            --
                                                                             ===============    ===============    ===============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $       (17,754)   $           (59)   $        (2,873)
   Net realized gain/(loss) from sale of investments .....................            28,171                 33                416
   Reinvested realized gain distributions ................................                --                 --                 --
   Net change in unrealized appreciation/(depreciation) of investments ...           296,419                639             23,664
                                                                             ---------------    ---------------    ---------------
   Net increase/(decrease) resulting from operations .....................           306,836                613             21,207
                                                                             ---------------    ---------------    ---------------

2003 Contract Transactions
   Net contract purchase payments ........................................           948,276             11,375            877,590
   Transfer between investment divisions .................................           463,134                 --            183,067
   Transfer on account of death ..........................................                --                 --                 --
   Transfer of annuity benefits, surrenders and partial withdrawals ......           (36,203)              (347)           (28,897)
   Contract fees .........................................................              (160)                --                 --
   Transfers - other .....................................................            (7,959)                 2                (24)
                                                                             ---------------    ---------------    ---------------
   Net increase/(decrease) from contract transactions ....................         1,367,088             11,030          1,031,736
                                                                             ---------------    ---------------    ---------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .                --                 --                 --
                                                                             ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ..................................         1,673,924             11,643          1,052,943
   Net Assets at December 31, 2002 .......................................           224,926                 --                 --
                                                                             ---------------    ---------------    ---------------
   Net Assets at December 31, 2003 .......................................   $     1,898,850    $        11,643    $     1,052,943
                                                                             ===============    ===============    ===============

                                                                                             Investment Divisions
                                                                             -----------------------------------------------------
                                                                                    AIM V.I.                              AIM V.I.
                                                                                  Aggressive           AIM V.I.         Government
                                                                                      Growth        Basic Value         Securities
                                                                                   Series II          Series II          Series II
                                                                             ---------------    ---------------    ---------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $           (28)   $          (216)   $         8,127
   Net realized gain/(loss) from sale of investments .....................                --               (422)               226
   Reinvested realized gain distributions ................................                --                 --                 --
   Net change in unrealized appreciation/(depreciation) of investments ...                35                 75               (925)
                                                                             ---------------    ---------------    ---------------
   Net increase/(decrease) resulting from operations .....................                 7               (563)             7,428
                                                                             ---------------    ---------------    ---------------

2002 Contract Transactions
   Net contract purchase payments ........................................            19,038            117,860            537,355
   Transfer between investment divisions .................................                --             (3,454)           115,371
   Transfer of annuity benefits, surrenders and partial withdrawals ......                --                 --               (965)
   Contract fees .........................................................                --                 --                 --
   Transfers - other .....................................................                --                 (2)                21
                                                                             ---------------    ---------------    ---------------
   Net increase/(decrease) from contract transactions ....................            19,038            114,404            651,782
                                                                             ---------------    ---------------    ---------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .                --                 --                 --
                                                                             ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ..................................            19,045            113,841            659,210
   Net Assets at December 31, 2001 .......................................                --                 --                 --
                                                                             ---------------    ---------------    ---------------
   Net Assets at December 31, 2002 .......................................   $        19,045    $       113,841    $       659,210
                                                                             ===============    ===============    ===============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $        (2,793)   $        (9,480)   $        24,904
   Net realized gain/(loss) from sale of investments .....................               788             13,317             (7,423)
   Reinvested realized gain distributions ................................                --                 --                887
   Net change in unrealized appreciation/(depreciation) of investments ...            39,140            144,243            (28,944)
                                                                             ---------------    ---------------    ---------------
   Net increase/(decrease) resulting from operations .....................            37,135            148,080            (10,576)
                                                                             ---------------    ---------------    ---------------

2003 Contract Transactions
   Net contract purchase payments ........................................           234,494            681,148          3,214,460
   Transfer between investment divisions .................................             7,756            (13,123)        (1,253,545)
   Transfer on account of death ..........................................                --                 --                 --
   Transfer of annuity benefits, surrenders and partial withdrawals ......            (3,922)            (7,360)           (34,579)
   Contract fees .........................................................               (16)              (122)              (221)
   Transfers - other .....................................................               968                136                 18
                                                                             ---------------    ---------------    ---------------
   Net increase/(decrease) from contract transactions ....................           239,280            660,679          1,926,133
                                                                             ---------------    ---------------    ---------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .                --                 --                 --
                                                                             ---------------    ---------------    ---------------
Total Increase/(Decrease) in Net Assets ..................................           276,415            808,759          1,915,557
   Net Assets at December 31, 2002 .......................................            19,045            113,841            659,210
                                                                             ---------------    ---------------    ---------------
   Net Assets at December 31, 2003 .......................................   $       295,460    $       922,600    $     2,574,767
                                                                             ===============    ===============    ===============

See notes to financial statements.


                                  B-28 & B-29

The Guardian Separate Account Q

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003 (continued)

                                                                                        Investment Divisions
                                                                             -----------------------------------------
                                                                                               AIM V.I.       AIM V.I.
                                                                                AIM V.I.        Mid Cap        Premier
                                                                                  Growth    Core Equity         Equity
                                                                               Series II      Series II      Series II
                                                                             -----------    -----------    -----------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $       (81)   $      (163)   $       (30)
   Net realized gain/(loss) from sale of investments .....................            --             (5)            --
   Reinvested realized gain distributions ................................            --             --             --
   Net change in unrealized appreciation/(depreciation) of investments ...        (1,627)           422         (2,423)
                                                                             -----------    -----------    -----------
   Net increase/(decrease) resulting from operations .....................        (1,708)           254         (2,453)
                                                                             -----------    -----------    -----------

2002 Contract Transactions
   Net contract purchase payments ........................................        41,462         42,237         70,085
   Transfer between investment divisions .................................            --             --             --
   Transfer of annuity benefits, surrenders and partial withdrawals ......            --           (134)            --
   Contract fees .........................................................            --             --             --
   Transfers - other .....................................................            --             --             --
                                                                             -----------    -----------    -----------
   Net increase/(decrease) from contract transactions ....................        41,462         42,103         70,085
                                                                             -----------    -----------    -----------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .            --             --             --
                                                                             -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ..................................        39,754         42,357         67,632
   Net Assets at December 31, 2001 .......................................            --             --             --
                                                                             -----------    -----------    -----------
   Net Assets at December 31, 2002 .......................................   $    39,754    $    42,357    $    67,632
                                                                             ===========    ===========    ===========

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $    (5,723)   $    (5,538)   $    (3,007)
   Net realized gain/(loss) from sale of investments .....................        (1,544)         8,578            455
   Reinvested realized gain distributions ................................            --          3,671             --

   Net change in unrealized appreciation/(depreciation) of investments ...        75,784         64,254         38,334
                                                                             -----------    -----------    -----------
   Net increase/(decrease) resulting from operations .....................        68,517         70,965         35,782
                                                                             -----------    -----------    -----------

2003 Contract Transactions
   Net contract purchase payments ........................................       320,364        488,530        171,567
   Transfer between investment divisions .................................       200,768         28,207         (9,129)
   Transfer on account of death ..........................................            --             --             --
   Transfer of annuity benefits, surrenders and partial withdrawals ......        (6,696)        (3,519)          (362)
   Contract fees .........................................................           (71)           (39)           (38)
   Transfers - other .....................................................           107            272            628
                                                                             -----------    -----------    -----------
   Net increase/(decrease) from contract transactions ....................       514,472        513,451        162,666
                                                                             -----------    -----------    -----------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .            --             --             --
                                                                             -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ..................................       582,989        584,416        198,448
   Net Assets at December 31, 2002 .......................................        39,754         42,357         67,632
                                                                             -----------    -----------    -----------
   Net Assets at December 31, 2003 .......................................   $   622,743    $   626,773    $   266,080
                                                                             ===========    ===========    ===========

                                                                                        Investment Divisions
                                                                             -----------------------------------------
                                                                                   Alger       Alliance       Alliance
                                                                                American      Bernstein      Bernstein
                                                                               Leveraged       Growth &        Premier
                                                                                  Allcap         Income         Growth
                                                                                 Class S        Class B        Class B
                                                                             -----------    -----------    -----------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $       (86)   $      (713)   $      (558)
   Net realized gain/(loss) from sale of investments .....................        (1,108)          (609)           167
   Reinvested realized gain distributions ................................            --             --             --
   Net change in unrealized appreciation/(depreciation) of investments ...        (1,560)        (2,435)       (10,191)
                                                                             -----------    -----------    -----------
   Net increase/(decrease) resulting from operations .....................        (2,754)        (3,757)       (10,582)
                                                                             -----------    -----------    -----------

2002 Contract Transactions
   Net contract purchase payments ........................................        26,122        186,460        107,084
   Transfer between investment divisions .................................            --          9,148         65,005
   Transfer of annuity benefits, surrenders and partial withdrawals ......            --           (864)          (508)
   Contract fees .........................................................            --             --             --
   Transfers - other .....................................................         1,125            372             31
                                                                             -----------    -----------    -----------
   Net increase/(decrease) from contract transactions ....................        27,247        195,116        171,612
                                                                             -----------    -----------    -----------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .            --             --             --
                                                                             -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ..................................        24,493        191,359        161,030
   Net Assets at December 31, 2001 .......................................            --             --             --
                                                                             -----------    -----------    -----------
   Net Assets at December 31, 2002 .......................................   $    24,493    $   191,359    $   161,030
                                                                             ===========    ===========    ===========

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $    (4,576)   $   (13,160)   $    (8,745)
   Net realized gain/(loss) from sale of investments .....................         1,217         19,884          3,812
   Reinvested realized gain distributions ................................            --             --             --

   Net change in unrealized appreciation/(depreciation) of investments ...        52,462        273,869         89,163
                                                                             -----------    -----------    -----------
   Net increase/(decrease) resulting from operations .....................        49,103        280,593         84,230
                                                                             -----------    -----------    -----------

2003 Contract Transactions
   Net contract purchase payments ........................................       427,088      1,289,097        363,275
   Transfer between investment divisions .................................        57,651        201,811         10,513
   Transfer on account of death ..........................................            --        (35,921)            --
   Transfer of annuity benefits, surrenders and partial withdrawals ......       (10,148)       (24,050)        (9,190)
   Contract fees .........................................................           (26)          (126)           (77)
   Transfers - other .....................................................            52            200           (756)
                                                                             -----------    -----------    -----------
   Net increase/(decrease) from contract transactions ....................       474,617      1,431,011        363,765
                                                                             -----------    -----------    -----------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .            --             --             --
                                                                             -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ..................................       523,720      1,711,604        447,995
   Net Assets at December 31, 2002 .......................................        24,493        191,359        161,030
                                                                             -----------    -----------    -----------
   Net Assets at December 31, 2003 .......................................   $   548,213    $ 1,902,963    $   609,025
                                                                             ===========    ===========    ===========

                                                                                        Investment Divisions
                                                                             -----------------------------------------
                                                                                               Alliance
                                                                                Alliance      Bernstein       Alliance
                                                                               Bernstein    Real Estate      Bernstein
                                                                              Technology     Investment          Value
                                                                                 Class B        Class B        Class B
                                                                             -----------    -----------    -----------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $      (280)   $      (636)   $      (432)
   Net realized gain/(loss) from sale of investments .....................          (122)            --            (10)
   Reinvested realized gain distributions ................................            --             --             --
   Net change in unrealized appreciation/(depreciation) of investments ...        (4,240)         3,951          1,434
                                                                             -----------    -----------    -----------
   Net increase/(decrease) resulting from operations .....................        (4,642)         3,315            992
                                                                             -----------    -----------    -----------

2002 Contract Transactions
   Net contract purchase payments ........................................        35,281        158,376        137,673
   Transfer between investment divisions .................................        40,492          9,660            121
   Transfer of annuity benefits, surrenders and partial withdrawals ......          (428)           (21)            --
   Contract fees .........................................................            --             --             --
   Transfers - other .....................................................            16             13            (45)
                                                                             -----------    -----------    -----------
   Net increase/(decrease) from contract transactions ....................        75,361        168,028        137,749
                                                                             -----------    -----------    -----------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .            --             --             --
                                                                             -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ..................................        70,719        171,343        138,741
   Net Assets at December 31, 2001 .......................................            --             --             --
                                                                             -----------    -----------    -----------
   Net Assets at December 31, 2002 .......................................   $    70,719    $   171,343    $   138,741
                                                                             ===========    ===========    ===========

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $    (5,376)   $      (540)   $    (8,925)
   Net realized gain/(loss) from sale of investments .....................        12,730         20,846         10,672
   Reinvested realized gain distributions ................................            --             --             --

   Net change in unrealized appreciation/(depreciation) of investments ...        65,478        138,316        163,914
                                                                             -----------    -----------    -----------
   Net increase/(decrease) resulting from operations .....................        72,832        158,622        165,661
                                                                             -----------    -----------    -----------

2003 Contract Transactions
   Net contract purchase payments ........................................       145,963        764,038        721,239
   Transfer between investment divisions .................................       325,325         14,277         77,732
   Transfer on account of death ..........................................       (33,769)       (17,923)            --
   Transfer of annuity benefits, surrenders and partial withdrawals ......        (7,057)       (29,652)       (13,530)
   Contract fees .........................................................           (80)          (113)          (122)
   Transfers - other .....................................................          (349)         1,060         (3,055)
                                                                             -----------    -----------    -----------
   Net increase/(decrease) from contract transactions ....................       430,033        731,687        782,264
                                                                             -----------    -----------    -----------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .            --             --             --
                                                                             -----------    -----------    -----------
Total Increase/(Decrease) in Net Assets ..................................       502,865        890,309        947,925
   Net Assets at December 31, 2002 .......................................        70,719        171,343        138,741
                                                                             -----------    -----------    -----------
   Net Assets at December 31, 2003 .......................................   $   573,584    $ 1,061,652    $ 1,086,666
                                                                             ===========    ===========    ===========

See notes to financial statements.


                                  B-30 & B-31

The Guardian Separate Account Q

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003 (continued)

                                                                                         Investment Divisions
                                                                             -----------------------------------------------
                                                                              Fidelity VIP     Fidelity VIP     Fidelity VIP
                                                                                  Balanced       Contrafund    Equity-Income
                                                                                   Service          Service          Service
                                                                                   Class 2          Class 2          Class 2
                                                                             -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $      (1,150)   $        (944)   $        (763)
   Net realized gain/(loss) from sale of investments .....................           3,027             (627)          (2,511)
   Reinvested realized gain distributions ................................              --               --               --
   Net change in unrealized appreciation/(depreciation) of investments ...           3,265           (3,038)           6,042
                                                                             -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .....................           5,142           (4,609)           2,768
                                                                             -------------    -------------    -------------

2002 Contract Transactions
   Net contract purchase payments ........................................         233,296          345,010          282,435
   Transfer between investment divisions .................................         (56,583)           3,841           24,755
   Transfer of annuity benefits, surrenders and partial withdrawals ......          (1,102)              --             (415)
   Contract fees .........................................................              --               --               --
   Transfers - other .....................................................              (4)            (305)            (507)
                                                                             -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ....................         175,607          348,546          306,268
                                                                             -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .              --               --               --
                                                                             -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ..................................         180,749          343,937          309,036
   Net Assets at December 31, 2001 .......................................              --               --               --
                                                                             -------------    -------------    -------------
   Net Assets at December 31, 2002 .......................................   $     180,749    $     343,937    $     309,036
                                                                             =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $     (24,619)   $     (31,741)   $     (23,585)
   Net realized gain/(loss) from sale of investments .....................           9,165           (2,240)          19,474
   Reinvested realized gain distributions ................................              --               --               --
   Net change in unrealized appreciation/(depreciation) of investments ...         249,699          479,393          499,841
                                                                             -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .....................         234,245          445,412          495,730
                                                                             -------------    -------------    -------------

2003 Contract Transactions
   Net contract purchase payments ........................................       4,116,864        2,441,641        2,494,277
   Transfer between investment divisions .................................         (75,954)         140,953          376,494
   Transfer on account of death ..........................................              --               --               --
   Transfer of annuity benefits, surrenders and partial withdrawals ......         (39,051)         (36,633)         (36,083)
   Contract fees .........................................................            (156)            (395)            (116)
   Transfers - other .....................................................             361             (743)           1,150
                                                                             -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ....................       4,002,064        2,544,823        2,835,722
                                                                             -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .              --               --           (1,762)
                                                                             -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ..................................       4,236,309        2,990,235        3,329,690
   Net Assets at December 31, 2002 .......................................         180,749          343,937          309,036
                                                                             -------------    -------------    -------------
   Net Assets at December 31, 2003 .......................................   $   4,417,058    $   3,334,172    $   3,638,726
                                                                             =============    =============    =============

                                                                                         Investment Divisions
                                                                             -----------------------------------------------
                                                                                               Fidelity VIP
                                                                              Fidelity VIP       Investment     Fidelity VIP
                                                                                    Growth       Grade Bond          Mid Cap
                                                                                   Service          Service          Service
                                                                                   Class 2          Class 2          Class 2
                                                                             -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $        (208)   $      (2,174)   $        (471)
   Net realized gain/(loss) from sale of investments .....................              --              224             (657)
   Reinvested realized gain distributions ................................              --               --               --
   Net change in unrealized appreciation/(depreciation) of investments ...          (6,224)          18,456            2,676
                                                                             -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .....................          (6,432)          16,506            1,548
                                                                             -------------    -------------    -------------

2002 Contract Transactions
   Net contract purchase payments ........................................          31,963          659,886          160,752
   Transfer between investment divisions .................................          68,361          (11,538)          11,564
   Transfer of annuity benefits, surrenders and partial withdrawals ......              --             (909)             (67)
   Contract fees .........................................................              --               --               --
   Transfers - other .....................................................             (31)              --             (226)
                                                                             -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ....................         100,293          647,439          172,023
                                                                             -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .              --               --               --
                                                                             -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ..................................          93,861          663,945          173,571
   Net Assets at December 31, 2001 .......................................              --               --               --
                                                                             -------------    -------------    -------------
   Net Assets at December 31, 2002 .......................................   $      93,861    $     663,945    $     173,571
                                                                             =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $      (9,140)   $      (9,298)   $     (20,405)
   Net realized gain/(loss) from sale of investments .....................           2,117            4,050            1,594
   Reinvested realized gain distributions ................................              --           12,794               --
   Net change in unrealized appreciation/(depreciation) of investments ...         127,780           51,804          406,895
                                                                             -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .....................         120,757           59,350          388,084
                                                                             -------------    -------------    -------------

2003 Contract Transactions
   Net contract purchase payments ........................................         730,505        3,923,281        1,449,467
   Transfer between investment divisions .................................         152,371         (429,728)         795,218
   Transfer on account of death ..........................................              --               --               --
   Transfer of annuity benefits, surrenders and partial withdrawals ......          (9,266)         (73,214)         (29,552)
   Contract fees .........................................................             (57)            (168)            (245)
   Transfers - other .....................................................           1,247             (911)           3,054
                                                                             -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ....................         874,800        3,419,260        2,217,942
                                                                             -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .            (673)              --               --
                                                                             -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ..................................         994,884        3,478,610        2,606,026
   Net Assets at December 31, 2002 .......................................          93,861          663,945          173,571
                                                                             -------------    -------------    -------------
   Net Assets at December 31, 2003 .......................................   $   1,088,745    $   4,142,555    $   2,779,597
                                                                             =============    =============    =============

                                                                                         Investment Divisions
                                                                             -----------------------------------------------
                                                                                                   Franklin         Franklin
                                                                                 Templeton           Rising            Small
                                                                                    Growth        Dividends        Cap Value
                                                                                Securities       Securities       Securities
                                                                                   Class 2          Class 2          Class 2
                                                                             -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $        (569)   $        (576)   $        (689)
   Net realized gain/(loss) from sale of investments .....................            (342)             (13)              --
   Reinvested realized gain distributions ................................              --               --               --
   Net change in unrealized appreciation/(depreciation) of investments ...           2,156            2,453            9,175
                                                                             -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .....................           1,245            1,864            8,486
                                                                             -------------    -------------    -------------

2002 Contract Transactions
   Net contract purchase payments ........................................         185,033          308,703          168,052
   Transfer between investment divisions .................................              --            8,257           15,682
   Transfer of annuity benefits, surrenders and partial withdrawals ......              --              (34)              --
   Contract fees .........................................................              --               --               --
   Transfers - other .....................................................            (172)               2             (372)
                                                                             -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ....................         184,861          316,928          183,362
                                                                             -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .              --               --               --
                                                                             -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ..................................         186,106          318,792          191,848
   Net Assets at December 31, 2001 .......................................              --               --               --
                                                                             -------------    -------------    -------------
   Net Assets at December 31, 2002 .......................................   $     186,106    $     318,792    $     191,848
                                                                             =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $      (5,723)   $     (20,937)   $     (10,141)
   Net realized gain/(loss) from sale of investments .....................           2,372           25,569           15,626
   Reinvested realized gain distributions ................................              --           39,472               --
   Net change in unrealized appreciation/(depreciation) of investments ...         216,046          408,365          165,970
                                                                             -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .....................         212,695          452,469          171,455
                                                                             -------------    -------------    -------------

2003 Contract Transactions
   Net contract purchase payments ........................................         864,624        3,363,510          541,086
   Transfer between investment divisions .................................         133,270          109,866           92,446
   Transfer on account of death ..........................................              --               --               --
   Transfer of annuity benefits, surrenders and partial withdrawals ......          (3,625)         (23,121)         (12,831)
   Contract fees .........................................................             (81)            (105)             (77)
   Transfers - other .....................................................           2,435            1,072              498
                                                                             -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ....................         996,623        3,451,222          621,122
                                                                             -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .              --               --             (673)
                                                                             -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ..................................       1,209,318        3,903,691          791,904
   Net Assets at December 31, 2002 .......................................         186,106          318,792          191,848
                                                                             -------------    -------------    -------------
   Net Assets at December 31, 2003 .......................................   $   1,395,424    $   4,222,483    $     983,752
                                                                             =============    =============    =============

See notes to financial statements.


                                  B-32 & B-33

The Guardian Separate Account Q

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2002 and 2003 (continued)

                                                                                           Investment Divisions
                                                                           -------------------------------------------------
                                                                                                                         MFS
                                                                                               MFS Capital          Emerging
                                                                                MFS Bond     Opportunities            Growth
                                                                           Service Class     Service Class     Service Class
                                                                           -------------     -------------     -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................................... $      (1,847)    $        (421)    $         (74)
   Net realized gain/(loss) from sale of investments .....................           675                 5                --
   Reinvested realized gain distributions ................................            --                --                --
   Net change in unrealized appreciation/(depreciation) of investments ...        17,856                15            (1,088)
                                                                           -------------     -------------     -------------
   Net increase/(decrease) resulting from operations .....................        16,684              (401)           (1,162)
                                                                           -------------     -------------     -------------

2002 Contract Transactions
   Net contract purchase payments ........................................       362,630            76,394            28,516
   Transfer between investment divisions .................................        39,205            64,268                --
   Transfer of annuity benefits, surrenders and partial withdrawals ......        (1,965)               --                --
   Contract fees .........................................................            --                --                --
   Transfers - other .....................................................            (4)               (4)               --
                                                                           -------------     -------------     -------------
   Net increase/(decrease) from contract transactions ....................       399,866           140,658            28,516
                                                                           -------------     -------------     -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .            --                --                --
                                                                           -------------     -------------     -------------
Total Increase/(Decrease) in Net Assets ..................................       416,550           140,257            27,354
   Net Assets at December 31, 2001 .......................................            --                --                --
                                                                           -------------     -------------     -------------
   Net Assets at December 31, 2002 ....................................... $     416,550     $     140,257     $      27,354
                                                                           =============     =============     =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) ....................................... $      17,908     $      (4,106)    $      (6,370)
   Net realized gain/(loss) from sale of investments .....................        12,503            16,253             3,767
   Reinvested realized gain distributions ................................            --                --                --
   Net change in unrealized appreciation/(depreciation) of investments ...        31,232            32,574            72,070
                                                                           -------------     -------------     -------------
   Net increase/(decrease) resulting from operations .....................        61,643            44,721            69,467
                                                                           -------------     -------------     -------------

2003 Contract Transactions
   Net contract purchase payments ........................................     2,300,658           157,086           271,899
   Transfer between investment divisions .................................      (313,438)         (145,349)          399,857
   Transfer on account of death ..........................................            --                --                --
   Transfer of annuity benefits, surrenders and partial withdrawals ......       (53,781)           (1,105)          (14,369)
   Contract fees .........................................................          (177)              (26)              (84)
   Transfers - other .....................................................          (386)             (171)               34
                                                                           -------------     -------------     -------------
   Net increase/(decrease) from contract transactions ....................     1,932,876            10,435           657,337
                                                                           -------------     -------------     -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .            --                --                --
                                                                           -------------     -------------     -------------
Total Increase/(Decrease) in Net Assets ..................................     1,994,519            55,156           726,804
   Net Assets at December 31, 2002 .......................................       416,550           140,257            27,354
                                                                           -------------     -------------     -------------
   Net Assets at December 31, 2003 ....................................... $   2,411,069     $     195,413     $     754,158
                                                                           =============     =============     =============

                                                                                            Investment Divisions
                                                                             -----------------------------------------------
                                                                                       MFS                               MFS
                                                                                 Investors          MFS New        Strategic
                                                                                     Trust        Discovery           Income
                                                                             Service Class    Service Class    Service Class
                                                                             -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $        (459)   $         (65)   $        (357)
   Net realized gain/(loss) from sale of investments .....................              76               --               --
   Reinvested realized gain distributions ................................              --               --               --
   Net change in unrealized appreciation/(depreciation) of investments ...           1,687             (711)           3,108
                                                                             -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .....................           1,304             (776)           2,751
                                                                             -------------    -------------    -------------

2002 Contract Transactions
   Net contract purchase payments ........................................         188,427           23,759          110,808
   Transfer between investment divisions .................................          (2,335)              --           14,439
   Transfer of annuity benefits, surrenders and partial withdrawals ......              --               --               --
   Contract fees .........................................................              --               --               --
   Transfers - other .....................................................              --               (8)              --
                                                                             -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ....................         186,092           23,751          125,247
                                                                             -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .              --               --               --
                                                                             -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ..................................         187,396           22,975          127,998
   Net Assets at December 31, 2001 .......................................              --               --               --
                                                                             -------------    -------------    -------------
   Net Assets at December 31, 2002 .......................................   $     187,396    $      22,975    $     127,998
                                                                             =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $      (8,317)   $      (4,703)   $      10,342
   Net realized gain/(loss) from sale of investments .....................          12,213            4,350           11,504
   Reinvested realized gain distributions ................................              --               --               --
   Net change in unrealized appreciation/(depreciation) of investments ...          92,191           62,574           35,719
                                                                             -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .....................          96,087           62,221           57,565
                                                                             -------------    -------------    -------------

2003 Contract Transactions
   Net contract purchase payments ........................................         475,091          352,208        1,209,148
   Transfer between investment divisions .................................         (60,857)          31,740         (194,635)
   Transfer on account of death ..........................................              --               --          (17,615)
   Transfer of annuity benefits, surrenders and partial withdrawals ......         (11,770)          (1,154)         (28,108)
   Contract fees .........................................................             (48)             (11)             (85)
   Transfers - other .....................................................           1,637              220              142
                                                                             -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ....................         404,053          383,003          968,847
                                                                             -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .              --               --               --
                                                                             -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ..................................         500,140          445,224        1,026,412
   Net Assets at December 31, 2002 .......................................         187,396           22,975          127,998
                                                                             -------------    -------------    -------------
   Net Assets at December 31, 2003 .......................................   $     687,536    $     468,199    $   1,154,410
                                                                             =============    =============    =============

                                                                                            Investment Divisions
                                                                             -----------------------------------------------
                                                                                                 Van Kampen       Van Kampen
                                                                                                       Life             Life
                                                                                                 Investment       Investment
                                                                                       MFS            Trust     Trust Growth
                                                                              Total Return       Government         & Income
                                                                             Service Class         Class II         Class II
                                                                             -------------    -------------    -------------
2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $          --    $      (1,967)   $        (643)
   Net realized gain/(loss) from sale of investments .....................              --              103                5
   Reinvested realized gain distributions ................................              --               --               --
   Net change in unrealized appreciation/(depreciation) of investments ...              --            6,632              525
                                                                             -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .....................              --            4,768             (113)
                                                                             -------------    -------------    -------------

2002 Contract Transactions
   Net contract purchase payments ........................................              --          700,014          227,971
   Transfer between investment divisions .................................              --            5,299              (13)
   Transfer of annuity benefits, surrenders and partial withdrawals ......              --             (227)            (180)
   Contract fees .........................................................              --               --               --
   Transfers - other .....................................................              --               --             (166)
                                                                             -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ....................              --          705,086          227,612
                                                                             -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .              --               --               --
                                                                             -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ..................................              --          709,854          227,499
   Net Assets at December 31, 2001 .......................................              --               --               --
                                                                             -------------    -------------    -------------
   Net Assets at December 31, 2002 .......................................   $          --    $     709,854    $     227,499
                                                                             =============    =============    =============

2003 Increase/(Decrease) from Operations
   Net investment income/(expense) .......................................   $      (5,269)   $       6,247    $     (14,719)
   Net realized gain/(loss) from sale of investments .....................           4,229          (39,690)          10,994
   Reinvested realized gain distributions ................................              --               --               --
   Net change in unrealized appreciation/(depreciation) of investments ...          58,251           17,804          247,441
                                                                             -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .....................          57,211          (15,639)         243,716
                                                                             -------------    -------------    -------------

2003 Contract Transactions
   Net contract purchase payments ........................................       1,010,925        4,367,054        1,142,646
   Transfer between investment divisions .................................         226,423       (1,190,089)         186,899
   Transfer on account of death ..........................................              --               --               --
   Transfer of annuity benefits, surrenders and partial withdrawals ......          (5,164)         (51,712)         (27,986)
   Contract fees .........................................................              --             (135)            (110)
   Transfers - other .....................................................            (216)            (944)            (219)
                                                                             -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ....................       1,231,968        3,124,174        1,301,230
                                                                             -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period .              --           (2,075)              --
                                                                             -------------    -------------    -------------
Total Increase/(Decrease) in Net Assets ..................................       1,289,179        3,106,460        1,544,946
   Net Assets at December 31, 2002 .......................................              --          709,854          227,499
                                                                             -------------    -------------    -------------
   Net Assets at December 31, 2003 .......................................   $   1,289,179    $   3,816,314    $   1,772,445
                                                                             =============    =============    =============

See notes to financial statements.


                                   B-34 & B-35

--------------------------------------------------------------------------------
THE GUARDIAN SEPARATE ACCOUNT Q
NOTES TO FINANCIAL STATEMENTS (December 31, 2003)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Separate Account Q (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on March 14, 2002 and commenced operations on July 22, 2002. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, as selected by the contractowner. The contractowner may transfer his or her contract value among the forty-five investment options within the Account. However, a contractowner may only invest in up to twenty investment divisions at any time. Contractowners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider and elect a Living Benefit Rider and/or Earnings Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract.

      The forty-five investment options of the Account correspond to the following underlying mutual funds and class of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

The Guardian Stock Fund (GSF)
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
The Guardian VC Low Duration Bond Fund
The Guardian UBS VC Large Cap Value Fund
The Guardian UBS VC Small Cap Value Fund
The Guardian Bond Fund, Inc. (GBF)
The Guardian Cash Fund, Inc. (GCF)
Gabelli Capital Asset Fund
Baillie Gifford International Fund (BGIF)
Baillie Gifford Emerging Markets Fund (BGEMF)
The Guardian Small Cap Stock Fund (GSCSF)
Value Line Centurion Fund
Value Line Strategic Asset Management Trust
AIM V.I. Aggressive Growth Fund Series II
AIM V.I. Basic Value Fund Series II
AIM V.I. Government Securities Fund Series II
AIM V.I. Growth Fund Series II
AIM V.I. Mid Cap Core Equity Fund Series II
AIM V.I. Premier Equity Fund Series II
Alger American Leveraged Allcap Portfolio Class S
AllianceBernstein Growth & Income Portfolio Class B
AllianceBernstein Premier Growth Portfolio Class B
AllianceBernstein Technology Portfolio Class B
AllianceBernstein Real Estate Investment Portfolio Class B
AllianceBernstein Value Portfolio Class B
Fidelity VIP Balanced Portfolio Service Class 2
Fidelity VIP Contrafund Portfolio Service Class 2
Fidelity VIP Equity-Income Portfolio Service Class 2
Fidelity VIP Growth Portfolio Service Class 2
Fidelity VIP Investment Grade Bond Portfolio Service Class 2
Fidelity VIP Mid Cap Portfolio Service Class 2
Templeton Growth Securities Fund Class 2
Franklin Rising Dividends Securities Fund Class 2
Franklin Small Cap Value Securities Fund Class 2
MFS Bond Series Service Class
MFS Capital Opportunities Series Service Class
MFS Emerging Growth Series Service Class
MFS Investors Trust Series Service Class
MFS New Discovery Series Service Class
MFS Strategic Income Series Service Class
MFS Total Return Series Service Class
Van Kampen Life Investment Trust Government Portfolio Class II
Van Kampen Life Investment Trust Growth & Income Portfolio Class II

      A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

      The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy's minimum death benefits guarantee) and other policy benefits. Additional assets are held in GIAC's general account to cover the contingency that a policy's guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.


----
B-36                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

      The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The following is a summary of significant accounting policies of the
Account:

Investments

      (a) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

      (b) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains are determined based on the identified cost of securities sold.

      (c)   The cost of investments sold is determined on a first in, first out
            (FIFO) basis.

Individual Mortality Table Used and the Assumed Investment Return

      Net assets allocated to contracts in the payout period are computed according to the 1971, 1983 and 2000 Individual Annuity Mortality Tables. The assumed investment return is 4.0% unless the annuitant elects otherwise, in which case the rate may vary, as regulated by the laws of respective states.

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

Use of Estimates

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Annuity Mortality Fluctuation Fund (AMFF)

      Pursuant to agreement with the New York State Insurance Department, GIAC maintains assets in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such amounts are referred to as the Annuity Mortality Fluctuation Fund (AMFF), and are invested in the GCF subdivision of each separate account. At December 31, 2003, the AMFF balance in the GCF subdivision of Separate Account Q was $108,472.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-37
                                                                            ----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

NOTE 3 -- PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year December 31, 2003 were as follows:

                                                                                    Purchases             Sales
                                                                                    ---------             -----
The Guardian Stock Fund....................................................       $  1,098,052        $   509,159
The Guardian VC 500 Index Fund.............................................          2,500,513            573,699
The Guardian VC Asset Allocation Fund......................................          1,661,745            128,839
The Guardian VC High Yield Bond Fund.......................................          2,137,836            314,764
The Guardian VC Low Duration Bond Fund.....................................          2,285,158          1,637,635
The Guardian UBS VC Large Cap Value Fund...................................            189,264             52,053
The Guardian UBS VC Small Cap Value Fund...................................            336,114             59,540
The Guardian Bond Fund, Inc................................................          7,738,061          2,216,201
The Guardian Cash Fund, Inc. ..............................................         43,829,632         34,754,246
Gabelli Capital Asset Fund.................................................            693,922             67,227
Baillie Gifford International Fund.........................................          1,082,057            349,306
Baillie Gifford Emerging Markets Fund......................................            700,598             80,288
The Guardian Small Cap Stock Fund..........................................          1,482,833            125,745
Value Line Centurion Fund..................................................             11,379                348
Value Line Strategic Asset Management Trust................................          1,044,298             12,394
AIM V.I. Aggressive Growth Fund Series II..................................            260,811             21,530
AIM V.I. Basic Value Fund Series II........................................            761,468            100,789
AIM V.I. Government Securities Fund Series II..............................          3,465,922          1,501,862
AIM V.I. Growth Fund Series II.............................................            585,677             71,206
AIM V.I. Mid Cap Core Equity Fund Series II................................            559,428             42,305
AIM V.I. Premier Equity Fund Series II.....................................            169,747              6,500
Alger American Leveraged Allcap Portfolio Class S..........................            487,524             12,907
AllianceBernstein Growth & Income Portfolio Class B........................          1,575,108            146,628
AllianceBernstein Premier Growth Portfolio Class B.........................            421,958             58,193
AllianceBernstein Technology Portfolio Class B.............................            506,933             76,900
AllianceBernstein Real Estate Investment Portfolio Class B.................            870,543            128,885
AllianceBernstein Value Portfolio Class B..................................            888,775            112,787
Fidelity VIP Balanced Portfolio Service Class 2............................          4,076,524             87,832
Fidelity VIP Contrafund Portfolio Service Class 2..........................          2,725,934            199,122
Fidelity VIP Equity-Income Portfolio Service Class 2.......................          3,106,513            283,976
Fidelity VIP Growth Portfolio Service Class 2..............................            900,904             26,601
Fidelity VIP Investment Grade Bond Portfolio Service Class 2...............          4,060,873            623,803
Fidelity VIP Mid Cap Portfolio Service Class 2.............................          2,344,724            135,886
Templeton Growth Securities Fund Class 2...................................          1,084,889             90,431
Franklin Rising Dividends Securities Class 2...............................          3,735,568            252,773
Franklin Small Cap Value Securities Class 2................................            752,415            130,987
MFS Bond  Series Service Class.............................................          2,767,962            811,049
MFS Capital Opportunities Series Service Class.............................            212,198            201,762
MFS Emerging Growth Series Service Class...................................            689,341             32,005
MFS Investors Trust Series Service Class...................................            532,200            126,348
MFS New Discovery Series Service Class.....................................            403,873             20,869
MFS Strategic Income Series Service Class..................................          1,374,168            391,743
MFS Total Return Series Service Class......................................          1,304,078             72,109
Van Kampen Life Investment Trust Government Portfolio Class II.............          4,717,761          1,574,959
Van Kampen Life Investment Trust Growth & Income Portfolio Class II .......          1,422,655            128,084
                                                                                  ------------        -----------
Total......................................................................       $113,557,936        $48,352,275
                                                                                  ============        ===========

NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS

      GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

      A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC's administrative expenses. These charges are assessed through a redemption of units. For the years ended December 31, 2002 and 2003, contract fees amounted to $0 and $4,853 respectively.


----
B-38                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

Expense Charges

      (1) A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.55% of the average daily net assets applicable to the Account during the first seven contract years. Thereafter, the charge will be based on an annual rate of 1.00%. There are additional charges applicable to each rider option, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

            a) 7 Year Enhanced Death Benefit Rider with an annual rate of .20%;

            b) 7 Year Enhanced Death Benefit Rider and Living Benefit Rider or Earnings Benefit Rider, with an annual rate of .45%;

            c) 7 Year Enhanced Death Benefit, Living Benefit Rider and Earnings Benefit Rider, with an annual rate of .70%;

            d) Contracts with any one, Contract Anniversary Enhanced Death Benefit Rider, Living Benefit Rider or Earnings Benefit Rider, with an annual rate of .25%;

            e) Contracts with any two, Contract Anniversary Enhanced Death Benefit Rider, Living Benefit Rider or Earnings Benefit Rider, with an annual rate of .50%;

            f) Contract Anniversary Enhanced Death Benefit Rider, Living Benefit Rider and Earnings Benefit Rider, with an annual rate of .75%

      (2) A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in the amount equal to .20% on an annual basis.

      (3) A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

      Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

      GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, GBF, GCF, GSCSF, The Guardian VC Low Duration Bond Fund, The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund each have an investment advisory agreement with Guardian Investor Services LLC (GIS), formerly Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. Fees earned by GIS from this agreement range from .25% to .75% of the average daily net assets. GCAF has a management agreement with GIS and earns fees of .40% of the average daily net assets. BGIF and BGEMF each have an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG from this agreement range from .80% to 1.00% of the average daily net assets. GIAC has administrative service fee agreements with AIM Advisors, Inc., Fred Alger Management, Inc., Alliance Capital Management LP, Fidelity Management & Research Company, Franklin Advisory Services, LLC, Massachusetts Financial Services Company, Templeton Global Advisers Limited and Van Kampen Asset Management, Inc., which compensate GIAC for administrative services provided. These fees range from .05% to 1.00% of the average daily net assets.

Sales Charges

      Contingent deferred sales charges are assessed on certain partial or total surrenders. These charges are assessed through a redemption in units and paid to GIAC during the first three contract years for both Single Purchase Payment Contract and Flexible Purchase Payment Contract. Each payment is subject to a contingent deferred sales charge for three years:

                  Numbers of Contract             Contingent Deferred
                    Years Completed             Sales Charge Percentage
                    ---------------             -----------------------
                           0                              4%
                           1                              4%
                           2                              3%
                           3                              2%
                   4 and thereafter                       0%

      For the years ended December 31, 2002 and 2003, contingent deferred sales charges were $57 and $6,422.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-39
                                                                            ----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

NOTE 5 -- CHANGES IN UNITS OUTSTANDING

      The changes in units outstanding for the years ended December 31, 2003 and 2002 were as follows:

                                                              2003                                          2002
                                             ----------------------------------------     ----------------------------------------
                                                              Units     Net Increase/                      Units     Net Increase/
                                             Units Issued   Redeemed     (Decrease)       Units Issued   Redeemed      (Decrease)
                                             ------------   --------    -------------     ------------   --------    -------------
The Guardian Stock Fund                          88,880        28,548       60,332            61,617          106        61,511
The Guardian VC 500 Index Fund                  185,507        11,856      173,651            43,865            6        43,859
The Guardian VC Asset Allocation Fund           142,506         4,638      137,868            25,342          131        25,211
The Guardian VC High Yield Bond Fund            161,180         5,360      155,820            17,457        1,583        15,874
The Guardian VC Low Duration Bond
   Fund                                         244,405       204,600       39,805                --           --            --
The Guardian UBS VC Large Cap Value
   Fund                                          14,448         2,921       11,527                --           --            --
The Guardian UBS VC Small Cap Value
   Fund                                          23,425           937       22,488                --           --            --
The Guardian Bond Fund, Inc.                    687,141       200,737      486,404            89,527        1,816        87,711
The Guardian Cash Fund, Inc.                  5,096,405     4,205,213      891,192           325,355      134,535       190,820
Gabelli Capital Asset Fund                       54,140           124       54,016
Baillie Gifford International Fund               92,397        20,977       71,420            36,507        1,710        34,797
Baillie Gifford Emerging Markets Fund            55,952           874       55,078             8,518        1,854         6,664
The Guardian Small Cap Stock Fund               115,971         3,117      112,854            24,955        1,680        23,275
Value Line Centurion Fund                         1,050            31        1,019                --           --            --
Value Line Strategic Asset Management
   Trust                                         97,257         2,691       94,566                --           --            --
AIM V.I. Aggressive Growth Fund
   Series II                                     23,666           423       23,243             2,019           --         2,019
AIM V.I. Basic Value Fund Series II              66,500         2,212       64,288            12,753          380        12,373
AIM V.I. Government Securities Fund
   Series II                                    314,257       127,284      186,973            68,092        4,582        63,510
AIM V.I. Growth Fund Series II                   51,125         2,905       48,220             4,308           --         4,308
AIM V.I. Mid Cap Core Equity Fund
   Series II                                     47,518         1,343       46,175             4,352           14         4,338
AIM V.I. Premier Equity Fund Series II           17,089           906       16,183             7,309           --         7,309
Alger American Leveraged Allcap
   Portfolio Class S                             45,498         1,841       43,657             2,794           --         2,794
AllianceBernstein Growth & Income
   Portfolio Class B                            140,598         5,451      135,147            21,015          595        20,420
AllianceBernstein Premier Growth
   Portfolio Class B                             38,844         2,509       36,335            17,625           52        17,573
AllianceBernstein Technology Portfolio
   Class B                                       43,692         3,753       39,939             8,465           50         8,415
AllianceBernstein Real Estate Investment
   Portfolio Class B                             65,935         6,112       59,823            17,475            2        17,473
AllianceBernstein Value Portfolio Class B        77,392         2,717       74,675            14,305           --        14,305


----
B-40                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                              2003                                          2002
                                             ----------------------------------------     ----------------------------------------
                                                              Units     Net Increase/                      Units     Net Increase/
                                             Units Issued   Redeemed     (Decrease)       Units Issued   Redeemed      (Decrease)
                                             ------------   --------    -------------     ------------   --------    -------------
Fidelity VIP Balanced Portfolio Service
   Class 2                                      372,484      11,730        360,754            23,142        5,279        17,863
Fidelity VIP Contrafund Portfolio Service
   Class 2                                      236,875       6,223        230,652            35,173           --        35,173
Fidelity VIP Equity--Income Portfolio
   Service Class 2                              274,441       8,089        266,352            34,349        1,824        32,525
Fidelity VIP Growth Portfolio Service
   Class 2                                       80,685         959         79,726            10,132           --        10,132
Fidelity VIP Investment Grade Bond
   Portfolio Service Class 2                    369,768      49,729        320,039            64,838        1,639        63,199
Fidelity VIP Mid Cap Portfolio Service
   Class 2                                      189,062       2,955        186,107            17,660            6        17,654
Templeton Growth Securities Fund
   Class 2                                      100,960         790        100,170            21,172           --        21,172
Franklin Rising Dividends Securities
   Fund Class 2                                 325,453      10,421        315,032            32,462            3        32,459
Franklin Small Cap Value Securities
   Fund Class 2                                  62,423       2,666         59,757            20,406           --        20,406
MFS Bond  Series Service Class                  210,647      36,670        173,977            39,794          308        39,486
MFS Capital Opportunities Series
   Service Class                                 17,559      15,801          1,758            14,966           --        14,966
MFS Emerging Growth Series
   Service Class                                 61,695       1,370         60,325             2,929           --         2,929
MFS Investors Trust Series Service Class         49,205       8,735         40,470            19,776          237        19,539
MFS New Discovery Series Service Class           35,541         283         35,258             2,422           --         2,422
MFS Strategic Income Series
   Service Class                                112,660      22,628         90,032            12,257           --        12,257
MFS Total Return Series Service Class           117,196       2,223        114,973                --           --            --
Van Kampen Life Investment Trust
   Government Portfolio Class II                425,076     124,258        300,818            68,779           22        68,757
Van Kampen Life Investment Trust
   Growth & Income Portfolio Class II           128,092       3,295        124,797            23,933           20        23,913


                                                                            ----
FINANCIAL STATEMENTS                                                        B-41
                                                                            ----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

NOTE 6 -- UNIT VALUES

      The following represent amounts for year ending December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholders' accounts through redemption of units.

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
REGULAR CONTRACT

The Guardian Stock Fund(1)
            2003                                          49,162     $11.58     $  569,324     1.75%        0.97%       19.33%
            2002                                          43,953       9.71        426,569     1.75%        0.00%       -2.90%
The Guardian VC 500 Index Fund(1)
            2003                                         108,564     $12.07     $1,309,916     1.75%        1.96%       26.01%
            2002                                          29,136       9.58        278,987     1.75%       13.17%       -4.20%
The Guardian VC Asset Allocation Fund(1)
            2003                                          78,519     $11.95     $  938,412     1.75%        3.95%       25.47%
            2002                                          12,211       9.53        116,314     1.75%        0.00%       -4.70%
The Guardian VC High Yield Bond Fund(1)
            2003                                         131,501     $11.79     $1,550,167     1.75%        9.05%       15.89%
            2002                                           7,393      10.17         75,207     1.75%       23.76%        1.70%
The Guardian VC Low Duration Bond Fund(7)
            2003                                          18,600     $10.06     $  187,100     1.75%        1.34%        0.59%
            2002                                              --         --             --       --           --           --
The Guardian UBS VC Large Cap Value Fund(5)
            2003                                           4,616     $13.00     $   59,997     1.75%        1.93%       29.98%
            2002                                              --         --             --       --           --           --
The Guardian UBS VC Small Cap Value Fund(5)
            2003                                          15,431     $13.32     $  205,612     1.75%        0.58%       33.25%
            2002                                              --         --             --       --           --           --
The Guardian Bond Fund, Inc.(1)
            2003                                         336,041     $10.71     $3,598,517     1.75%        5.01%        2.91%
            2002                                          40,778      10.41        424,341     1.75%        9.74%        4.10%
The Guardian Cash Fund, Inc.(1)
            2003                                         757,705     $ 9.86     $7,473,481     1.75%        0.58%       -1.10%
            2002                                          74,632       9.97        744,282     1.75%        1.00%       -0.30%
Gabelli Capital Asset Fund(6)
            2003                                          33,674     $12.71     $  427,899     1.75%        0.35%       27.07%
            2002                                              --         --             --       --           --           --
Baillie Gifford International Fund(1)
            2003                                          54,005     $11.59     $  625,721     1.75%        1.95%       27.76%
            2002                                          22,098       9.07        200,404     1.75%        0.00%       -9.30%
Baillie Gifford Emerging Markets Fund(1)
            2003                                          36,290     $12.94     $  469,432     1.75%        1.19%       51.23%
            2002                                           4,475       8.55         38,276     1.75%        1.74%      -14.50%
The Guardian Small Cap Stock Fund(1)
            2003                                          83,363     $13.63     $1,136,112     1.75%        0.00%       40.94%
            2002                                          12,740       9.67        123,188     1.75%        0.00%       -3.30%
Value Line Centurion Fund(6)
            2003                                             758     $11.43     $    8,661     1.75%        0.00%       14.30%
            2002                                              --         --             --       --           --           --
Value Line Strategic Asset Management Trust(6)
            2003                                          66,028     $11.14     $  735,714     1.75%        0.10%       11.42%
            2002                                              --         --             --       --           --           --


----
B-42                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
REGULAR CONTRACT

AIM V.I. Aggressive Growth Fund Series II(1)
            2003                                          18,677     $11.71     $  218,710     1.75%       0.00%        24.14%
            2002                                           1,952       9.43         18,415     1.75%       0.00%        -5.70%
AIM V.I. Basic Value Fund Series II(1)
            2003                                          52,030     $12.05     $  627,038     1.75%       0.00%        30.96%
            2002                                          11,581       9.20        106,568     1.75%       0.01%        -8.00%
AIM V.I. Government Securities Fund Series II(1)
            2003                                         134,333     $10.30     $1,383,455     1.75%       3.11%        -0.84%
            2002                                          32,510      10.39        337,635     1.75%       9.14%         3.90%
AIM V.I. Growth Fund Series II(1)
            2003                                          26,977     $11.88     $  320,489     1.75%       0.00%        28.59%
            2002                                           1,073       9.24          9,910     1.75%       0.00%        -7.60%
AIM V.I. Mid Cap Core Equity Fund Series II(1)
            2003                                          28,638     $12.19     $  349,096     1.75%       0.00%        24.84%
            2002                                           3,554       9.77         34,708     1.75%       0.00%        -2.30%
AIM V.I. Premier Equity Fund Series II(1)
            2003                                          12,427     $11.36     $  141,138     1.75%       0.28%        22.65%
            2002                                           4,843       9.26         44,848     1.75%       1.46%        -7.40%
Alger American Leveraged Allcap Portfolio Class S(1)
            2003                                          27,601     $11.57     $  319,352     1.75%       0.00%        31.89%
            2002                                             868       8.77          7,612     1.75%       0.00%       -12.30%
AllianceBernstein Growth & Income Portfolio
  Class B(1)
            2003                                          51,692     $12.19     $  629,985     1.75%       0.63%        29.88%
            2002                                           2,206       9.39         20,705     1.75%       0.00%        -6.10%
AllianceBernstein Premier Growth Portfolio
  Class B(1)
            2003                                          22,952     $11.12     $  255,137     1.75%       0.00%        21.21%
            2002                                           8,231       9.17         75,485     1.75%       0.00%        -8.30%
AllianceBernstein Technology Portfolio Class B(1)
            2003                                          27,964     $11.88     $  332,257     1.75%       0.00%        41.28%
            2002                                           4,490       8.41         37,762     1.75%       0.00%       -15.90%
AllianceBernstein Real Estate Investment Portfolio
  Class B(1)
            2003                                          46,606     $13.41     $  624,917     1.75%       1.66%        36.60%
            2002                                           4,505       9.82         44,219     1.75%       0.00%        -1.80%
AllianceBernstein Value Portfolio Class B(1)
            2003                                          21,333     $12.25     $  261,396     1.75%       0.52%        26.22%
            2002                                           4,308       9.71         41,818     1.75%       0.00%        -2.90%
Fidelity VIP Balanced Portfolio Service Class 2(1)
            2003                                         225,877     $11.68     $2,639,322     1.75%       0.37%        15.36%
            2002                                           6,956      10.13         70,460     1.75%       0.00%         1.30%
Fidelity VIP Contrafund Portfolio Service Class 2(1)
            2003                                         124,562     $12.33     $1,535,667     1.75%       0.10%        25.96%
            2002                                           9,543       9.79         93,408     1.75%       0.00%        -2.10%
Fidelity VIP Equity-Income Portfolio Service
  Class 2(1)
            2003                                         165,514     $12.15     $2,010,265     1.75%       0.47%        27.76%
            2002                                          20,027       9.51        190,387     1.75%       0.00%        -4.90%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-43
                                                                            ----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
REGULAR CONTRACT

Fidelity VIP Growth Portfolio Service Class 2(1)
            2003                                          53,639     $12.07     $  647,383     1.75%       0.03%        30.23%
            2002                                           6,089       9.27         56,432     1.75%       0.00%        -7.30%
Fidelity VIP Investment Grade Bond Portfolio
  Service Class 2(1)
            2003                                         146,457     $10.84     $1,587,949     1.75%       1.38%         3.11%
            2002                                          23,916      10.52        251,482     1.75%       0.00%         5.20%
Fidelity VIP Mid Cap Portfolio Service Class 2(1)
            2003                                         113,017     $13.37     $1,510,564     1.75%       0.07%        35.84%
            2002                                           6,789       9.84         66,803     1.75%       0.00%        -1.60%
Templeton Growth Securities Fund Class 2(1)
            2003                                          59,504     $11.42     $  679,355     1.75%       1.01%        29.83%
            2002                                          13,459       8.79        118,354     1.75%       0.00%       -12.10%
Franklin Rising Dividends Securities Fund Class 2(1)
            2003                                         186,926     $12.03     $2,247,831     1.75%       0.64%        22.41%
            2002                                          26,594       9.82        261,250     1.75%       0.00%        -1.80%
Franklin Small Cap Value Securities Fund Class 2(1)
            2003                                          38,384     $12.22     $  468,874     1.75%       0.15%        29.82%
            2002                                           8,698       9.41         81,844     1.75%       0.00%        -5.90%
MFS Bond  Series Service Class(1)
            2003                                          87,622     $11.33     $  992,454     1.75%       2.95%         7.26%
            2002                                           8,869      10.56         93,685     1.75%       0.00%         5.60%
MFS Capital Opportunities Series Service Class(1)
            2003                                          11,734     $11.71     $  137,380     1.75%       0.00%        24.89%
            2002                                          11,522       9.37        108,017     1.75%       0.00%        -6.30%
MFS Emerging Growth Series Service Class(1)
            2003                                          55,294     $11.93     $  659,566     1.75%       0.00%        27.66%
            2002                                           2,176       9.34         20,327     1.75%       0.00%        -6.60%
MFS Investors Trust Series Service Class(1)
            2003                                          27,245     $11.49     $  312,994     1.75%       0.31%        19.71%
            2002                                          14,557       9.60        139,697     1.75%       0.00%        -4.00%
MFS New Discovery Series Service Class(1)
            2003                                          18,599     $12.45     $  231,583     1.75%       0.00%        31.10%
            2002                                             472       9.51          4,488     1.75%       0.00%        -4.90%
MFS Strategic Income Series Service Class(1)
            2003                                          61,520     $11.30     $  695,345     1.75%       3.12%         8.17
            2002                                           6,260      10.45         65,409     1.75%       0.00%         4.50%
MFS Total Return Series Service Class(6)
            2003                                         104,386     $11.22     $1,170,699     1.75%       0.00%        12.15%
            2002                                              --         --             --       --          --            --
Van Kampen Life Investment Trust Government
  Portfolio Class II(1)
            2003                                         244,277     $10.30     $2,515,891     1.75%       2.00%        -0.29%
            2002                                          42,307      10.33        436,986     1.75%       0.00%         3.30%
Van Kampen Life Investment Trust Growth &
  Income Portfolio Class II(1)
            2003                                          72,132     $11.95     $  861,646     1.75%       0.32%        25.45%
            2002                                           9,810       9.52         93,417     1.75%       0.00%        -4.80%


----
B-44                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
7 YEAR ENHANCED DEATH BENEFIT
   RIDER (EDBR)

The Guardian Stock Fund(1)
            2003                                           4,393     $11.55     $ 50,727       1.95%        0.97%       19.09%
            2002                                             141       9.70        1,368       1.95%        0.00%       -3.00%
The Guardian VC 500 Index Fund(1)
            2003                                          15,302     $12.03     $184,086       1.95%        1.96%       25.76%
            2002                                           2,978       9.57       28,485       1.95%       13.17%       -4.30%
The Guardian VC Asset Allocation Fund(1)(4)
            2003                                              --         --           --         --           --           --
            2002                                              --         --           --         --           --           --
The Guardian VC High Yield Bond Fund(1)
            2003                                           1,464     $11.75     $ 17,204       1.95%        9.05%       15.66%
            2002                                              --         --           --         --           --           --
The Guardian VC Low Duration Bond Fund(4)(7)
            2003                                              --         --           --         --           --           --
            2002                                              --         --           --         --           --           --
The Guardian UBS VC Large Cap Value Fund(4)(5)
            2003                                              --         --           --         --           --           --
            2002                                              --         --           --         --           --           --
The Guardian UBS VC Small Cap Value Fund(4)(5)
            2003                                              --         --           --         --           --           --
            2002                                              --         --           --         --           --           --
The Guardian Bond Fund, Inc.(1)
            2003                                          17,660     $10.68     $188,565       1.95%        5.01%        2.70%
            2002                                             140      10.36        1,450       1.95%        9.74%        3.60%
The Guardian Cash Fund, Inc.(1)
            2003                                          39,910     $ 9.83     $392,497       1.95%        0.58%       -1.29%
            2002                                          37,952       9.96      378,136       1.95%        1.00%       -0.40%
Gabelli Capital Asset Fund(6)
            2003                                           3,216     $12.69     $ 40,815       1.95%        0.35%       26.90%
            2002                                              --      --              --         --           --           --
Baillie Gifford International Fund(1)
            2003                                           6,467     $11.55     $ 74,716       1.95%        1.95%       27.50%
            2002                                             209       9.05        1,893       1.95%        0.00%       -9.50%
Baillie Gifford Emerging Markets Fund(1)
            2003                                           3,046     $12.90     $ 39,283       1.95%        1.19%       50.93%
            2002                                              --         --           --         --           --           --
The Guardian Small Cap Stock Fund(1)
            2003                                           4,132     $13.59     $ 56,151       1.95%        0.00%       40.66%
            2002                                           2,465       9.65       23,813       1.95%        0.00%       -0.10%
Value Line Centurion Fund(4)(6)
            2003                                              --         --           --         --           --           --
            2002                                              --         --           --         --           --           --
Value Line Strategic Asset Management Trust(6)
            2003                                              87     $11.13     $    971       1.95%        0.10%       11.28%
            2002                                              --         --           --         --           --           --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-45
                                                                            ----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
7 YEAR ENHANCED DEATH BENEFIT
   RIDER (EDBR)

AIM V.I. Aggressive Growth Fund Series II(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
AIM V.I. Basic Value Fund Series II(1)
            2003                                          1,893      $12.02     $ 22,748       1.95%       0.00%        30.70%
            2002                                            153        9.16        1,402       1.95%       0.01%        -8.40%
AIM V.I. Government Securities Fund Series II(1)
            2003                                          3,389      $10.27     $ 34,801       1.95%       3.11%        -1.03%
            2002                                            417       10.38        4,328       1.95%       9.14%         3.80%
AIM V.I. Growth Fund Series II(1)
            2003                                            237      $11.85     $  2,805       1.95%       0.00%        28.34%
            2002                                             --      --               --         --          --            --
AIM V.I. Mid Cap Core Equity Fund Series II(1)
            2003                                          1,125      $12.15     $ 13,679       1.95%       0.00%        24.59%
            2002                                             --          --           --         --          --            --
AIM V.I. Premier Equity Fund Series II(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
Alger American Leveraged Allcap Portfolio Class S(1)
            2003                                          4,296      $11.54     $ 49,564       1.95%       0.00%        31.62%
            2002                                          1,217        8.77       10,668       1.95%       0.00%       -12.30%
AllianceBernstein Growth & Income Portfolio
  Class B(1)
            2003                                          9,090      $12.15     $110,459       1.95%       0.63%        29.62%
            2002                                            542        9.37        5,080       1.95%       0.00%        -6.30%
AllianceBernstein Premier Growth Portfolio Class B(1)
            2003                                          2,583      $11.09     $ 28,633       1.95%       0.00%        21.04%
            2002                                             --          --           --         --          --            --
AllianceBernstein Technology Portfolio Class B(1)
            2003                                          1,491      $11.85     $ 17,661       1.95%       0.00%        41.00%
            2002                                             --          --           --         --          --            --
AllianceBernstein Real Estate Investment Portfolio
  Class B(1)
            2003                                            775      $13.36     $ 10,357       1.95%       1.66%        36.23%
            2002                                             --          --           --         --          --            --
AllianceBernstein Value Portfolio Class B(1)
            2003                                          7,149      $12.22     $ 87,336       1.95%       0.52%        25.96%
            2002                                          2,032        9.70       19,704       1.95%       0.00%        -3.00%
Fidelity VIP Balanced Portfolio Service Class 2(1)
            2003                                          1,637      $11.65     $ 19,072       1.95%       0.37%        15.13%
            2002                                             --          --           --         --          --            --
Fidelity VIP Contrafund Portfolio Service Class 2(1)
            2003                                         11,870      $12.29     $145,916       1.95%       0.10%        25.71%
            2002                                          2,575        9.78       25,177       1.95%       0.00%        -2.20%
Fidelity VIP Equity-Income Portfolio Service Class 2(1)
            2003                                         10,368      $12.11     $125,561       1.95%       0.47%        27.50%
            2002                                            540        9.51        5,133       1.95%       0.00%        -4.90%
Fidelity VIP Growth Portfolio Service Class 2(1)
            2003                                          5,390      $12.03     $ 64,857       1.95%       0.03%        29.97%
            2002                                             --          --           --         --          --            --


----
B-46                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
7 YEAR ENHANCED DEATH BENEFIT
   RIDER (EDBR)

Fidelity VIP Investment Grade Bond Portfolio
  Service Class 2(1)
            2003                                         17,422      $10.81     $188,340       1.95%       1.38%          2.90%
            2002                                          3,085       10.50       32,407       1.95%       0.00%          5.00%
Fidelity VIP Mid Cap Portfolio Service Class 2(1)
            2003                                          8,149      $13.33     $108,597       1.95%       0.07%         35.57%
            2002                                          2,452        9.83       24,100       1.95%       0.00%         -1.70%
Templeton Growth Securities Fund Class 2(1)
            2003                                          5,016      $11.38     $ 57,099       1.95%       1.01%         29.57%
            2002                                             --          --           --         --          --             --
Franklin Rising Dividends Securities Fund Class 2(1)
            2003                                          3,823      $11.99     $ 45,842       1.95%       0.64%         22.17%
            2002                                          1,118        9.81       10,971       1.95%       0.00%         -1.90%
Franklin Small Cap Value Securities Fund Class 2(1)
            2003                                          5,592      $12.18     $ 68,110       1.95%       0.15%         29.56%
            2002                                            793        9.40        7,451       1.95%       0.00%         -6.00%
MFS Bond  Series Service Class(1)
            2003                                          4,495      $11.29     $ 50,759       1.95%       2.95%          7.02%
            2002                                             --          --           --         --          --             --
MFS Capital Opportunities Series Service Class(1)(4)
            2003                                             --          --           --         --          --             --
            2002                                             --          --           --         --          --             --
MFS Emerging Growth Series Service Class(1)
            2003                                             72      $11.89     $    850       1.95%       0.00%         27.41%
            2002                                            753        9.33        7,027       1.95%       0.00%         -6.70%
MFS Investors Trust Series Service Class(1)
            2003                                          1,772      $11.45     $ 20,294       1.95%       0.31%         19.47%
            2002                                          2,230        9.59       21,376       1.95%       0.00%         -4.10%
MFS New Discovery Series Service Class(1)
            2003                                          6,231      $12.42     $ 77,361       1.95%       0.00%         30.84%
            2002                                             --          --           --         --          --             --
MFS Strategic Income Series Service Class(1)
            2003                                          1,942      $11.27     $ 21,891       1.95%       3.12%          7.96%
            2002                                            139       10.45        1,454       1.95%       0.00%          4.50%
MFS Total Return Series Service Class(6)
            2003                                             45      $11.20     $    504       1.95%       0.00%         12.00%
            2002                                             --          --           --         --          --             --
Van Kampen Life Investment Trust Government
     Portfolio Class II(1)
            2003                                          5,423      $10.27     $ 55,694       1.95%       2.00%         -0.49%
            2002                                            507       10.32        5,232       1.95%       0.00%          3.20%
Van Kampen Life Investment Trust Growth & Income
  Portfolio Class II (1)
            2003                                          7,694      $11.91     $ 91,635       1.95%       0.32%         25.20%
            2002                                            887        9.52        8,442       1.95%       0.00%         -4.80%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-47
                                                                            ----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
7 YEAR EDBR AND
   LIVING BENEFIT RIDER (LBR) OR
   EARNINGS BENEFIT RIDER (EBR)

The Guardian Stock Fund(1)
            2003                                          2,240      $11.50     $ 25,771       2.20%       0.97%        18.79%
            2002                                             --          --           --         --          --            --
The Guardian VC 500 Index Fund(1)
            2003                                         14,626      $11.99     $175,314       2.20%       1.96%        25.44%
            2002                                             --          --           --         --          --            --
The Guardian VC Asset Allocation Fund(1)
            2003                                         43,697      $11.87     $518,812       2.20%       3.95%        24.91%
            2002                                             --          --           --         --          --            --
The Guardian VC High Yield Bond Fund(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
The Guardian VC Low Duration Bond Fund(7)
            2003                                         15,360      $10.04     $154,280       2.20%       1.34%         0.44%
            2002                                             --          --           --         --          --            --
The Guardian UBS VC Large Cap Value Fund(4)(5)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
The Guardian UBS VC Small Cap Value Fund(4)(5)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
The Guardian Bond Fund, Inc.(1)
            2003                                          1,154      $10.64     $ 12,279       2.20%       5.01%         2.44%
            2002                                             --       --              --         --          --            --
The Guardian Cash Fund, Inc.(1)
            2003                                          5,619      $ 9.80     $ 55,059       2.20%       0.58%        -1.54%
            2002                                             --          --           --         --          --            --
Gabelli Capital Asset Fund(6)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
(Baillie Gifford International Fund(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
Baillie Gifford Emerging Markets Fund(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
The Guardian Small Cap Stock Fund(1)
            2003                                          7,786      $13.54     $105,415       2.20%       0.00%        40.31%
            2002                                             --          --           --         --          --            --
Value Line Centurion Fund(4)(6)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
Value Line Strategic Asset Management Trust(6)
            2003                                         14,074      $11.11     $156,347       2.20%       0.10%        11.09%
            2002                                             --          --           --         --          --            --
AIM V.I. Aggressive Growth Fund Series II(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
AIM V.I. Basic Value Fund Series II(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --


----
B-48                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
7 YEAR EDBR AND
   LIVING BENEFIT RIDER (LBR) OR
   EARNINGS BENEFIT RIDER (EBR)

AIM V.I. Government Securities Fund Series II(1)
            2003                                         12,856      $10.23     $131,533       2.20%       3.11%        -1.28%
            2002                                             --          --           --         --          --            --
AIM V.I. Growth Fund Series II(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
AIM V.I. Mid Cap Core Equity Fund Series II(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
AIM V.I. Premier Equity Fund Series II(1)
            2003                                          1,190      $11.28     $ 13,430       2.20%       0.28%        22.10%
            2002                                             --          --           --         --          --            --
Alger American Leveraged Allcap Portfolio Class S(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
AllianceBernstein Growth & Income Portfolio
  Class B(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
AllianceBernstein Premier Growth Portfolio
  Class B(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
AllianceBernstein Technology Portfolio Class B(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
AllianceBernstein Real Estate Investment Portfolio
  Class B(1)
            2003                                            268      $13.34     $  3,576       2.20%       1.66%        36.12%
            2002                                             --          --           --         --          --            --
AllianceBernstein Value Portfolio Class B(1)
            2003                                            902      $12.17     $ 10,977       2.20%       0.52%        25.65%
            2002                                             --          --           --         --          --            --
Fidelity VIP Balanced Portfolio Service Class 2(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
Fidelity VIP Contrafund Portfolio Service Class 2(1)
            2003                                          9,470      $12.25     $115,985       2.20%       0.10%        25.39%
            2002                                             --          --           --         --          --            --
Fidelity VIP Equity-Income Portfolio Service
  Class 2(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
Fidelity VIP Growth Portfolio Service Class 2(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
Fidelity VIP Investment Grade Bond Portfolio
  Service Class 2(1)
            2003                                         39,631      $10.77     $426,877       2.20%       1.38%         2.65%
            2002                                             --          --           --         --          --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-49
                                                                            ----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
7 YEAR EDBR AND
   LIVING BENEFIT RIDER (LBR) OR
   EARNINGS BENEFIT RIDER (EBR)

Fidelity VIP Mid Cap Portfolio Service Class 2(1)
            2003                                          7,035      $13.28     $   93,414     2.20%       0.07%        35.23%
            2002                                             --          --             --       --          --            --
Templeton Growth Securities Fund Class 2(1)(4)
            2003                                             --          --             --       --          --            --
            2002                                             --          --             --       --          --            --
Franklin Rising Dividends Securities Fund Class 2(1)
            2003                                          4,280      $11.95     $   51,126     2.20%       0.64%        21.86%
            2002                                             --          --             --       --          --            --
Franklin Small Cap Value Securities Fund Class 2(1)(4)
            2003                                             --          --             --       --          --            --
            2002                                             --          --             --       --          --            --
MFS Bond  Series Service Class(1)
            2003                                          8,969      $11.25     $  100,915     2.20%       2.95%         6.75%
            2002                                             --          --             --       --          --            --
MFS Capital Opportunities Series Service Class(1)(4)
            2003                                             --          --             --       --          --            --
            2002                                             --          --             --       --          --            --
MFS Emerging Growth Series Service Class(1)(4)
            2003                                             --          --             --       --          --            --
            2002                                             --          --             --       --          --            --
MFS Investors Trust Series Service Class(1)
            2003                                          1,177      $11.41     $   13,437     2.20%       0.31%        19.17%
            2002                                             --          --             --       --          --            --
MFS New Discovery Series Service Class(1)
            2003                                            542      $12.37     $    6,708     2.20%       0.00%        30.51%
            2002                                             --          --             --       --          --            --
MFS Strategic Income Series Service Class(1)(4)
            2003                                             --          --             --       --          --            --
            2002                                             --          --             --       --          --            --
MFS Total Return Series Service Class(4)(6)
            2003                                             --          --             --       --          --            --
            2002                                             --          --             --       --          --            --
Van Kampen Life Investment Trust Government
  Portfolio Class II(1)
            2003                                         24,711      $10.23     $  252,832     2.20%       2.00%        -0.73%
            2002                                             --          --             --       --          --            --
Van Kampen Life Investment Trust Growth & Income
  Portfolio Class II (1)(4)
            2003                                             --          --             --       --          --            --
            2002                                             --          --             --       --          --            --


----
B-50                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
7 YEAR EDBR, LBR AND EBR

The Guardian Stock Fund(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
The Guardian VC 500 Index Fund(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
The Guardian VC Asset Allocation Fund(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
The Guardian VC High Yield Bond Fund(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
The Guardian VC Low Duration Bond Fund(4)(7)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
The Guardian UBS VC Large Cap Value Fund(5)
            2003                                           934       $12.92     $12,060        2.45%       1.93%        29.15%
            2002                                            --           --          --          --          --            --
The Guardian UBS VC Small Cap Value Fund(5)
            2003                                           880       $13.24     $11,657        2.45%       0.58%        32.40%
            2002                                            --           --          --          --          --            --
The Guardian Bond Fund, Inc.(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
The Guardian Cash Fund, Inc.(1)
            2003                                         1,159       $ 9.76     $11,319        2.45%       0.58%        -1.79%
            2002                                            --           --          --          --          --            --
Gabelli Capital Asset Fund(4)(6)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
Baillie Gifford International Fund(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
Baillie Gifford Emerging Markets Fund(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
The Guardian Small Cap Stock Fund(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
Value Line Centurion Fund(4)(6)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
Value Line Strategic Asset Management Trust(4)(6)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
AIM V.I. Aggressive Growth Fund Series II(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
AIM V.I. Basic Value Fund Series II(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-51
                                                                            ----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
7 YEAR EDBR, LBR AND EBR

AIM V.I. Government Securities Fund Series II(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
AIM V.I. Growth Fund Series II(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
AIM V.I. Mid Cap Core Equity Fund Series II(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
AIM V.I. Premier Equity Fund Series II(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
Alger American Leveraged Allcap Portfolio Class S(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
AllianceBernstein Growth & Income Portfolio
  Class B(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
AllianceBernstein Premier Growth Portfolio
  Class B(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
AllianceBernstein Technology Portfolio Class B(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
AllianceBernstein Real Estate Investment Portfolio
  Class B(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
AllianceBernstein Value Portfolio Class B(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
Fidelity VIP Balanced Portfolio Service Class 2(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
Fidelity VIP Contrafund Portfolio Service Class 2(1)
            2003                                         2,037       $12.20     $24,860        2.45%       0.10%        25.08%
            2002                                            --           --          --          --          --            --
Fidelity VIP Equity-Income Portfolio Service
  Class 2(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
Fidelity VIP Growth Portfolio Service Class 2(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
Fidelity VIP Investment Grade Bond Portfolio
  Service Class 2(1)
            2003                                         2,134       $10.73     $22,907        2.45%       1.38%         2.39%
            2002                                            --           --          --          --          --            --
Fidelity VIP Mid Cap Portfolio Service Class 2(1)
            2003                                           937       $13.23     $12,394        2.45%       0.07%        34.89%
            2002                                            --           --          --          --          --            --


----
B-52                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
7 YEAR EDBR, LBR AND EBR

Templeton Growth Securities Fund Class 2(1)(4)
            2003                                            --           --          --          --          --           --
            2002                                            --           --          --          --          --           --
Franklin Rising Dividends Securities Fund Class 2(1)(4)
            2003                                            --           --          --          --          --           --
            2002                                            --           --          --          --          --           --
Franklin Small Cap Value Securities Fund Class 2(1)(4)
            2003                                            --           --          --          --          --           --
            2002                                            --           --          --          --          --           --
MFS Bond  Series Service Class(1)
            2003                                         2,053       $11.21     $23,016        2.45%       2.95%        6.48%
            2002                                            --           --          --          --          --           --
MFS Capital Opportunities Series Service Class(1)(4)
            2003                                            --           --          --          --          --           --
            2002                                            --           --          --          --          --           --
MFS Emerging Growth Series Service Class(1)(4)
            2003                                            --           --          --          --          --           --
            2002                                            --           --          --          --          --           --
MFS Investors Trust Series Service Class(1)(4)
            2003                                            --           --          --          --          --           --
            2002                                            --           --          --          --          --           --
MFS New Discovery Series Service Class(1)(4)
            2003                                            --           --          --          --          --           --
            2002                                            --           --          --          --          --           --
MFS Strategic Income Series Service Class(1)(4)
            2003                                            --           --          --          --          --           --
            2002                                            --           --          --          --          --           --
MFS Total Return Series Service Class(4)(6)
            2003                                            --           --          --          --          --           --
            2002                                            --           --          --          --          --           --
Van Kampen Life Investment Trust Government
Portfolio Class II(1)(4)
            2003                                            --           --          --          --          --           --
            2002                                            --           --          --          --          --           --
Van Kampen Life Investment Trust Growth & Income
Portfolio Class II(1)(4)
            2003                                            --           --          --          --          --           --
            2002                                            --           --          --          --          --           --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-53
                                                                            ----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
CONTRACTS WITH ANY ONE RIDER,
   CONTRACT ANNIVERSARY ENHANCED
   DEATH BENEFIT (CAEDB), LBR OR EBR

The Guardian Stock Fund(1)
            2003                                          57,326     $11.54     $  661,444     2.00%        0.97%       19.03%
            2002                                          11,414       9.69        110,642     2.00%        0.00%       -3.10%
The Guardian VC 500 Index Fund(1)
            2003                                          72,250     $12.02     $  868,575     2.00%        1.96%       25.69%
            2002                                          10,671       9.56        102,058     2.00%       13.17%       -4.40%
The Guardian VC Asset Allocation Fund(1)
            2003                                          34,778     $11.91     $  414,124     2.00%        3.95%       25.16%
            2002                                           7,949       9.51         75,631     2.00%        0.00%       -4.90%
The Guardian VC High Yield Bond Fund(1)
            2003                                          34,941     $11.75     $  410,386     2.00%        9.05%       15.60%
            2002                                           7,193      10.16         73,079     2.00%       23.76%        1.60%
The Guardian VC Low Duration Bond Fund (7)
            2003                                           4,557     $10.05     $   45,797     2.00%        1.34%        0.51%
            2002                                              --         --             --       --           --           --
The Guardian UBS VC Large Cap Value(5)
            2003                                           5,977     $12.97     $   77,509     2.00%        1.93%       29.68%
            2002                                              --         --             --       --           --           --
The Guardian UBS VC Small Cap Fund(5)
            2003                                           5,781     $13.29     $   76,861     2.00%        0.58%       32.94%
            2002                                              --         --             --       --           --           --
The Guardian Bond Fund, Inc.(1)
            2003                                         180,872     $10.67     $1,929,809     2.00%        5.01%        2.65%
            2002                                          36,014      10.39        374,341     2.00%        9.74%        3.90%
The Guardian Cash Fund, Inc.(1)
            2003                                         251,714      $9.83     $2,473,658     2.00%        0.58%       -1.34%
            2002                                          65,233       9.96        649,799     2.00%        1.00%       -0.40%
Gabelli Capital Asset Fund(6)
            2003                                          15,922     $12.69     $  201,979     2.00%        0.35%       26.86%
            2002                                              --         --             --       --           --           --
Baillie Gifford International Fund(1)
            2003                                          40,909     $11.54     $  472,257     2.00%        1.95%       27.44%
            2002                                           8,583       9.06         77,748     2.00%        0.00%       -9.40%
(Baillie Gifford Emerging Markets Fund(1)
            2003                                          20,540     $12.89     $  264,734     2.00%        1.19%       50.85%
            2002                                             781       8.54          6,673     2.00%        1.74%      -14.60%
The Guardian Small Cap Stock Fund(1)
            2003                                          36,189     $13.58     $  491,402     2.00%        0.00%       40.59%
            2002                                           6,617       9.66         63,912     2.00%        0.00%       -3.40%
Value Line Centurion Fund(6)
            2003                                             261     $11.41      $   2,982     2.00%        0.00%       14.05%
            2002                                              --         --             --       --           --           --
Value Line Strategic Asset Management Trust(6)
            2003                                          13,197     $11.12     $  146,805     2.00%        0.10%       11.24%
            2002                                              --         --             --       --           --           --
AIM V.I. Aggressive Growth Fund Series II(1)
            2003                                           4,938     $11.67     $   57,616     2.00%        0.00%       23.83%
            2002                                              67       9.40            630     2.00%        0.00%       -6.00%
AIM V.I. Basic Value Fund Series II(1)
            2003                                          18,482     $12.01     $  221,919     2.00%        0.00%       30.64%
            2002                                             574       9.19          5,274     2.00%        0.01%       -8.10%


----
B-54                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
CONTRACTS WITH ANY ONE RIDER,
   CONTRACT ANNIVERSARY ENHANCED
   DEATH BENEFIT (CAEDB), LBR OR EBR

AIM V.I. Government Securities Fund Series II(1)
            2003                                          95,725     $10.26     $  982,241     2.00%       3.11%        -1.08%
            2002                                          30,040      10.37        311,617     2.00%       9.14%         3.70%
AIM V.I. Growth Fund Series II(1)
            2003                                          22,060     $11.84     $  261,113     2.00%       0.00%        28.27%
            2002                                           3,072       9.23         28,344     2.00%       0.00%        -7.70%
AIM V.I. Mid Cap Core Equity Fund Series II(1)
            2003                                          19,518     $12.15     $  237,060     2.00%       0.00%        24.53%
            2002                                             784       9.76          7,649     2.00%       0.00%        -2.40%
AIM V.I. Premier Equity Fund Series II(1)
            2003                                           7,043     $11.32     $   79,695     2.00%       0.28%        22.34%
            2002                                           1,349       9.25         12,476     2.00%       1.46%        -7.50%
Alger American Leveraged Allcap Portfolio Class S(1)
            2003                                          14,554     $11.53     $  167,786     2.00%       0.00%        31.56%
            2002                                             709       8.76          6,213     2.00%       0.00%       -12.40%
AllianceBernstein Growth & Income Portfolio
  Class B(1)
            2003                                          88,314     $12.14     $1,072,370     2.00%       0.63%        29.55%
            2002                                          12,687       9.37        118,911     2.00%       0.00%        -6.30%
AllianceBernstein Premier Growth Portfolio
  Class B(1)
            2003                                          27,011     $11.08     $  299,155     2.00%       0.00%        20.91%
            2002                                           7,145       9.16         65,446     2.00%       0.00%        -8.40%
AllianceBernstein Technology Portfolio Class B(1)
            2003                                          17,465     $11.84     $  206,751     2.00%       0.00%        40.93%
            2002                                           2,051       8.40         17,231     2.00%       0.00%       -16.00%
AllianceBernstein Real Estate Investment Portfolio
  Class B(1)
            2003                                          27,471     $13.36     $  367,003     2.00%       1.66%        36.26%
            2002                                          11,309       9.80        110,880     2.00%       0.00%        -2.00%
AllianceBernstein Value Portfolio Class B(1)
            2003                                          47,571     $12.21     $  580,753     2.00%       0.52%        25.90%
            2002                                           7,228       9.70         70,083     2.00%       0.00%        -3.00%
Fidelity VIP Balanced Portfolio Service Class 2(1)
            2003                                         142,474     $11.64     $1,658,687     2.00%       0.37%        15.07%
            2002                                           5,797      10.12         58,651     2.00%       0.00%         1.20%
Fidelity VIP Contrafund Portfolio Service
  Class 2(1)
            2003                                          95,140     $12.28     $1,168,647     2.00%       0.10%        25.64%
            2002                                          19,210       9.78        187,809     2.00%       0.00%        -2.20%
Fidelity VIP Equity-Income Portfolio Service
  Class 2(1)
            2003                                         109,410     $12.10     $1,323,991     2.00%       0.47%        27.44%
            2002                                           9,479       9.50         90,008     2.00%       0.00%        -5.00%
Fidelity VIP Growth Portfolio Service Class 2(1)
            2003                                          26,200     $12.03     $  315,059     2.00%       0.03%        29.90%
            2002                                           4,043       9.26         37,429     2.00%       0.00%        -7.40%
Fidelity VIP Investment Grade Bond Portfolio
  Service Class 2(1)
            2003                                         137,634     $10.80     $1,486,830     2.00%       1.38%         2.85%
            2002                                          26,621      10.50        279,610     2.00%       0.00%         5.00%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-55
                                                                            ----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
CONTRACTS WITH ANY ONE RIDER,
   CONTRACT ANNIVERSARY ENHANCED
   DEATH BENEFIT (CAEDB), LBR OR EBR

Fidelity VIP Mid Cap Portfolio Service Class 2(1)
            2003                                          70,985     $13.32     $  945,302     2.00%       0.07%        35.50%
            2002                                           7,456       9.83         73,276     2.00%       0.00%        -1.70%
(Templeton Growth Securities Fund Class 2(1)
            2003                                          53,208     $11.38     $  605,257     2.00%       1.01%        29.50%
            2002                                           7,390       8.78         64,915     2.00%       0.00%       -12.20%
Franklin Rising Dividends Securities Fund Class 2(1)
            2003                                         136,714     $11.98     $1,638,009     2.00%       0.64%        22.10%
            2002                                           3,927       9.81         38,530     2.00%       0.00%        -1.90%
Franklin Small Cap Value Securities Fund Class 2(1)
            2003                                          32,330     $12.17     $  393,472     2.00%       0.15%        29.49%
            2002                                           7,793       9.40         73,244     2.00%       0.00%        -6.00%
MFS Bond  Series Service Fund Class(1)
            2003                                          87,116     $11.29     $  983,118     2.00%       2.95%         6.96%
            2002                                          19,244      10.55        203,035     2.00%       0.00%         5.50%
MFS Capital Opportunities Series Service Class(1)
            2003                                           2,413     $11.67     $   28,148     2.00%       0.00%        24.58%
            2002                                           2,941       9.36         27,537     2.00%       0.00%        -6.40%
MFS Emerging Growth Series Service Class(1)
            2003                                           7,805     $11.88     $   92,758     2.00%       0.00%        27.35%
            2002                                              --      --                --       --          --            --
MFS Investors Trust Series Service Class(1)
            2003                                          22,588     $11.45     $  258,539     2.00%       0.31%        19.41%
            2002                                             316       9.58          3,026     2.00%       0.00%        -4.20%
MFS New Discovery Series Service Class(1)
            2003                                          10,194     $12.41     $  126,468     2.00%       0.00%        30.77%
            2002                                           1,562       9.48         14,814     2.00%       0.00%        -5.20%
MFS Strategic Income Series Service Class(1)
            2003                                          37,078     $11.26     $  417,551     2.00%       3.12%         7.90%
            2002                                           5,858      10.44         61,135     2.00%       0.00%         4.40%
MFS Total Return Series Service Class(6)
            2003                                           7,274     $11.20     $   81,442     2.00%       0.00%        11.96%
            2002                                              --         --             --       --          --            --
Van Kampen Life Investment Trust Government
  Portfolio Class II(1)
            2003                                          83,143     $10.26     $  853,181     2.00%       2.00%        -0.54%
            2002                                          24,364      10.32        251,362     2.00%       0.00%         3.20%
Van Kampen Life Investment Trust Growth & Income
  Portfolio Class II (1)
            2003                                          54,502     $11.90     $  648,665     2.00%       0.32%        25.13%
            2002                                           8,265       9.51         78,606     2.00%       0.00%        -4.90%


----
B-56                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
CONTRACTS WITH ANY TWO RIDERS
   CAEDB, LBR OR EBR

The Guardian Stock Fund(1)
            2003                                          8,722      $11.50     $100,264       2.25%        0.97%       18.73%
            2002                                          6,003        9.68       58,129       2.25%        0.00%       -3.20%
The Guardian VC 500 Index Fund(1)
            2003                                          3,822      $11.98     $ 45,779       2.25%        1.96%       25.38%
            2002                                          1,074        9.56       10,264       2.25%       13.17%       -4.40%
The Guardian VC Asset Allocation Fund(1)
            2003                                          6,085      $11.86     $ 72,197       2.25%        3.95%       24.84%
            2002                                          5,051        9.50       48,000       2.25%        0.00%       -5.00%
The Guardian VC High Yield Bond Fund(1)
            2003                                          3,788      $11.70     $ 44,324       2.25%        9.05%       15.31%
            2002                                          1,288       10.18       13,075       2.25%       23.76%        1.80%
The Guardian VC Low Duration Bond Fund(7)
            2003                                          1,288      $10.04     $ 12,938       2.25%        1.34%        0.42%
            2002                                             --          --           --         --           --           --
The Guardian UBS VC Large Cap Value Fund(4)(5)
            2003                                             --          --           --         --           --           --
            2002                                             --          --           --         --           --           --
The Guardian UBS VC Small Cap Value Fund(5)
            2003                                            396      $13.26        5,256       2.25%        0.58%       32.64%
            2002                                             --          --           --         --           --           --
The Guardian Bond Fund, Inc.(1)
            2003                                         29,789      $10.63     $316,672       2.25%        5.01%        2.39%
            2002                                         10,779       10.39      111,913       2.25%        9.74%        3.90%
The Guardian Cash Fund, Inc.(1)
            2003                                         21,088       $9.79     $206,484       2.25%        0.58%       -1.59%
            2002                                         12,063        9.95      120,020       2.25%        1.00%       -0.50%
Gabelli Capital Asset Fund(6)
            2003                                            108      $12.66        1,365       2.25%        0.35%       26.65%
            2002                                             --          --           --         --           --           --
Baillie Gifford International Fund(1)
            2003                                          4,836      $11.50     $ 55,620       2.25%        1.95%       27.12%
            2002                                          3,907        8.94       35,355       2.25%        0.00%      -10.60%
Baillie Gifford Emerging Markets Fund(1)
            2003                                          1,866      $12.84     $ 23,958       2.25%        1.19%       50.48%
            2002                                          1,408        8.89       12,013       2.25%        1.74%      -11.10%
The Guardian Small Cap Stock Fund(1)
            2003                                          4,659      $13.53     $ 63,031       2.25%        0.00%       40.24%
            2002                                          1,453        9.64       14,013       2.25%        0.00%       -3.60%
Value Line Centurion Fund(4)(6)
            2003                                             --          --           --         --           --           --
            2002                                             --          --           --         --           --           --
Value Line Strategic Asset Management Trust(6)
            2003                                          1,180      $11.11     $ 13,106       2.25%        0.10%       11.05%
            2002                                             --          --           --         --           --           --
AIM V.I. Aggressive Growth Fund Series II(1)
            2003                                          1,204      $11.62     $ 14,002       2.25%        0.00%       23.52%
            2002                                             --          --           --         --           --           --
AIM V.I. Basic Value Fund Series II(1)
            2003                                          3,815      $11.96     $ 45,643       2.25%        0.00%       30.31%
            2002                                             65        9.18          597       2.25%        0.01%       -8.20%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-57
                                                                            ----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
CONTRACTS WITH ANY TWO RIDERS
   CAEDB, LBR OR EBR

AIM V.I. Government Securities Fund Series II(1)
            2003                                          4,180      $10.22     $   42,737     2.25%       3.11%        -1.33%
            2002                                            543       10.37          5,630     2.25%       9.14%         3.70%
AIM V.I. Growth Fund Series II(1)
            2003                                          2,362      $11.79     $   27,858     2.25%       0.00%        27.95%
            2002                                            163        9.20          1,500     2.25%       0.00%        -8.00%
AIM V.I. Mid Cap Core Equity Fund Series II(1)
            2003                                            684      $12.10     $    8,272     2.25%       0.00%        24.21%
            2002                                             --          --             --       --          --            --
AIM V.I. Premier Equity Fund Series II(1)
            2003                                            105      $11.27     $    1,185     2.25%       0.28%        22.04%
            2002                                            115        9.27          1,066     2.25%       1.46%        -7.30%
Alger American Leveraged Allcap Portfolio Class S(1)(4)
            2003                                             --          --             --       --          --            --
            2002                                             --          --             --       --          --            --
AllianceBernstein Growth & Income Portfolio
  Class B(1)
            2003                                          4,432      $12.10     $   53,622     2.25%       0.63%        29.23%
            2002                                          3,969        9.36         37,159     2.25%       0.00%        -6.40%
AllianceBernstein Premier Growth Portfolio Class B(1)
            2003                                          1,249      $11.04     $   13,785     2.25%       0.00%        20.61%
            2002                                          1,710        9.15         15,648     2.25%       0.00%        -8.50%
(AllianceBernstein Technology Portfolio Class B(1)
            2003                                          1,434      $11.80     $   16,915     2.25%       0.00%        40.57%
            2002                                          1,874        8.39         15,726     2.25%       0.00%       -16.10%
AllianceBernstein Real Estate Investment Portfolio
  Class B(1)
            2003                                          2,176      $13.31     $   28,966     2.25%       1.66%        35.91%
            2002                                          1,659        9.79         16,244     2.25%       0.00%        -2.10%
AllianceBernstein Value Portfolio Class B(1)
            2003                                         10,784      $12.16     $  131,166     2.25%       0.52%        25.59%
            2002                                            737        9.68          7,136     2.25%       0.00%        -3.20%
Fidelity VIP Balanced Portfolio Service Class 2(1)
            2003                                          5,687      $11.60     $   65,970     2.25%       0.37%        14.78%
            2002                                          5,110       10.11         51,638     2.25%       0.00%         1.10%
Fidelity VIP Contrafund Portfolio Service Class 2(1)
            2003                                         19,925      $12.24     $  243,853     2.25%       0.10%        25.33%
            2002                                          3,845        9.78         37,543     2.25%       0.00%        -2.20%
Fidelity VIP Equity-Income Portfolio Service
  Class 2(1)
            2003                                         10,473      $12.06     $  126,278     2.25%       0.47%        27.12%
            2002                                          2,479        9.48         23,508     2.25%       0.00%        -5.20%
Fidelity VIP Growth Portfolio Service Class 2(1)
            2003                                          2,051      $11.98     $   24,576     2.25%       0.03%        29.58%
            2002                                             --          --             --       --          --            --
Fidelity VIP Investment Grade Bond Portfolio
  Service Class 2(1)
            2003                                         28,525      $10.76     $  307,024     2.25%       1.38%         2.59%
            2002                                          7,761       10.49         81,417     2.25%       0.00%         4.90%
Fidelity VIP Mid Cap Portfolio Service Class 2(1)
            2003                                          3,638      $13.27     $   48,275     2.25%       0.07%        35.16%
            2002                                            957        9.81          9,392     2.25%       0.00%        -1.90%


----
B-58                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
CONTRACTS WITH ANY TWO RIDERS
   CAEDB, LBR OR EBR

Templeton Growth Securities Fund Class 2(1)
            2003                                          3,614      $11.33     $   40,964     2.25%       1.01%         29.18%
            2002                                            323        8.78          2,837     2.25%       0.00%        -12.20%
Franklin Rising Dividends Securities Fund Class 2(1)
            2003                                          7,686      $11.94     $   91,750     2.25%       0.64%         21.80%
            2002                                            820        9.81          8,041     2.25%       0.00%         -1.90%
Franklin Small Cap Value Securities Fund Class 2(1)
            2003                                          3,857      $12.13     $   46,775     2.25%       0.15%         29.17%
            2002                                          3,122        9.40         29,309     2.25%       0.00%         -6.00%
MFS Bond  Series Service Class(1)
            2003                                         19,677      $11.24     $  221,248     2.25%       2.95%          6.70%
            2002                                          9,553       10.54        100,677     2.25%       0.00%          5.40%
MFS Capital Opportunities Series Service Class(1)
            2003                                            876      $11.62     $   10,184     2.25%       0.00%         24.27%
            2002                                             --          --             --       --          --             --
MFS Emerging Growth Series Service Class(1)
            2003                                             83      $11.84           $984     2.25%       0.00%         27.03%
            2002                                             --          --             --       --          --             --
MFS Investors Trust Series Service Class(1)
            2003                                          3,653      $11.40     $   41,658     2.25%       0.31%         19.11%
            2002                                            507        9.56          4,853     2.25%       0.00%         -4.40%
MFS New Discovery Series Service Class(1)
            2003                                            884      $12.36     $   10,931     2.25%       0.00%         30.45%
            2002                                            388        9.47          3,673     2.25%       0.00%         -5.30%
MFS Strategic Income Series Service Class(1)
            2003                                          1,749      $11.22     $   19,623     2.25%       3.12%          7.68%
            2002                                             --          --             --       --          --             --
MFS Total Return Series Service Class(6)
            2003                                          3,268      $11.18     $   36,534     2.25%       0.00%         11.78%
            2002                                             --          --             --       --          --             --
Van Kampen Life Investment Trust Government
Portfolio Class II(1)
            2003                                         12,021      $10.22     $  122,902     2.25%       2.00%         -0.78%
            2002                                          1,579       10.31         16,274     2.25%       0.00%          3.10%
Van Kampen Life Investment Trust Growth & Income
  Portfolio Class II(1)
            2003                                         13,255      $11.86     $  157,183     2.25%       0.32%         24.82%
            2002                                          4,951        9.50         47,034     2.25%       0.00%         -5.00%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-59
                                                                            ----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
CAEDB, LBR AND EBR

The Guardian Stock Fund(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
The Guardian VC 500 Index Fund(1)
            2003                                         2,946       $11.93     $35,154        2.50%       1.96%        25.07%
            2002                                            --           --          --          --          --            --
The Guardian VC Asset Allocation Fund(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
The Guardian VC High Yield Bond Fund(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
The Guardian VC Low Duration Bond Fund(4)(7)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
The Guardian UBS VC Large Cap Value Fund(4)(5)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
The Guardian UBS VC Small Cap Value Fund(4)(5)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
The Guardian Bond Fund, Inc.(1)
            2003                                         8,599       $10.59     $91,078        2.50%       5.01%         2.14%
            2002                                            --           --          --          --          --            --
The Guardian Cash Fund, Inc.(1)
            2003                                         4,817       $ 9.76     $46,989        2.50%       0.58%        -1.84%
            2002                                           940         9.93       9,337        2.50%       1.00%        -0.70%
Gabelli Capital Asset Fund(4)(6)
            2003                                         1,096       $12.64     $13,861        2.50%       0.35%        26.43%
            2002                                            --           --          --          --          --            --
Baillie Gifford International Fund(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
Baillie Gifford Emerging Markets Fund(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
The Guardian Small Cap Stock Fund(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
Value Line Centurion Fund(4)(6)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
Value Line Strategic Asset Management Trust(4)(6)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
AIM V.I. Aggressive Growth Fund Series II(1)
            2003                                           443       $11.58     $ 5,132        2.50%       0.00%        23.21%
            2002                                            --           --          --          --          --            --
AIM V.I. Basic Value Fund Series II(1)
            2003                                           441       $11.92     $ 5,252        2.50%       0.00%        29.99%
            2002                                            --           --          --          --          --            --
AIM V.I. Government Securities Fund Series II(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --


----
B-60                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
CAEDB, LBR AND EBR

AIM V.I. Growth Fund Series II(1)
            2003                                            892      $11.75     $ 10,478       2.50%       0.00%        27.63%
            2002                                             --          --           --         --          --            --
AIM V.I. Mid Cap Core Equity Fund Series II(1)
            2003                                            548      $12.06     $  6,608       2.50%       0.00%        23.90%
            2002                                             --          --           --         --          --            --
AIM V.I. Premier Equity Fund Series II(1)
            2003                                          2,727      $11.23     $ 30,632       2.50%       0.28%        21.73%
            2002                                          1,002        9.22        9,242       2.50%       1.46%        -7.80%
Alger American Leveraged Allcap Portfolio Class S(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
AllianceBernstein Growth & Income Portfolio
  Class B(1)
            2003                                          2,039      $12.05     $ 24,577       2.50%       0.63%        28.90%
            2002                                          1,016        9.35        9,504       2.50%       0.00%        -6.50%
AllianceBernstein Premier Growth Portfolio Class B(1)
            2003                                            113      $10.99     $  1,237       2.50%       0.00%        20.31%
            2002                                            487        9.14        4,451       2.50%       0.00%        -8.60%
(AllianceBernstein Technology Portfolio Class B(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
AllianceBernstein Real Estate Investment Portfolio
  Class B(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
AllianceBernstein Value Portfolio Class B(1)
            2003                                          1,241      $12.12     $ 15,038       2.50%       0.52%        25.27%
            2002                                             --          --           --         --          --            --
Fidelity VIP Balanced Portfolio Service Class 2(1)
            2003                                          2,942      $11.56     $ 34,007       2.50%       0.37%        14.50%
            2002                                             --          --           --         --          --            --
Fidelity VIP Contrafund Portfolio Service Class 2(1)
            2003                                          2,821      $12.19     $ 34,402       2.50%       0.10%        25.02%
            2002                                             --          --           --         --          --            --
Fidelity VIP Equity-Income Portfolio Service Class 2(1)
            2003                                          3,112      $12.01     $ 37,389       2.50%       0.47%        26.80%
            2002                                             --          --           --         --          --            --
Fidelity VIP Growth Portfolio Service Class 2(1)
            2003                                          2,578      $11.94     $ 30,770       2.50%       0.03%        29.25%
            2002                                             --          --           --         --          --            --
Fidelity VIP Investment Grade Bond Portfolio
  Service Class 2(1)
            2003                                         11,435      $10.72     $122,628       2.50%       1.38%         2.34%
            2002                                          1,816       10.48       19,029       2.50%       0.00%         4.80%
Fidelity VIP Mid Cap Portfolio Service Class 2(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
Templeton Growth Securities Fund Class 2(1)(4)
            2003                                             --          --           --         --          --            --
            2002                                             --          --           --         --          --            --
Franklin Rising Dividends Securities Fund Class 2(1)
            2003                                          8,062      $11.89     $ 95,885       2.50%       0.64%        21.50%
            2002                                             --          --           --         --          --            --


                                                                            ----
FINANCIAL STATEMENTS                                                        B-61
                                                                            ----

The Guardian Separate Account Q

NOTES TO FINANCIAL STATEMENTS

December 31, 2003 (continued)

                                                                                                         Investment
                                                                          Net Assets          Expense      Income      Total
                                                          Units    Unit Value   In whole $   Ratio(2)     Ratio(8)    Return(3)
                                                          -----    ----------   ----------   --------     --------    ---------
CAEDB, LBR AND EBR

Franklin Small Cap Value Securities Fund Class 2(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
MFS Bond  Series Service Class(1)
            2003                                         3,531       $11.20     $39,559        2.50%       2.95%         6.43%
            2002                                         1,820        10.52      19,153        2.50%       0.00%         5.20%
MFS Capital Opportunities Series Service Class(1)
            2003                                         1,701       $11.58     $19,701        2.50%       0.00%        23.96%
            2002                                           503         9.35       4,703        2.50%       0.00%        -6.50%
MFS Emerging Growth Series Service Class(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
MFS Investors Trust Series Service Class(1)
            2003                                         3,574       $11.36     $40,614        2.50%       0.31%        18.81%
            2002                                         1,929         9.56      18,444        2.50%       0.00%        -4.40%
MFS New Discovery Series Service Class(1)
            2003                                         1,230       $12.32     $15,148        2.50%       0.00%        30.12%
            2002                                            --           --          --          --          --            --
MFS Strategic Income Series Service Class(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
MFS Total Return Series Service Class(4)(6)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
Van Kampen Life Investment Trust Government
  Portfolio Class II(1)(4)
            2003                                            --           --          --          --          --            --
            2002                                            --           --          --          --          --            --
Van Kampen Life Investment Trust Growth & Income
  Portfolio Class II(1)
            2003                                         1,127       $11.81     $13,316        2.50%       0.32%        24.51%
            2002                                            --           --          --          --          --            --

(1)   Portfolio commenced operations July 22, 2002.
(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(3) Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(4)   No contracts with this rider investing in this investment division.
(5)   Portfolio commenced operations on February 4, 2003.
(6)   Portfolio commenced operations on May 1, 2003.
(7)   Portfolio commenced operations on September 2, 2003.
(8) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. Investment income ratio was annualized for 2002.


----
B-62                                                        FINANCIAL STATEMENTS
----

                         Report of Independent Auditors

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.
and the Contract Owners of The Guardian Separate Account Q

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian VC 500 Index, Guardian VC Asset Allocation, Guardian VC High Yield Bond, Guardian VC Low Duration Bond, Guardian UBS VC Large Cap Value, Guardian UBS VC Small Cap Value, Guardian Bond, Guardian Cash, Gabelli Capital Asset, Baillie Gifford International, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, AIM V.I. Aggressive Growth Series II, AIM V.I. Basic Value Series II, AIM V.I. Government Securities Series II, AIM V.I. Growth Series II, AIM V.I. Mid Cap Core Equity Series II, AIM V.I. Premier Equity Series II, Alger American Leveraged Allcap Class S, AllianceBernstein Growth & Income Class B, AllianceBernstein Premier Growth Class B, AllianceBernstein Technology Class B, AllianceBernstein Real Estate Investment Class B, AllianceBernstein Value Class B, Fidelity VIP Balanced Service Class 2, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Equity-Income Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Investment Grade Bond Service Class 2, Fidelity VIP Mid Cap Service Class 2, Templeton Growth Securities Class 2, Franklin Rising Dividends Securities Class 2, Franklin Small Cap Value Securities Class 2, MFS Bond Service Class, MFS Capital Opportunities Service Class, MFS Emerging Growth Service Class, MFS Investors Trust Service Class, MFS New Discovery Service Class, MFS Strategic Income Service Class, MFS Total Return Service Class, Van Kampen Life Investment Trust Government Class II and Van Kampen Life Investment Trust Growth & Income Class II investment divisions (constituting The Guardian Separate Account Q) at December 31, 2003, the results of each of their operations for the year then ended and the changes in each of their net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying funds owned at December 31, 2003 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


March 19, 2004


                                                                            ----
FINANCIAL STATEMENTS                                                        B-63
                                                                            ----

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                                December 31,
                                                                           ---------------------
                                                                                2003        2002
                                                                           ---------   ---------
                                                                               (In millions)
Assets:
Bonds, available for sale at fair value
   (amortized cost $1,597.0 million; $1,021.9 million, respectively) ...   $ 1,663.8   $ 1,062.7
Affiliated mutual funds, at fair value (amortized cost $25.1 million;
   $24.8 million, respectively) ........................................        31.8        23.9
Policy loans ...........................................................        84.2        87.8
Cash and cash equivalents ..............................................       295.4       108.6
Other invested assets ..................................................         1.3         1.4
                                                                           ---------   ---------
Total invested assets ..................................................     2,076.5     1,284.4
                                                                           ---------   ---------
Deferred policy acquisition costs ......................................       321.1       319.8
Deferred software costs ................................................         0.8        13.7
Amounts receivable from reinsurers .....................................        30.8        32.4
Investment income due and accrued ......................................        26.8        17.7
Other assets ...........................................................        61.8        10.4
Federal income taxes recoverable .......................................        11.9        36.6
Accounts receivable ....................................................        28.0        29.5
Separate account assets ................................................     7,731.5     7,155.5
                                                                           ---------   ---------
Total Assets ...........................................................   $10,289.2   $ 8,900.0
                                                                           =========   =========
Liabilities:
Future policy benefits and other policyholder liabilities ..............   $ 1,849.3   $ 1,119.3
Due to parent and affiliated mutual funds ..............................        36.3        47.8
Deferred federal income taxes, net .....................................        91.1        85.1
Accrued expenses and other liabilities .................................       159.2       100.7
Separate account liabilities ...........................................     7,665.6     7,094.7
                                                                           ---------   ---------
Total Liabilities ......................................................     9,801.5     8,447.6
                                                                           ---------   ---------
Stockholder's equity:
Common stock, $125 par value, 20,000 shares authorized,
   issued and outstanding ..............................................         2.5         2.5
Additional paid-in capital .............................................       181.9       161.9
Retained earnings ......................................................       279.8       276.1
Accumulated other comprehensive income, net of deferred taxes ..........        23.5        11.9
                                                                           ---------   ---------
Total Stockholder's Equity .............................................       487.7       452.4
                                                                           ---------   ---------
Total Liabilities & Stockholder's Equity ...............................   $10,289.2   $ 8,900.0
                                                                           =========   =========

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                                   For the Years Ended December 31,
                                                                -------------------------------------

                                                                  2003           2002           2001
                                                                ------         ------         ------
                                                                           (In millions)
Revenues
   Premiums ..............................................      $ 10.8         $ 12.2         $ 13.0
   Net investment income .................................        84.6           60.1           48.0
   Net realized gains (losses) on investments ............         1.1          (20.7)          (0.1)
   Income from brokerage operations ......................        23.3           28.3           26.0
   Administrative service fees ...........................       200.2          203.0          230.5
   Other (expense) income ................................       (11.5)          (6.0)           9.2
                                                                ------         ------         ------
Total revenues ...........................................       308.5          276.9          326.6
                                                                ------         ------         ------

Benefits and expenses
   Policyholder benefits .................................        86.2           52.6           58.9
   Amortization of deferred policy acquisition costs .....        78.1           78.5           75.7
   Amortization of deferred software costs ...............         0.8            8.4            7.0
   Other operating costs and expenses ....................       153.4          272.4          247.6
                                                                ------         ------         ------
Total benefits and expenses ..............................       318.5          411.9          389.2
                                                                ------         ------         ------

(Loss) before income taxes ...............................       (10.0)        (135.0)         (62.6)
                                                                ------         ------         ------
Federal income taxes
   Current benefit .......................................       (13.5)         (31.4)         (10.2)
   Deferred benefit ......................................        (0.2)         (26.5)         (23.8)
                                                                ------         ------         ------

Total federal income taxes ...............................       (13.7)         (57.9)         (34.0)
                                                                ------         ------         ------

Net income (loss) ........................................         3.7          (77.1)         (28.6)

Other comprehensive income (loss), net of income tax:
   Change in unrealized investment gains (losses), net ...        11.6            8.4           (2.8)
                                                                ------         ------         ------

Comprehensive income (loss) ..............................      $ 15.3         $(68.7)        $(31.4)
                                                                ======         ======         ======

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                          For the Years Ended December 31,
                                                          --------------------------------
                                                             2003        2002         2001
                                                          -------     -------      -------
                                                                   (In millions)
Common stock at par value, beginning of year ........     $   2.5     $   2.5      $   2.5
                                                          -------     -------      -------
Common stock at par value, end of year ..............         2.5         2.5          2.5
                                                          -------     -------      -------
Capital in excess of par value, beginning of year ...       161.9       136.9        136.9
Capital contribution ................................        20.0        25.0           --
                                                          -------     -------      -------
Capital in excess of par value, end of year .........       181.9       161.9        136.9
                                                          -------     -------      -------

Retained earnings, beginning of year ................       276.1       353.2        431.7
Net income (loss) ...................................         3.7       (77.1)       (28.6)
Dividends to parent .................................          --          --        (49.9)
                                                          -------     -------      -------
Retained earnings, end of year ......................       279.8       276.1        353.2
                                                          -------     -------      -------

Accumulated other comprehensive income,
   net of deferred taxes, beginning of year .........        11.9         3.5          6.3
Change in unrealized investment gains (losses),
   net of deferred taxes ............................        11.6         8.4         (2.8)
                                                          -------     -------      -------
Accumulated other comprehensive income,
   net of deferred taxes, end of year ...............        23.5        11.9          3.5
                                                          -------     -------      -------

Total stockholder's equity, end of year .............     $ 487.7     $ 452.4      $ 496.1
                                                          =======     =======      =======

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   For the Years Ended December 31,
                                                                 ------------------------------------
                                                                     2003          2002          2001
                                                                 --------      --------      --------
                                                                            (In millions)
Operating activities
Net income (loss) ..........................................     $    3.7      $  (77.1)     $  (28.6)
Adjustments to reconcile net (loss) income to net
  cash used in operating activities:
    Changes in
      Deferred policy acquisition costs ....................         (1.3)         83.2          19.7
      Deferred software costs ..............................          0.9           5.7          12.7
      Amounts receivable from reinsurers ...................          1.6           4.2          21.5
      Investment income due and accrued ....................         (9.1)         (5.1)         (3.1)
      Other assets .........................................        (51.4)         (2.9)          0.4
      Federal income taxes recoverable .....................         24.7         (16.5)         (8.2)
      Accounts receivable ..................................          1.5          (4.4)          8.8
      Separate accounts, net ...............................         (5.1)          1.6          (3.0)
      Future policy benefits and policyholder liabilities ..         60.2         (24.4)        (25.8)
      Due to parent and affiliated mutual funds ............        (11.5)         (6.5)         (3.1)
      Deferred federal income taxes, net ...................          6.0         (21.8)        (19.3)
      Accrued expenses and other liabilities ...............         58.5          (1.8)        (25.2)
      Net realized (gains) losses on investments ...........         (1.1)         20.7           0.1
      Other ................................................          3.6           3.4          (3.7)
                                                                 --------      --------      --------
      Net cash provided by (used in) operating activities ..         81.2         (41.7)        (56.8)
                                                                 --------      --------      --------
Investment activities
  Proceeds from investments sold or matured
    Bonds ..................................................        175.2         172.9         461.5
    Affiliated mutual funds ................................           --          14.4          23.4
    Redemption of seed investments .........................           --            --          32.8
    Other items, net .......................................          0.1            --            --
  Investments purchased
    Bonds ..................................................       (764.7)       (567.1)       (583.0)
    Affiliated mutual funds ................................         (4.4)         (4.2)        (10.0)
    Other items, net .......................................         (3.5)         (0.4)         (1.0)
                                                                 --------      --------      --------
      Net cash used in investing activities ................       (597.3)       (384.4)        (76.3)
                                                                 --------      --------      --------
Financing activities
  Additions to policyholder contract deposits ..............        838.2         541.0         245.9
  Withdrawals from policyholder contract deposits ..........       (168.4)        (86.4)        (72.5)
  Capital contribution .....................................         20.0          25.0            --
  Dividends to parent ......................................           --            --         (49.9)
  Other items ..............................................         13.1           1.4          (5.0)
                                                                 --------      --------      --------
    Net cash provided by financing activities ..............        702.9         481.0         118.5
                                                                 --------      --------      --------
Net increase (decrease) in cash ............................        186.8          54.9         (14.6)
Cash and cash equivalents, at beginning of year ............        108.6          53.7          68.3
                                                                 --------      --------      --------
Cash and cash equivalents, at end of year ..................     $  295.4      $  108.6      $   53.7
                                                                 ========      ========      ========
Supplemental disclosure:
  Federal income taxes recovered ...........................     $  (38.0)     $  (15.6)     $   (1.9)
                                                                 ========      ========      ========

See notes to consolidated financial statements.

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 2003

NOTE 1 -- ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLC (PAS) or other broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies. In October of 2002, the Company and The Guardian discontinued selling new Group Pension business but will continue servicing existing planholders.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (GIS) (formerly Guardian Investor Service Corporation).

      GIS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GIS is the distributor and underwriter for GIAC's variable products, and is the investment advisor to certain mutual funds sponsored by GIAC, which are investment options for the variable products.

      The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a company - Guardian Baillie Gifford Ltd. (GBG) - that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company has established seventeen insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The accompanying consolidated financial statements include the accounts of GIAC and its majority-owned subsidiaries. These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Intercompany balances and transactions have been eliminated.

      Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and assumptions. The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      Investments:

      Bonds and affiliated mutual funds are classified as available for sale and are carried at estimated fair value. Changes in unrealized gains and losses are recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated other comprehensive income". The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the value of the security has been less than cost; financial condition of the issuer; the near term prospects for recovery of the market value of a security; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Other-than-temporary declines in the fair value of investments in bonds and affiliated mutual funds are recorded in "Net realized gains (losses) on investments".

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of three months or less.

      Securities purchased under agreements to resell and securities sold under agreements to repurchase -- The Company has entered into securities lending arrangements whereby certain securities are loaned, primarily with major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities.

      Net investment income: Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses and costs associated with securities lending.

      Net realized gains (losses) on investments: Net realized gains (losses) on investments are computed using the specific identification method. Costs of bonds and affiliated mutual funds are adjusted for impairments considered other-than-temporary and provisions for losses on investments are included in "Net Realized gains (losses) on investments."

      Deferred software costs: Deferred software costs include the costs of computer software developed or obtained for internal use, which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software, not to exceed three years.

      Deferred policy acquisition costs: Deferred policy acquisition costs are costs of acquiring new or renewal business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new or renewal business, and are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income".

      For variable life and annuity investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, using a reversion to the mean approach of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The average rate of assumed gross investment yield used in estimating expected gross profits was 6.56% to 7.00% at December 31, 2003. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods are for the estimated life of the policy.

      Separate account assets and liabilities: Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain separate account products. The investment results of separate accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are not included in separate account liabilities.

      Pursuant to an agreement with the New York State Insurance Department, the Company maintains assets in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such accounts are referred to as the Annuity Mortality Fluctuation Fund (AMFF), and are in the cash subdivisions of the separate accounts. The AMFF balance was $60.1 million and $56.3 million at December 31, 2003 and 2002.

      Future policy benefits and other policyholder liabilities: The methods and assumptions used to establish the Company's reserve for future policy benefits and other policyholder liabilities are disclosed in Note 5.

      Insurance revenue and expense recognition: Insurance revenue and expenses consist of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Certain annuity contracts provide the holder a guarantee that the benefit received upon death will be no less than a minimum prescribed amount that is based upon net deposits to the contract, or the highest historical account value on a contract anniversary. The Company bears the risk that protracted under-performance of the financial markets could result in guaranteed minimum death benefits being higher than what accumulated policyholder account balances would support. At December 31, 2003 and 2002, the Company maintained reserves of $6.8 million and $12.7 million, respectively, representing the Company's estimate of the extent to which guaranteed minimum death benefits exceed the accumulated policyholder account balances. The determination of this liability is based on models, which involve numerous estimates, and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rate and mortality experience.

      Federal income taxes: The provision for federal income taxes is based on income currently taxable, as well as deferred taxes on income earned. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based upon the difference between financial statement carrying amounts and the income tax basis of assets and liabilities using enacted income tax rates and laws.

      Statutory accounting: In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles (Codification) guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting effective January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      The Delaware Insurance Department has adopted the Codification guidance, effective January 1, 2001. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds (surplus) by $.8 million as of January 1, 2001. Included in this total adjustment is an increase in unassigned funds of approximately $4.0 million related to cost of collection and a decrease in unassigned funds of approximately $3.6 million related to net deferred tax liabilities, a decrease in unassigned funds of $1.2 million related to premiums deferred and uncollected, and an increase in non-admitted assets.

      Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (STAT) primarily because: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve
(AVR) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (IMR) and amortized into investment income over the remaining life of the investment sold;
5) bonds are carried principally at amortized cost; 6) annuity and certain insurance premiums are recognized as premium income; 7) deferred federal income taxes are provided for temporary differences between tax and book assets and liabilities as they are under GAAP except for deferred tax assets, which are admitted assets only if they are recoverable within one year. Non-admitted deferred tax assets are recorded in surplus. Changes in deferred tax balances are recorded in surplus; 8) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as financing transactions under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 9) certain "non-admitted assets" must be excluded under statutory reporting through a charge to surplus and 10) investments in common stock of the Company's wholly-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in income only when dividends are declared. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 10.

      Recent accounting pronouncements: In August 2001, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 144 (SFAS No. 144), "Accounting for the Impairment or Disposal of Long-Lived Assets." SFAS No. 144 eliminated the requirement that discontinued operations be measured at net realizable value or that entities include losses that have not yet occurred. SFAS No. 144 eliminated the requirement of consolidation for a subsidiary for which control is likely to be temporary. SFAS No. 144 requires that long-lived assets that are to be disposed of by sale be measured at the lower of book value or fair value less cost to sell. An impairment for assets that are not to be disposed of is recognized only if the carrying amounts of long-lived assets are not recoverable and exceed their fair values. Additionally, SFAS No. 144 expands the scope of discontinued operations to include all components of an entity with operations and cash flows that (1) can be distinguished from the rest of the entity and (2) will be eliminated from the ongoing operations of the entity in a disposal transaction. SFAS No. 144 is effective for financial statements issued for fiscal years beginning after December 15, 2001 and, generally, its provisions are to be applied prospectively. The Company has adopted SFAS No. 144 prospectively as of January 1, 2002. The implementation of SFAS 144 had no material impact on the Company.

      In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities." SFAS No. 146 provides guidance related to accounting for costs associated with disposal activities covered by SFAS No. 144 or with exit or restructuring activities previously covered by Emerging Issues Task Force No. 94-3, "Liability Recognition for Certain Costs Incurred in a Restructuring." SFAS No. 146 requires that costs related to exiting an activity or to a restructuring not be recognized until the liability is incurred. The Company has adopted SFAS No. 146 prospectively for exit or disposal activities initiated after December 31, 2002. The implementation of SFAS 146 had no material impact on the Company.

      In November 2002, the FASB issued Interpretation (FIN) No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others." FIN No. 45 expands existing accounting guidance and disclosure requirements for certain guarantees and requires the recognition of a liability for the fair value of certain types of guarantees issued or modified after December 31, 2002. The January 1, 2003 adoption of the Interpretation's guidance did not have a material effect on the Company's financial position.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities." FIN No. 46 addresses whether certain types of entities, referred to as variable interest entities (VIEs), should be consolidated in a company's financial statements. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns), or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. An entity should consolidate a VIE if it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. The FASB has deferred adoption of FIN 46 for nonpublic entities from the previous effective date of 2003. The Company will adopt the Interpretation for relationships with VIEs that begin after December 31, 2003. The Company will implement the consolidation guidance by December 31, 2005 for VIEs with which the Company became involved prior to January 1, 2004. The Company is in the process of determining the impact of the consolidation guidance, however, management does not believe that the implementation of FIN 46 will have a material effect on the Company's consolidated financial position.

      In April 2003, the FASB issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments." Implementation Issue No. B36 indicates that a modified coinsurance arrangement (MODCO) and coinsurance with funds withheld (CFW) arrangements in which funds are withheld by the ceding insurer with interest paid to the assuming insurer based on the ceding company's return on certain of its investments, generally contains an embedded derivative feature that is not clearly and closely related to the host contract and should be bifurcated in accordance with the provisions of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." As permitted by SFAS No. 133, all contracts entered into prior to January 1, 1999 and not significantly modified since that date are exempt from the embedded derivative provisions of SFAS No. 133. Upon adoption, companies that have ceded insurance under existing MODCO or CFW arrangements may reclassify securities from the held-to-maturity and available-for-sale categories into the trading category without calling into question the intent of those companies to hold debt securities to maturity in the future. Those "taint-free" reclassifications are limited to the amount and type of securities related to the MODCO or CFW arrangements containing embedded derivatives. The Company adopted Implementation Issue No. B36 on October 1, 2003 and determined that the fair value of the applicable embedded derivatives was $0. Therefore, no cumulative effect of a change in accounting principle was recorded. Prospectively, the Company will record changes in fair value of the applicable embedded derivatives in net income. The Company determined that the fair value of applicable embedded derivatives was $0 at December 31, 2003. The Company did not reclassify any securities from available for sale to trading upon adoption of Implementation Issue No. B36.

      In July 2003, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." AcSEC has developed the SOP to address the evolution of product designs since the issuance of SFAS No. 60, "Accounting and Reporting by Insurance Enterprises," and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" and the need for interpretive guidance to be developed in three areas: separate account presentation and valuation; the accounting recognition given sales inducements (bonus interest, bonus credits, persistency bonuses); and the classification and valuation of certain long-duration contract liabilities.

      The most significant accounting implications of the SOP are as follows:
(1) reporting and measuring assets and liabilities of separate account products as general account assets and liabilities when specified criteria are not met;
(2) reporting and measuring seed money in separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; (3) capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs, but immediately expensing those sales inducements accrued or credited if such criteria are not met; (4) recognizing contractholder liabilities for: (a) modified guaranteed (market value adjusted) annuities at accreted balances that

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

do not include the then current market value surrender adjustment, (b) two-tier annuities at the lower (non-annuitization) tier account value, (c) persistency bonuses at amounts that are not reduced for expected forfeitures and (d) group pension participating and similar general account "pass through" contracts that are not accounted for under SFAS No. 133 at amounts based on the fair value of the assets or index that determines the investment return pass through; (5) establishing an additional liability for guaranteed minimum death and similar mortality and morbidity benefits only for contracts determined to have mortality and morbidity risk that is other than nominal and when the risk charges made for a period are not proportionate to the risk borne during that period; and (6) for contracts containing an annuitization benefits contract feature, if such contract feature is not accounted for under the provisions of SFAS No. 133 establishing an additional liability for the contract feature if the present value of expected annuitization payments at the expected annuitization date exceeds the expected account balance at the expected annuitization date.

      The provisions of the SOP are effective for fiscal years beginning after December 15, 2003, and, as such, the Company will adopt the SOP effective January 1, 2004. The effect of initially adopting this SOP will be reported as a cumulative effect of a change in accounting principle. The Company has completed an assessment of the impact of the SOP on its operations and management does not believe that the implementation of the SOP will have a material effect on the Company's consolidated financial position.

      In November 2003, Emerging Issues Task Force reached a consensus on EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1), requiring additional disclosures to be included in companies financial statements for fiscal years ending after December 15, 2003. For marketable securities covered by FAS No. 115 "Accounting for Certain Investments in Debt and Equity Securities", disclosures should include quantitative and qualitative information as of the latest balance sheet date, by investment type, about the aggregate amount of unrealized losses and the aggregate fair value of investments with unrealized losses. These disclosure requirements have been incorporated in Note 3.

      Reclassifications: Certain amounts in prior years have been reclassified to conform to the current year presentation.

NOTE 3 -- INVESTMENTS

      Securities: Market values of bonds and affiliated mutual funds are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair value by using adjusted market prices for like securities.

      The cost and estimated fair values of investments by major investment category as of December 31, 2003 and 2002 are as follows:

                                                                         December 31, 2003
                                                                           (In millions)
                                                 ----------------------------------------------------------------
                                                                               Gross                    Estimated
                                                    Amortized                Unrealized                      Fair
                                                         Cost            Gains          (Losses)            Value
                                                 ------------      -----------      ------------      -----------
U.S. government .............................    $        4.0      $       0.4      $        --       $       4.4
All other government ........................            21.9              0.9               --              22.8
States, territories, and possessions ........            11.5               --               --              11.5
Political subdivisions of states,
   territories, and possessions .............            10.4               --             (0.2)             10.2
Special revenue .............................            56.2              0.3             (0.4)             56.1
Public utilities ............................           138.1              5.6             (0.1)            143.6
Industrial and miscellaneous ................         1,354.9             63.1             (2.8)          1,415.2
                                                 ------------      -----------      ------------      -----------
Total Bonds .................................    $    1,597.0      $      70.3      $      (3.5)      $   1,663.8
                                                 ============      ===========      ============      ===========
Affiliated mutual funds .....................    $       25.1      $       8.4      $      (1.7)            $31.8
                                                 ============      ===========      ============      ===========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

                                                                               December 31, 2002
                                                                                 (In millions)
                                                       ----------------------------------------------------------------
                                                                                     Gross                    Estimated
                                                          Amortized                Unrealized                      Fair
                                                               Cost            Gains          (Losses)            Value
                                                       ------------      -----------      ------------      -----------
U.S. government ..................................     $        4.0      $       0.6      $        --       $       4.6
All other government .............................             11.6              0.7               --              12.3
States, territories, and possessions .............               --               --               --                --
Political subdivisions of states, territories,
   and possessions ...............................              2.0              0.1               --               2.1
Special revenue ..................................             20.7              1.0               --              21.7
Public utilities .................................            107.0              3.7             (1.1)            109.6
Industrial and miscellaneous .....................            876.6             42.1             (6.3)            912.4
                                                       ------------      -----------      -----------       -----------
Total Bonds ......................................     $    1,021.9      $      48.2      $      (7.4)      $   1,062.7
                                                       ============      ===========      ===========       ===========
Affiliated mutual funds ..........................     $       24.8      $       2.3      $      (3.2)      $      23.9
                                                       ============      ===========      ===========       ===========

      The amortized cost and estimated fair value of bonds as of December 31, 2003 and 2002 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.


                                                                       December 31, 2003
                                                                         (In millions)
                                                                 ------------------------------
                                                                                      Estimated
                                                                    Amortized              Fair
                                                                         Cost             Value
                                                                 ------------       -----------
Due in one year or less ...................................      $      231.5       $     233.9
Due after one year through five years .....................             955.5           1,004.3
Due after five years through ten years ....................             256.9             268.9
Due after ten years .......................................              59.5              61.9
Sinking fund bonds, mortgage backed securities and
   asset backed securities ................................              93.6              94.8
                                                                 ------------       -----------
Total .....................................................      $    1,597.0       $   1,663.8
                                                                 ============       ===========

                                                                       December 31, 2002
                                                                         (In millions)
                                                                 ------------------------------
                                                                                      Estimated
                                                                    Amortized              Fair
                                                                         Cost             Value
                                                                 ------------       -----------
Due in one year or less ...................................      $       60.0       $      60.5
Due after one year through five years .....................             661.9             688.4
Due after five years through ten years ....................             215.8             225.2
Due after ten years .......................................              31.9              33.7
Sinking fund bonds, mortgage backed securities and
   asset backed securities ................................              52.3              54.9
                                                                 ------------       -----------
Total .....................................................      $    1,021.9       $   1,062.7
                                                                 ============       ===========

     Proceeds from sales of investments in bonds amounted to $175.2 million, $172.9 million and $461.5 million in 2003, 2002 and 2001, respectively. Gross gains of $2.0 million, $2.3 million and $1.6 million and gross losses of $0.4 million, $5.8 million and $1.2 million were realized on sales and prepayments of bonds in 2003, 2002 and 2001, respectively.

     Proceeds from sales of investments in affiliated mutual funds amounted to $0.0 million, $14.4 million and $23.4 million in 2003, 2002 and 2001, respectively. Gross gains of $0.0 million, $0.0 million and $5.2 million and gross losses of $0.0 million, $0.0 million and $0.0 million were realized on sales of affiliated mutual funds in 2003, 2002 and 2001, respectively.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

     Unrealized losses: The Company's investments' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003 and 2002, are shown below:

                                                                         December 31, 2003
                                     ---------------------------------------------------------------------------------------
                                        Less than 12 months             12 months or more                    Total
                                     -------------------------      -------------------------      -------------------------
                                        Fair        Unrealized         Fair        Unrealized         Fair        Unrealized
                                        Value         Losses           Value         Losses           Value         Losses
                                     ----------     ----------      ----------     ----------      ----------     ----------
U.S. government ................     $      0.4     $       --      $       --     $       --      $      0.4     $       --
All other government ...........             --             --              --             --              --             --
States, territories, and
   possessions .................           11.5             --              --             --            11.5             --
Political subdivisions of
   states, territories, and
   possessions .................            8.2           (0.2)             --             --             8.2           (0.2)
Special revenue ................           35.8           (0.4)             --             --            35.8           (0.4)
Public utilities ...............            6.4           (0.1)            2.9             --             9.3           (0.1)
Industrial and miscellaneous ...          153.5           (2.2)            8.5           (0.6)          162.0           (2.8)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total debt securities ..........     $    215.8     $     (2.9)     $     11.4     $     (0.6)     $    227.2     $     (3.5)
Affiliated mutual funds ........             --             --             6.0           (1.7)            6.0           (1.7)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total temporarily impaired
   securities ..................     $    215.8     $     (2.9)     $     17.4     $     (2.3)     $    233.2     $     (5.2)
                                     ==========     ==========      ==========     ==========      ==========     ==========

                                                                         December 31, 2002
                                     ---------------------------------------------------------------------------------------
                                        Less than 12 months             12 months or more                    Total
                                     -------------------------      -------------------------      -------------------------
                                        Fair        Unrealized         Fair        Unrealized         Fair        Unrealized
                                        Value         Losses           Value         Losses           Value         Losses
                                     ----------     ----------      ----------     ----------      ----------     ----------
U.S. government ................     $       --     $       --      $       --     $       --      $       --     $       --
All other government ...........             --             --              --             --              --             --
States, territories, and
   possessions .................             --             --              --             --              --             --
Political subdivisions of
   states, territories, and
   possessions .................             --             --              --             --              --             --
Special revenue ................             --             --              --             --              --             --
Public utilities ...............           13.3           (0.8)            0.7           (0.3)           14.0           (1.1)
Industrial and miscellaneous ...           95.3           (5.6)           12.8           (0.7)          108.1           (6.3)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total debt securities ..........     $    108.6     $     (6.4)     $     13.5     $     (1.0)     $    122.1     $     (7.4)
Affiliated mutual funds ........             --             --             5.9           (3.2)            5.9           (3.2)
                                     ----------     ----------      ----------     ----------      ----------     ----------
Total temporarily impaired
   securities ..................     $    108.6     $     (6.4)     $     19.4     $     (4.2)     $    128.0     $    (10.6)
                                     ==========     ==========      ==========     ==========      ==========     ==========

      The Company's investment portfolio includes individual securities, which are in an unrealized loss position and have not been recognized as other than temporary impairments. There were 8 securities in an unrealized loss position for greater than 12 months with a book value of $12.0 million and a fair value of $11.4 million as of December 31, 2003. There were 8 securities in an unrealized loss position for greater than 12 months with a book value of $14.5 million and a fair value of $ 13.5 million as of December 31, 2002.

      The Company's investment portfolio includes affiliated mutual funds, which are in an unrealized loss position and have not been recognized as other than temporary impairments. There were 4 funds in an unrealized loss position for greater than 12 months with a book value of $7.7 million and a fair value of $6.0 million as of December 31, 2003. There

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

were 5 funds in an unrealized loss position for greater than 12 months with a book value of $9.1 million and a fair value of $5.9 million as of December 31, 2002.

      In reaching the conclusion that these impairments are not other-than temporary, management considered many factors including: duration and severity of impairment, cash flow, investment sector stability, credit worthiness, financial condition of issuer, and intent and ability to hold to allow for recovery in value.

      Special Deposits: Assets of $4.2 million, $4.1 million and $4.0 million at December 31, 2003, 2002 and 2001, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in "Bonds" in the consolidated balance sheets.

      Repurchase Agreements: The Company has entered into repurchase agreements whereby securities will be resold at a specified date and price. Assets of $132.4 million and $93.9 million are included in the Consolidated Balance Sheets as cash and cash equivalents as of December 31, 2003 and 2002, respectively, and are subject to repurchase.

      Investment Income and Investment Gains and Losses: The major categories of net investment income are summarized as follows:

                                                   For the Years Ended December 31,
                                                            (In millions)
                                                   ---------------------------------
                                                      2003         2002         2001
                                                   -------      -------      -------
Bonds ........................................     $  77.6      $  54.3      $  39.9
Affiliated mutual funds ......................         1.1          1.5          3.0
Mortgage loans ...............................         0.1          0.1           --
Policy loans .................................         4.4          4.5          4.6
Cash equivalents and short term investments ..         3.0          1.2          2.0
Other ........................................          --          0.1           --
                                                   -------      -------      -------
Gross investment income ......................        86.2         61.7         49.5
Less: Investment expenses ....................        (1.6)        (1.6)        (1.5)
                                                   -------      -------      -------
Net investment income ........................     $  84.6      $  60.1      $  48.0
                                                   =======      =======      =======

Net realized gains (losses) on investments were from the following sources:

                                                   For the Years Ended December 31,
                                                            (In millions)
                                                   ---------------------------------
                                                      2003         2002         2001
                                                   -------      -------      -------
Bonds ........................................     $   1.1      $ (20.4)     $  (1.6)
Affiliated mutual funds ......................          --           --          5.2
Separate account seed money ..................          --           --         (3.6)
Other ........................................          --         (0.3)        (0.1)
                                                   -------      -------      -------
Net realized gains (losses) on investment ....     $   1.1      $ (20.7)     $  (0.1)
                                                   =======      =======      =======

      Realized losses included $0.5 million, $16.9 million and $5.0 million for the years ended December 31, 2003, 2002 and 2001, respectively, of pre-tax valuation adjustments for declines in fair value of investments that were considered to be other-than-temporary.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      Accumulated Other Comprehensive Gain (Loss) Income: Accumulated other comprehensive gain (loss) income consists of net unrealized investment gains (losses) on securities available for sale. Changes in this amount include reclassification adjustments to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been a component of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, are as follows:

                                                                        December 31,
                                                                       (In millions)
                                                             ---------------------------------
                                                                2003         2002         2001
                                                             -------      -------      -------
Balance, beginning of year, net of tax .................     $  11.9      $   3.5      $   6.3
Changes in net unrealized investment gains
   (losses) attributable to:
      Investments arising during the period ............        30.7         28.1         12.9
      Reclassification adjustment for gains (losses)
         included in net income ........................         1.6         (0.8)        (4.5)
                                                             -------      -------      -------
Changes in net unrealized investment gains
   (losses), net of adjustment .........................        32.3         27.3          8.4
Impact of net unrealized investment gains
   (losses) on:
      Deferred federal income tax ......................        (6.2)        (4.9)        (4.5)
      Deferred policy acquisition costs ................       (14.5)       (14.0)        (6.7)
                                                             -------      -------      -------
Change in unrealized investment gains (losses),
   net of tax ..........................................        11.6          8.4         (2.8)
                                                             -------      -------      -------
Balance, end of year, net of tax .......................     $  23.5      $  11.9      $   3.5
                                                             =======      =======      =======

NOTE 4 -- DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 2003, 2002 and 2001 are summarized as follows:

                                                            December 31,
                                                            (In millions)
                                                  -----------------------------
                                                     2003       2002       2001
                                                  -------    -------    -------
Balance, beginning of year ...................    $ 319.8    $ 403.0    $ 422.7
Capitalization of deferrable expenses ........       94.1       81.5       31.5
Amortization .................................     (107.6)    (180.3)     (76.7)
Change in unrealized investment losses, net ..      (14.5)     (14.0)      (6.7)
Interest on DAC ..............................       29.3       29.6       32.2
                                                  -------    -------    -------
Balance, end of year .........................    $ 321.1    $ 319.8    $ 403.0
                                                  =======    =======    =======

      During 2003, the Company recorded $22.3 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products primarily due to increased long term lapse rate assumptions.

      During 2002, the Company recorded $101.8 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products due to decreased market returns and declines in asset value on which fees are based.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 5 -- POLICYHOLDERS' LIABILITIES

      The balances of future policy benefits and policyholders' account balances for the years ended December 31, 2003 and 2002 are summarized as follows:

                                                             December 31,
                                                             (In millions)
                                                      --------------------------
                                                            2003            2002
                                                      ----------      ----------
Future Policy Benefits
   General Account
      Life insurance ...........................      $     16.3      $     18.2
                                                      ----------      ----------
      Annuities ................................           164.2            51.3
                                                      ----------      ----------
      Future policy benefits ...................           180.5            69.5
                                                      ----------      ----------

Policyholders' Account Balances
   General Account
      Individual annuities .....................         1,495.1           863.8
      Group annuities ..........................            89.1            99.1
      Variable life ............................            84.6            86.9
   Separate Account
      Individual annuities .....................         4,277.2         3,906.9
      Group annuities ..........................         2,878.2         2,760.2
      Variable life ............................           510.2           427.6
                                                      ----------      ----------
      Policyholders' account balances ..........         9,334.4         8,144.5
                                                      ----------      ----------
Total Policyholder Liabilities .................      $  9,514.9      $  8,214.0
                                                      ==========      ==========
Total General Account Liabilities ..............      $  1,849.3      $  1,119.3
                                                      ==========      ==========
Total Separate Account Liabilities .............      $  7,665.6      $  7,094.7
                                                      ==========      ==========

      The following table highlights the key assumptions generally utilized in calculating liabilities for future policy benefits:

Product                   Mortality                        Interest Rate     Estimation Method
-------------------------------------------------------------------------------------------------------------
Life insurance            Based on Company's               4.00%             Present value of future benefit
                          experience, established                            payments and related expenses,
                          at issue                                           less the present value of future
                                                                             net premiums

Individual, and           SA, 1971, 1983a, A2000           5.50%             Present value of expected future
immediate annuities.      mortality tables with certain                      payments based on historical
                          modifications                                      experience

      Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses and to recover any unamortized policy acquisition costs. The Company had no premium deficiency reserves as of December 31, 2003 and 2002.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. The carrying value approximates fair value.

      Certain contract provisions that determine the policyholder account balances are as follows:

                                          Credited Fixed
            Product                       Interest Rates      Withdrawal/Surrender Charges
--------------------------------------------------------------------------------------------------------
Individual annuities                      3.10% to 6.00%      Declining to zero over 4 to 7 years.
Group annuities                           3.00% to 7.10%      Contractually agreed upon rates, declining
                                                              to zero over a maximum of 9 years.
Variable life                             4.00% to 4.15%      Declining to zero over 10 to 15 years.

NOTE 6 -- REINSURANCE

      The Company has entered into cession agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period.

      The Company has ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income and comprehensive income are $84.5 million, $96.5 million and $103.4 million of ceded premiums at December 31, 2003, 2002 and 2001, respectively.

      During 2001, the Company revised its estimate used in calculating DAC on intercompany reinsurance with affiliates. The result of this change in estimate is a charge to earnings of $45.0 million in 2001, which was reported as "Other operating costs and expenses" in the consolidated statements of income and comprehensive income.

NOTE 7 -- FEDERAL INCOME TAXES

      A consolidated federal income tax return is prepared for the following entities: The Guardian, Park Avenue Life Insurance Company, Guardian Asset Management Corp., Managed Dental Care of California, Managed Dental Care of Texas, Managed Dental Care of Missouri, Managed Dental Care of Maryland, Guardian Hanover Corp., Fiduciary Insurance Company of America, Innovative Underwriters Inc., GIAC and its subsidiaries, Guardian Trust Company, Dental Guard Preferred, Berkshire Life Insurance Company of America and First Commonwealth Inc. and its subsidiaries. The consolidated income tax liability is allocated among the members of the group according to a tax sharing agreement. In accordance with this tax sharing agreement, each member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses utilizable by the consolidated group. Estimated payments are made between the members of the group during the year.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

      The income tax expense is different from the amount computed using the statutory federal tax rate of 35% for the following reasons:

                                               For the Years Ended December 31,
                                                      (In millions)
                                              ----------------------------------
                                                 2003         2002         2001
                                              -------      -------      -------
Expected taxes on pre-tax (loss) income . $ (3.5) $ (47.3) $ (21.9) Permanent adjustments:
   Dividends received deduction on
      separate accounts .................       (11.8)        (9.9)         1.0
   Overpayment of prior years in 2001 ...          --           --         (6.9)
   True-up of tax basis reserves ........          --           --         (5.3)
   True-up of deferred tax on bonds .....         1.8           --         (1.5)
   Write-off of software ................          --           --          1.5
   Foreign tax credit ...................        (0.4)          --         (0.2)
   Other ................................         0.2         (0.7)        (0.7)
                                              -------      -------      -------
Total income tax (benefit) expense ......     $ (13.7)     $ (57.9)     $ (34.0)
                                              =======      =======      =======

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 2003 and 2002, are as follows:

                                                             December 31,
                                                             (In millions)
                                                      --------------------------
                                                         2003              2002
                                                      -------           -------
Deferred tax assets:
Separate account allowances .................         $  26.0           $  27.6
DAC Proxy ...................................            21.6              19.1
Capitalized software costs ..................             0.2                --
Other .......................................              --               2.0
                                                      -------           -------
Total deferred tax assets ...................            47.8              48.7
                                                      -------           -------
Deferred tax liabilities:
Deferred acquisition costs ..................           124.8             111.9
Capitalized software costs ..................              --               4.4
Reserves ....................................             2.7               7.8
Investments .................................             9.8               9.7
Other .......................................             1.6                --
                                                      -------           -------
Total deferred tax liabilities ..............           138.9             133.8
                                                      -------           -------
Net deferred tax liability ..................         $  91.1           $  85.1
                                                      =======           =======


      Management has concluded that the deferred income tax assets are more likely than not to be realized, therefore, no valuation allowance has been provided.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 8 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

      The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

      Bonds and affiliated mutual funds: For bonds and affiliated mutual funds other than private placements, estimated fair value is based on quoted market prices or estimates from independent services. Fair value for private placements securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

      Policy loans: The estimated fair value of policy loans approximate the carrying amount since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

      Future policy benefits and policyholders' account balances: Future policy benefits estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. Carrying value approximates fair value.

      The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2003 and 2002 are as follows (in millions):

                                             December 31, 2003            December 31, 2002
                                         ------------------------     ------------------------
                                         Carrying      Estimated       Carrying     Estimated
                                          Amount       Fair Value       Amount      Fair Value
                                         --------      ----------     ---------     ----------
Financial assets:
Bonds, available for sale ..........     $1,663.8      $  1,663.8     $ 1,062.7     $  1,062.7
Affiliated mutual funds ............         31.8            31.8          23.9           23.9
Policy loans .......................         84.2            84.2          87.8           87.8
Cash and cash equivalents ..........        295.4           295.4         108.6          108.6
Separate account assets ............      7,731.5         7,731.5       7,155.5        7,155.5

Financial liabilities:
Future policy benefits .............        180.5           180.5          69.5           69.5
Policyholders' account balances ....      9,334.4         9,334.4       8,144.5        8,144.5

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 9 -- RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $138.2 million in 2003, $169.0 million in 2002 and $188.2 million in 2001, and, in the opinion of management, were considered appropriate for the services rendered.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.

      The separate account assets invested in affiliated mutual funds as of December 31, 2003 and 2002 are as follows (in millions):

                                                               December 31,
                                                         -----------------------
                                                               2003         2002
                                                         ----------   ----------
The Guardian Stock Fund ..............................   $  1,454.5   $  1,360.4
The Guardian VC 500 Index Fund .......................         61.1         33.8
The Guardian VC Allocation Fund ......................         23.1         14.3
The Guardian High Yield Bond Fund ....................         26.1         11.7
The Guardian Low Duration Bond Fund ..................          3.3         --
The Guardian Bond Fund ...............................        378.9        429.2
The Guardian Cash Fund ...............................        356.3        492.7
The Baillie Gifford International Fund ...............        194.2        163.8
The Baillie Gifford Emerging Markets Fund ............         55.3         33.2
The Guardian Small Cap Stock Fund ....................        184.5        124.7
The Guardian Park Avenue Fund ........................        237.5        239.9
The Guardian Park Avenue Small Cap Fund ..............         63.6         49.3
The Guardian Asset Allocation Fund ...................         34.2         32.3
The Guardian Baillie Gifford International Fund ......         10.4          9.2
The Guardian Baillie Gifford Emerging Markets Fund ...         27.5         17.1
The Guardian Investment Quality Bond Fund ............         54.9         69.7
The Guardian High Yield Bond Fund ....................          7.0          4.5
The Guardian Cash Management Fund ....................        248.9        340.5
                                                         ----------   ----------
                                                         $  3,421.3   $  3,426.3
                                                         ==========   ==========

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 2003 and 2002 are as follows (in millions):

                                                               December 31,
                                                          ----------------------
                                                               2003         2002
                                                          ---------    ---------
The Guardian Park Avenue Fund ........................    $     0.1    $     0.1
The Guardian Park Avenue Small Cap Fund ..............          2.6          1.8
The Guardian Small Cap Stock Fund ....................         17.1         11.9
The Guardian Asset Allocation Fund ...................          2.5          2.0
The Guardian Baillie Gifford International Fund ......          1.7          1.3
The Guardian Baillie Gifford Emerging Markets Fund ...          1.7          1.1
The Guardian Investment Quality Bond Fund ............          2.2          2.1
The Guardian High Yield Bond Fund ....................          1.8          1.5
The Guardian Cash Management Fund ....................          2.1          2.1
                                                          ---------    ---------
                                                          $    31.8    $    23.9
                                                          =========    =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2003

NOTE 10 -- STATUTORY EQUITY AND INCOME

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, limiting deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                        For the Years Ended December 31,
                                                                 (In millions)
                                                        ---------------------------------
                                                           2003         2002         2001
                                                        -------      -------      -------
Consolidated GAAP net income (loss) ...............     $   3.7      $ (77.1)     $ (28.6)
Adjustments to reconcile to statutory basis:
   Statutory net income of subsidiaries ...........         2.4          8.1          9.6
   Change in deferred policy acquisition costs ....       (15.8)        66.2          9.6
   Change in deferred software costs ..............          --           --          8.0
   Deferred premiums ..............................        (0.1)        (0.1)        (4.7)
   Re-estimation of future policy benefits ........        (1.6)       (13.4)        22.3
   Reinsurance ....................................        (3.8)        (3.8)        (3.8)
   Deferred federal income tax (benefits) expense .        (0.8)       (24.8)       (19.6)
   Amortization of interest maintenance reserve ...        (0.9)        (0.5)          --
   Transfer to interest maintenance reserve .......        (0.8)         3.3         (0.2)
   Other, net .....................................         5.0          2.5          1.1
                                                        -------      -------      -------
Statutory net loss ................................     $ (12.7)     $ (39.6)     $  (6.3)
                                                        =======      =======      =======

      The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:

                                                                      December 31,
                                                                      (In millions)
                                                             ---------------------------------
                                                                2003         2002         2001
                                                             -------      -------      -------
Consolidated GAAP stockholder's equity .................     $ 487.7      $ 452.4      $ 496.1
Add (deduct) cumulative effect of adjustments:
   Deferred policy acquisition costs ...................      (321.1)      (319.8)      (403.0)
   Defered software costs ..............................        (0.8)       (13.7)       (19.4)
   Asset valuation reserve .............................       (11.5)          --         (5.2)
   Re-estimation of future policy benefits .............       (47.0)       (57.0)       (49.1)
   Establishment of deferred income tax liability, net .        91.1         85.1        106.9
   Unrealized gains on investments .....................       (72.1)       (45.0)       (15.4)
   Separate account allowances .........................        60.3         71.8         77.3
   Other liabilities ...................................        24.5         22.6         23.5
   Deferred premiums ...................................         2.2          3.0          2.7
   Other, net ..........................................         9.1         10.7          6.4
                                                             -------      -------      -------
Statutory capital and surplus ..........................     $ 222.4      $ 210.1      $ 220.8
                                                             =======      =======      =======

                         Report of Independent Auditors

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003; in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


February 25, 2004